LVIP SSGA Bond Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.82%
Fannie Mae-Aces
Series 2015-M1 A2 2.53% 9/25/24	332,963	$ 320,809
•Series 2017-M15 ATS2 3.15% 11/25/27	427,601	410,272
•Series 2017-M3 A2 2.47% 12/25/26	603,991	563,947
•Series 2017-M8 A2 3.06% 5/25/27	304,119	289,915
•Series 2018-M1 A2 2.99% 12/25/27	131,576	126,078
Series 2020-M42 A2 1.27% 7/25/30	960,000	787,911
•Series 2020-M53 A2 1.68% 11/25/32	1,000,000	800,845
Series 2020-M8 A2 1.82% 2/25/30	144,700	124,994
•Series 2021-M1 A2 1.39% 11/25/30	131,250	108,431
•Series 2022-M1 A2 1.67% 10/25/31	500,000	400,968
•Series 2022-M3 A2 1.71% 11/25/31	1,000,000	813,753
•Fannie Mae-Aces REMIC Series 2022-M13 A2 2.59% 6/25/32	500,000	438,076
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K060 A2 3.30% 10/25/26	1,000,000	966,951
♦Series K067 AM 3.28% 8/25/27	800,000	764,936
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,341,184
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,227,400
♦Series K089 A2 3.56% 1/25/29	714,286	689,113
♦Series K098 A2 2.43% 8/25/29	350,000	315,086
♦Series K102 A2 2.54% 10/25/29	1,000,000	903,940
♦Series K105 A2 1.87% 1/25/30	250,000	215,450
♦Series K108 A2 1.52% 3/25/30	222,222	186,696
♦Series K109 A2 1.56% 4/25/30	200,000	168,007
♦Series K110 A2 1.48% 4/25/30	160,714	134,386
♦Series K111 A2 1.35% 5/25/30	600,000	495,320
♦Series K113 A2 1.34% 6/25/30	500,000	411,977
♦Series K115 A2 1.38% 6/25/30	2,383,333	1,964,124
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K117 A2 1.41% 8/25/30	750,000	$ 617,112
♦Series K121 A2 1.55% 10/25/30	400,000	330,860
♦Series K123 A2 1.62% 12/25/30	350,000	290,641
♦Series K126 A2 2.07% 1/25/31	400,000	343,032
♦Series K140 A2 2.25% 1/25/32	1,000,000	853,668
♦Series K-1515 A2 1.94% 2/25/35	351,000	266,233
♦Series K-1519 A2 2.01% 12/25/35	250,000	192,575
♦Series K734 A2 3.21% 2/25/26	500,000	484,433
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,414,651
♦Series K741 A2 1.60% 12/25/27	400,000	355,990
Total Agency Commercial Mortgage-Backed Securities (Cost $22,942,244)		20,119,764
AGENCY MORTGAGE-BACKED SECURITIES–27.11%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	4,115,528	3,618,268
1.50% 3/1/37	6,839,522	6,012,759
1.50% 4/1/37	1,930,880	1,697,462
2.00% 9/1/35	2,650,071	2,397,495
2.00% 11/1/35	4,187,507	3,788,390
2.00% 12/1/35	3,183,947	2,880,453
2.00% 2/1/36	4,253,647	3,837,685
2.00% 6/1/36	4,778,139	4,310,798
2.00% 12/1/36	7,344,032	6,625,542
2.00% 5/1/37	1,494,176	1,347,953
2.50% 10/1/27	205,368	197,489
2.50% 3/1/28	429,105	412,856
2.50% 4/1/28	636,791	611,505
2.50% 7/1/28	150,082	143,912
2.50% 9/1/28	248,233	237,784
2.50% 10/1/28	141,067	135,332
2.50% 3/1/29	623,911	599,662
2.50% 2/1/30	479,981	456,218
2.50% 5/1/30	185,661	175,243
2.50% 2/1/31	1,127,946	1,066,511
2.50% 7/1/31	499,803	471,339
2.50% 10/1/31	516,003	486,581
2.50% 6/1/32	1,400,005	1,320,225
2.50% 12/1/32	550,629	516,502
2.50% 2/1/35	2,057,005	1,917,800
2.50% 8/1/35	1,007,167	937,116
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 11/1/26	312,190	$ 303,805
3.00% 6/1/27	89,406	86,890
3.00% 8/1/27	168,898	164,043
3.00% 9/1/27	683,036	663,261
3.00% 10/1/27	109,745	106,495
3.00% 12/1/27	33,117	32,135
3.00% 8/1/29	565,090	542,049
3.00% 4/1/30	314,847	301,584
3.00% 5/1/30	639,790	621,679
3.00% 6/1/30	449,200	430,294
3.00% 12/1/30	293,920	281,525
3.00% 10/1/32	410,790	392,816
3.00% 8/1/34	648,023	615,488
3.50% 11/1/25	54,722	53,750
3.50% 12/1/25	132,943	130,550
3.50% 12/1/26	114,554	112,291
3.50% 10/1/29	519,721	506,190
3.50% 4/1/32	174,130	169,588
3.50% 7/1/32	102,703	100,027
3.50% 6/1/33	243,053	236,700
4.00% 4/1/24	3,572	3,571
4.00% 5/1/24	6,444	6,442
4.00% 6/1/24	10,906	10,903
4.00% 7/1/24	4,623	4,622
4.00% 10/1/24	265	265
4.00% 12/1/24	14,260	14,189
4.00% 1/1/25	25,564	25,439
4.00% 3/1/25	27,897	27,716
4.00% 5/1/25	7,412	7,410
4.00% 7/1/25	154	153
4.00% 8/1/25	1,051	1,044
4.00% 9/1/25	17,253	17,332
4.00% 10/1/25	16,713	16,545
4.00% 1/1/26	464	465
4.00% 3/1/26	54,542	54,205
4.00% 5/1/26	691	686
4.00% 7/1/26	33,620	33,732
4.00% 3/1/31	99,109	98,499
4.50% 4/1/23	7	7
4.50% 5/1/23	52	52
4.50% 6/1/23	384	384
4.50% 11/1/23	290	290
4.50% 2/1/24	29	29
4.50% 3/1/24	116	116
4.50% 4/1/24	2,183	2,184
4.50% 5/1/24	4,305	4,310
4.50% 7/1/24	6,843	6,856
4.50% 8/1/24	14,381	14,414
4.50% 11/1/24	11,206	11,235
4.50% 4/1/25	11,502	11,525
4.50% 5/1/25	1,050	1,051
4.50% 6/1/25	405	406
5.00% 4/1/23	23	23
5.00% 6/1/23	998	1,005
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 9/1/23	1,039	$ 1,046
5.00% 11/1/23	686	691
5.00% 12/1/23	465	469
5.00% 3/1/25	1,289	1,297
5.00% 6/1/25	22	22
Fannie Mae S.F. 15 yr TBA
3.50% 4/1/38	1,000,000	966,641
4.00% 4/1/38	300,000	295,242
4.50% 4/1/38	300,000	299,086
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,740,323	2,248,389
2.00% 8/1/40	620,524	536,466
2.00% 10/1/40	698,187	603,607
2.00% 11/1/40	4,990,613	4,314,549
2.00% 1/1/41	2,283,504	1,960,147
2.00% 2/1/41	783,543	669,596
2.00% 11/1/41	2,690,968	2,315,110
2.50% 2/1/40	434,956	389,109
2.50% 6/1/40	454,669	405,615
2.50% 8/1/40	1,056,975	942,933
2.50% 4/1/41	335,730	299,491
3.00% 11/1/34	304,039	285,738
3.00% 12/1/34	206,652	194,214
3.00% 2/1/35	409,362	384,719
3.00% 3/1/36	175,772	164,751
3.00% 11/1/36	821,821	770,274
3.00% 9/1/37	439,549	411,967
3.50% 6/1/34	453,521	441,692
3.50% 7/1/34	1,227,475	1,195,457
3.50% 2/1/37	514,432	495,915
4.00% 9/1/35	100,878	98,483
4.00% 10/1/35	168,594	164,591
4.00% 1/1/37	248,507	242,605
Fannie Mae S.F. 30 yr
1.50% 11/1/51	5,249,066	4,123,288
2.00% 8/1/50	7,590,541	6,297,351
2.00% 1/1/51	11,115,863	9,219,786
2.00% 2/1/51	6,203,301	5,144,498
2.00% 4/1/51	14,991,175	12,427,748
2.00% 7/1/51	9,553,208	7,913,554
2.00% 10/1/51	13,927,345	11,518,886
2.00% 11/1/51	6,459,837	5,350,017
2.00% 1/1/52	7,483,782	6,193,274
2.00% 3/1/52	5,176,660	4,282,049
2.50% 11/1/49	4,653,842	4,035,179
2.50% 7/1/50	3,312,923	2,866,374
2.50% 8/1/50	2,126,416	1,840,957
2.50% 10/1/50	6,205,268	5,362,181
2.50% 4/1/51	12,989,770	11,209,772
2.50% 7/1/51	8,828,085	7,619,628
2.50% 8/1/51	6,818,020	5,882,756
2.50% 9/1/51	1,830,543	1,579,295
2.50% 10/1/51	8,324,694	7,176,968
2.50% 3/1/52	8,227,684	7,094,262

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 9/1/42	362,413	$ 334,241
3.00% 10/1/42	1,108,908	1,022,711
3.00% 11/1/42	681,562	628,591
3.00% 12/1/42	728,919	672,267
3.00% 1/1/43	504,443	465,233
3.00% 3/1/43	955,532	881,253
3.00% 4/1/43	677,234	624,589
3.00% 6/1/43	1,779,296	1,640,960
3.00% 7/1/43	1,020,269	940,952
3.00% 8/1/43	1,164,775	1,074,223
3.00% 9/1/45	704,708	649,362
3.00% 11/1/45	1,239,865	1,140,892
3.00% 9/1/46	1,512,603	1,385,897
3.00% 10/1/46	980,929	898,406
3.00% 11/1/46	1,087,882	999,727
3.00% 12/1/46	2,746,728	2,524,276
3.00% 1/1/47	2,205,890	2,016,873
3.00% 9/1/47	385,050	351,181
3.00% 2/1/48	1,310,768	1,203,476
3.00% 12/1/49	5,073,010	4,591,203
3.00% 7/1/50	1,975,969	1,794,101
3.00% 1/1/51	4,489,031	4,084,608
3.00% 2/1/52	2,158,033	1,944,507
3.00% 5/1/52	2,396,714	2,152,108
3.50% 10/1/40	190,196	181,701
3.50% 12/1/40	106,879	101,971
3.50% 2/1/41	182,739	174,386
3.50% 8/1/42	193,376	184,490
3.50% 9/1/42	694,177	662,287
3.50% 10/1/42	1,062,189	1,013,287
3.50% 11/1/42	337,305	322,253
3.50% 1/1/43	945,523	901,020
3.50% 2/1/43	153,920	146,828
3.50% 7/1/43	1,274,767	1,215,517
3.50% 10/1/44	518,009	491,716
3.50% 1/1/45	363,088	345,048
3.50% 2/1/45	1,598,254	1,524,832
3.50% 5/1/45	641,583	606,137
3.50% 8/1/45	783,016	739,270
3.50% 11/1/45	960,688	907,012
3.50% 2/1/46	1,858,463	1,754,623
3.50% 5/1/46	398,786	376,502
3.50% 6/1/46	162,834	154,363
3.50% 2/1/47	543,467	513,097
3.50% 3/1/47	371,008	350,212
3.50% 5/1/47	703,673	664,357
3.50% 7/1/47	1,475,438	1,407,523
3.50% 9/1/47	341,822	322,324
3.50% 10/1/47	819,611	772,567
3.50% 12/1/47	702,841	663,993
3.50% 1/1/48	820,333	773,789
3.50% 2/1/48	463,599	436,827
3.50% 6/1/48	860,529	810,833
3.50% 11/1/48	647,503	612,733
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 6/1/49	2,332,850	$ 2,199,757
3.50% 8/1/49	2,418,649	2,269,795
3.50% 6/1/50	615,565	576,885
4.00% 1/1/39	11,416	11,173
4.00% 2/1/39	11,737	11,487
4.00% 3/1/39	622	609
4.00% 4/1/39	47,234	46,228
4.00% 6/1/39	34,533	33,797
4.00% 8/1/39	142,481	139,319
4.00% 9/1/39	194,583	190,436
4.00% 11/1/39	11,251	11,011
4.00% 12/1/39	214,586	210,016
4.00% 1/1/40	70,097	68,604
4.00% 5/1/40	88,028	86,446
4.00% 8/1/40	24,881	24,419
4.00% 9/1/40	41,713	40,824
4.00% 10/1/40	164,885	161,372
4.00% 11/1/40	241,702	236,553
4.00% 12/1/40	405,771	397,981
4.00% 1/1/41	715,108	700,011
4.00% 2/1/41	263,676	258,058
4.00% 3/1/41	3,708	3,641
4.00% 4/1/41	95,042	93,017
4.00% 5/1/41	448,195	438,644
4.00% 9/1/41	81,676	79,946
4.00% 10/1/41	35,242	34,491
4.00% 11/1/41	88,436	86,552
4.00% 12/1/41	2,994	2,930
4.00% 1/1/42	2,887	2,826
4.00% 10/1/43	1,086,904	1,062,729
4.00% 12/1/43	304,685	298,000
4.00% 7/1/44	367,771	358,694
4.00% 9/1/44	369,755	360,613
4.00% 10/1/44	564,824	551,096
4.00% 3/1/45	533,073	513,420
4.00% 7/1/45	589,708	574,943
4.00% 9/1/45	1,550,664	1,504,197
4.00% 4/1/46	314,051	306,187
4.00% 7/1/46	129,674	126,360
4.00% 11/1/46	960,920	936,460
4.00% 4/1/47	583,382	568,110
4.00% 9/1/47	295,900	287,879
4.00% 12/1/47	1,142,853	1,113,521
4.00% 1/1/48	340,407	330,828
4.00% 2/1/48	732,817	707,399
4.00% 5/1/48	183,629	178,348
4.00% 6/1/48	1,497,649	1,451,786
4.00% 7/1/48	475,979	462,290
4.00% 5/1/49	693,563	671,989
4.00% 8/1/49	2,035,442	1,975,842
4.00% 7/1/52	1,315,235	1,267,656
4.00% 8/1/52	1,751,326	1,691,868
4.00% 10/1/52	3,766,972	3,602,725
4.50% 8/1/33	5,891	5,910

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/34	4,452	$ 4,466
4.50% 9/1/35	17,364	17,382
4.50% 2/1/38	4,833	4,854
4.50% 4/1/38	13,271	13,098
4.50% 7/1/38	14,445	14,433
4.50% 11/1/38	27,378	27,533
4.50% 2/1/39	84,734	85,216
4.50% 3/1/39	53,594	53,898
4.50% 4/1/39	292,407	294,050
4.50% 5/1/39	145,876	146,706
4.50% 6/1/39	27,765	27,923
4.50% 7/1/39	99,105	99,668
4.50% 9/1/39	83,938	84,198
4.50% 1/1/40	236,818	238,165
4.50% 2/1/40	410,451	412,784
4.50% 5/1/40	181,765	182,402
4.50% 6/1/40	110,903	111,533
4.50% 8/1/40	48,343	48,484
4.50% 9/1/40	105,266	105,857
4.50% 10/1/40	571,328	574,532
4.50% 11/1/40	70,925	70,396
4.50% 2/1/41	289,608	290,691
4.50% 4/1/41	6,101	6,035
4.50% 5/1/41	528,189	529,976
4.50% 1/1/42	625,644	629,206
4.50% 9/1/43	248,778	248,656
4.50% 10/1/44	53,380	53,353
4.50% 9/1/47	377,506	376,269
4.50% 11/1/47	334,466	333,371
4.50% 8/1/48	719,776	715,371
4.50% 11/1/48	420,844	418,441
4.50% 12/1/48	491,935	489,982
4.50% 8/1/52	5,385,009	5,276,081
5.00% 9/1/33	36,646	37,404
5.00% 4/1/34	138,699	141,646
5.00% 7/1/34	91,682	93,628
5.00% 11/1/34	44,490	45,114
5.00% 4/1/35	26,158	26,714
5.00% 6/1/35	45,080	46,038
5.00% 7/1/35	530,179	541,439
5.00% 9/1/35	12,437	12,701
5.00% 10/1/35	32,163	32,848
5.00% 12/1/35	155,442	158,746
5.00% 2/1/36	345,953	353,313
5.00% 3/1/36	19,952	20,376
5.00% 11/1/36	8,467	8,647
5.00% 4/1/38	41,114	41,988
5.00% 7/1/38	4,907	4,956
5.00% 8/1/39	122,180	124,932
5.00% 12/1/39	36,252	36,937
5.00% 1/1/40	125,328	127,397
5.00% 7/1/40	263,593	268,114
5.00% 9/1/40	91,205	93,148
5.00% 6/1/41	145,721	148,825
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 10/1/52	708,463	$ 711,058
5.50% 11/1/33	10,408	10,741
5.50% 1/1/34	20,192	20,838
5.50% 5/1/34	49,504	50,416
5.50% 7/1/34	21,851	22,415
5.50% 10/1/34	46,507	47,996
5.50% 9/1/35	24,963	25,800
5.50% 10/1/35	9,141	9,434
5.50% 12/1/35	26,715	27,639
5.50% 1/1/36	118,906	123,262
5.50% 4/1/36	266,766	275,783
5.50% 8/1/36	97,039	100,470
5.50% 1/1/37	58,253	60,030
5.50% 3/1/37	21,602	22,294
5.50% 5/1/37	32,485	33,708
5.50% 6/1/37	6,223	6,287
5.50% 8/1/37	11,402	11,837
5.50% 11/1/37	537	558
5.50% 12/1/37	76	77
5.50% 1/1/38	548,198	569,142
5.50% 2/1/38	8,949	9,177
5.50% 5/1/38	45,566	47,307
5.50% 6/1/38	2,694	2,797
5.50% 7/1/38	18,816	19,535
5.50% 10/1/38	9,477	9,839
5.50% 1/1/39	53,063	54,728
5.50% 5/1/39	90,170	93,614
5.50% 6/1/39	94,439	98,046
5.50% 10/1/39	38,712	40,191
5.50% 7/1/41	77,015	79,957
5.50% 12/1/52	703,403	717,059
5.50% 2/1/53	720,149	735,288
6.00% 12/1/35	27,780	28,523
6.00% 2/1/36	12,714	13,240
6.00% 6/1/36	8,880	9,277
6.00% 7/1/36	32,639	33,769
6.00% 8/1/36	19,901	20,734
6.00% 9/1/36	26,235	27,099
6.00% 10/1/36	15,150	15,730
6.00% 11/1/36	1,463	1,504
6.00% 1/1/37	26,167	27,293
6.00% 2/1/37	80,805	84,237
6.00% 3/1/37	16,780	17,267
6.00% 4/1/37	3,106	3,174
6.00% 5/1/37	22,807	23,827
6.00% 6/1/37	19,615	20,508
6.00% 8/1/37	31,731	33,032
6.00% 9/1/37	55,997	58,488
6.00% 10/1/37	41,460	43,297
6.00% 11/1/37	18,345	18,975
6.00% 1/1/38	7,045	7,410
6.00% 4/1/38	1,626	1,662
6.00% 5/1/38	29,479	30,666
6.00% 6/1/38	11,810	12,146

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 8/1/38	15,163	$ 15,496
6.00% 9/1/38	12,722	12,990
6.00% 10/1/38	4,686	4,806
6.00% 11/1/38	5,569	5,780
6.00% 12/1/38	141,512	147,838
6.00% 4/1/40	105,865	110,341
6.00% 6/1/40	188,701	197,136
6.50% 3/1/32	290	300
6.50% 7/1/36	17,704	18,522
6.50% 9/1/36	18,293	19,188
6.50% 11/1/36	15,594	16,543
6.50% 9/1/37	3,634	3,868
6.50% 10/1/37	33,549	35,233
6.50% 2/1/38	30,924	32,524
6.50% 3/1/38	112,807	118,691
6.50% 5/1/38	18,620	19,420
6.50% 7/1/38	84,219	88,554
7.00% 8/1/39	25,421	26,327
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/53	875,000	813,032
4.00% 4/1/53	2,200,000	2,104,102
4.50% 4/1/53	3,775,000	3,698,729
5.00% 4/1/53	4,075,000	4,064,176
5.50% 4/1/53	4,375,000	4,419,177
6.00% 4/1/53	3,900,000	3,980,590
Freddie Mac S.F. 15 yr
1.50% 2/1/37	4,440,195	3,904,659
1.50% 4/1/37	898,031	789,470
2.50% 4/1/28	20,280	19,449
2.50% 7/1/28	103,355	99,082
2.50% 9/1/28	550,729	528,525
2.50% 10/1/28	653,211	626,812
2.50% 10/1/29	415,710	396,001
2.50% 1/1/31	553,278	523,710
2.50% 5/1/31	211,210	199,399
2.50% 6/1/31	768,080	725,129
2.50% 12/1/31	814,055	768,544
2.50% 12/1/32	494,202	459,235
3.00% 11/1/26	402,117	391,854
3.00% 2/1/27	41,037	39,948
3.00% 3/1/27	62,529	60,762
3.00% 4/1/27	141,826	138,040
3.00% 11/1/27	59,435	57,916
3.00% 2/1/29	333,769	322,922
3.00% 4/1/30	746,591	715,965
3.00% 12/1/30	873,914	835,861
3.00% 5/1/31	413,118	395,509
3.00% 2/1/32	383,320	366,957
3.00% 5/1/32	237,468	227,333
3.00% 11/1/32	437,347	418,664
3.50% 12/1/25	128,028	125,895
3.50% 3/1/26	110,531	108,635
3.50% 10/1/27	108,264	104,794
3.50% 2/1/30	71,668	69,821
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.50% 4/1/32	179,613	$ 175,114
4.00% 8/1/24	5,001	4,982
4.00% 2/1/25	11,826	11,720
4.00% 7/1/25	32,635	32,477
4.00% 4/1/26	89,505	89,060
4.50% 6/1/24	194	194
4.50% 7/1/24	8,285	8,315
4.50% 8/1/24	2,370	2,374
4.50% 11/1/24	10,519	10,558
4.50% 5/1/25	2,824	2,833
5.00% 4/1/23	107	108
5.00% 3/1/25	1,366	1,376
6.00% 11/1/23	1,204	1,200
Freddie Mac S.F. 20 yr
2.50% 1/1/42	1,346,178	1,192,494
3.00% 4/1/36	471,327	442,235
3.00% 2/1/37	387,563	363,823
3.00% 5/1/42	755,553	691,276
Freddie Mac S.F. 30 yr
1.50% 2/1/51	8,162,642	6,425,983
1.50% 10/1/51	2,911,789	2,287,747
1.50% 11/1/51	2,839,478	2,230,943
2.00% 10/1/50	5,950,830	4,936,682
2.00% 11/1/50	8,453,889	7,012,720
2.00% 12/1/50	4,535,614	3,761,974
2.00% 1/1/51	6,061,622	5,028,274
2.00% 2/1/51	8,708,598	7,224,069
2.00% 9/1/51	6,971,401	5,775,358
2.00% 11/1/51	11,285,828	9,346,664
2.00% 2/1/52	8,719,247	7,212,445
2.00% 3/1/52	5,692,734	4,708,929
2.50% 7/1/50	5,060,650	4,378,423
2.50% 8/1/50	5,438,178	4,700,140
2.50% 10/1/50	4,464,202	3,858,702
2.50% 11/1/50	4,160,317	3,595,051
2.50% 6/1/51	3,853,412	3,321,790
2.50% 9/1/51	7,885,951	6,804,808
2.50% 10/1/51	6,581,327	5,678,533
2.50% 11/1/51	5,871,011	5,065,213
2.50% 12/1/51	6,802,741	5,868,331
3.00% 10/1/42	720,685	665,411
3.00% 1/1/43	1,787,275	1,650,159
3.00% 3/1/43	865,831	799,405
3.00% 4/1/43	1,074,163	991,766
3.00% 7/1/43	431,679	398,557
3.00% 8/1/43	177,383	163,773
3.00% 10/1/43	629,964	581,631
3.00% 8/1/45	1,657,982	1,526,952
3.00% 4/1/46	362,443	332,258
3.00% 7/1/46	2,722,061	2,503,095
3.00% 11/1/46	983,510	899,476
3.00% 12/1/46	630,781	577,861
3.00% 1/1/47	1,218,817	1,116,564
3.00% 2/1/47	2,358,080	2,159,000

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 12/1/47	104,187	$ 95,023
3.00% 10/1/49	723,132	655,222
3.00% 1/1/50	2,156,839	1,950,944
3.00% 2/1/50	2,794,819	2,532,390
3.00% 4/1/50	1,488,967	1,347,306
3.00% 2/1/52	2,580,917	2,318,712
3.00% 3/1/52	2,394,421	2,150,275
3.50% 10/1/41	752,745	718,926
3.50% 2/1/42	491,093	469,036
3.50% 5/1/42	582,005	555,858
3.50% 10/1/42	602,692	575,614
3.50% 2/1/43	557,341	532,305
3.50% 5/1/43	456,265	435,522
3.50% 8/1/43	977,008	932,035
3.50% 2/1/44	221,549	211,145
3.50% 3/1/44	16,495	15,705
3.50% 6/1/44	229,543	218,337
3.50% 8/1/44	265,867	252,517
3.50% 11/1/44	460,624	436,924
3.50% 1/1/45	587,282	559,240
3.50% 7/1/45	783,679	741,658
3.50% 10/1/45	562,399	531,542
3.50% 12/1/45	432,289	409,328
3.50% 1/1/46	761,824	720,025
3.50% 3/1/46	384,873	363,303
3.50% 5/1/46	285,325	271,930
3.50% 6/1/46	651,231	615,497
3.50% 12/1/46	856,112	809,134
3.50% 2/1/47	647,705	612,163
3.50% 3/1/47	355,540	336,030
3.50% 10/1/47	252,729	238,925
3.50% 11/1/47	368,713	348,251
3.50% 12/1/47	840,369	793,079
3.50% 2/1/48	800,736	755,465
3.50% 5/1/48	318,651	299,618
3.50% 8/1/49	208,640	195,855
3.50% 9/1/49	1,886,692	1,781,324
3.50% 12/1/49	797,559	748,360
3.50% 3/1/50	234,397	219,779
3.50% 9/1/52	1,881,125	1,748,051
4.00% 5/1/39	58,518	57,332
4.00% 2/1/40	31,322	30,687
4.00% 5/1/40	32,239	31,550
4.00% 8/1/40	10,053	9,850
4.00% 9/1/40	76,701	75,147
4.00% 10/1/40	292,800	286,867
4.00% 11/1/40	633,176	620,344
4.00% 12/1/40	418,876	410,388
4.00% 2/1/41	363,233	355,872
4.00% 12/1/41	467,299	457,825
4.00% 1/1/42	44,597	43,031
4.00% 3/1/42	33,266	32,592
4.00% 4/1/42	583,454	571,627
4.00% 6/1/42	2,684	2,629
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 5/1/44	626,363	$ 611,915
4.00% 9/1/44	179,913	173,704
4.00% 4/1/45	583,249	569,253
4.00% 10/1/45	283,382	276,693
4.00% 11/1/45	116,497	113,762
4.00% 1/1/46	329,469	321,562
4.00% 2/1/46	266,718	257,511
4.00% 2/1/47	155,869	151,968
4.00% 9/1/47	1,159,759	1,129,289
4.00% 11/1/47	156,919	153,145
4.00% 12/1/47	338,525	329,351
4.00% 1/1/48	158,774	155,110
4.00% 5/1/48	662,048	645,341
4.00% 7/1/48	199,036	193,521
4.00% 10/1/48	297,460	288,814
4.00% 3/1/49	316,383	307,615
4.00% 11/1/49	754,018	728,818
4.50% 2/1/39	15,436	15,540
4.50% 4/1/39	10,645	10,717
4.50% 5/1/39	28,741	28,936
4.50% 6/1/39	159,700	160,783
4.50% 7/1/39	35,146	35,384
4.50% 9/1/39	208,246	209,658
4.50% 10/1/39	135,763	136,422
4.50% 1/1/40	573,946	577,838
4.50% 2/1/40	277,268	278,426
4.50% 7/1/40	33,626	33,854
4.50% 8/1/40	21,219	21,363
4.50% 9/1/40	253,721	255,441
4.50% 2/1/41	487,261	490,956
4.50% 3/1/41	133,185	134,088
4.50% 9/1/41	161,523	162,616
4.50% 3/1/44	94,873	94,930
4.50% 7/1/45	324,962	327,162
4.50% 4/1/47	82,064	81,884
4.50% 9/1/47	187,937	187,527
4.50% 12/1/47	85,182	84,995
4.50% 6/1/48	245,708	244,998
4.50% 8/1/48	402,131	400,298
4.50% 3/1/49	434,377	428,595
4.50% 6/1/49	577,966	575,179
4.50% 12/1/52	2,467,274	2,439,362
5.00% 10/1/34	54,005	55,083
5.00% 2/1/35	16,401	16,689
5.00% 8/1/35	20,959	21,427
5.00% 10/1/35	9,755	9,973
5.00% 11/1/35	4,234	4,329
5.00% 12/1/35	34,760	35,538
5.00% 2/1/37	22,617	23,123
5.00% 12/1/37	130,976	133,911
5.00% 1/1/38	1,854	1,895
5.00% 4/1/38	873	893
5.00% 6/1/38	45,362	46,378
5.00% 7/1/38	6,092	6,228

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 9/1/38	2,384	$ 2,437
5.00% 10/1/38	45,608	46,630
5.00% 12/1/38	39,262	40,141
5.00% 1/1/39	11,897	12,163
5.00% 2/1/39	206,697	211,327
5.00% 3/1/39	501,512	512,767
5.00% 8/1/39	47,980	49,057
5.00% 9/1/39	144,152	147,036
5.00% 1/1/40	107,008	109,406
5.00% 5/1/40	37,164	37,819
5.00% 6/1/40	204,618	209,060
5.00% 9/1/40	30,607	31,292
5.00% 3/1/41	112,247	113,817
5.00% 9/1/48	70,455	71,446
5.00% 11/1/48	140,117	141,821
5.00% 10/1/52	949,377	953,206
5.00% 12/1/52	1,552,782	1,564,339
5.00% 2/1/53	3,474,757	3,465,185
5.50% 8/1/33	11,625	11,764
5.50% 6/1/34	31,790	32,842
5.50% 6/1/35	20,804	21,493
5.50% 11/1/35	30,483	31,406
5.50% 1/1/37	14,207	14,764
5.50% 5/1/37	18,099	18,810
5.50% 7/1/37	5,702	5,910
5.50% 1/1/38	73,187	76,063
5.50% 2/1/38	18,354	19,075
5.50% 5/1/38	204,510	211,950
5.50% 6/1/38	4,895	5,088
5.50% 8/1/38	19,053	19,802
5.50% 12/1/38	13,450	13,790
5.50% 8/1/39	40,914	42,522
5.50% 12/1/39	107,208	109,103
5.50% 3/1/40	113,051	117,497
5.50% 4/1/40	208,368	216,497
5.50% 5/1/40	72,091	74,925
5.50% 6/1/41	23,117	24,025
5.50% 12/1/52	472,391	486,528
6.00% 11/1/28	2,971	3,092
6.00% 7/1/33	4,621	4,725
6.00% 8/1/36	5,035	5,266
6.00% 11/1/36	14,164	14,799
6.00% 4/1/37	184	190
6.00% 5/1/37	21,264	22,186
6.00% 8/1/37	42,519	44,210
6.00% 9/1/37	33,809	35,188
6.00% 10/1/37	8,510	8,695
6.00% 11/1/37	54,321	56,678
6.00% 12/1/37	6,760	6,912
6.00% 1/1/38	30,920	32,199
6.00% 4/1/38	3,531	3,666
6.00% 6/1/38	7,881	8,220
6.00% 7/1/38	12,713	13,225
6.00% 8/1/38	6,591	6,836
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 9/1/38	7,670	$ 7,979
6.00% 10/1/38	13,567	14,011
6.00% 11/1/38	17,467	17,846
6.00% 3/1/39	8,599	8,951
6.00% 5/1/40	232,973	243,613
6.00% 7/1/40	297,769	311,410
6.50% 11/1/36	45,395	47,746
6.50% 8/1/37	22,457	23,461
6.50% 10/1/37	7,270	7,675
6.50% 4/1/39	28,996	30,318
GNMA I S.F. 30 yr
3.00% 9/15/42	375,278	350,239
3.00% 11/15/42	340,289	317,584
3.00% 12/15/42	150,979	140,903
3.00% 2/15/45	252,493	232,986
3.50% 10/15/40	51,901	50,444
3.50% 1/15/41	16,970	16,491
3.50% 7/15/41	43,353	42,130
3.50% 10/15/41	97,446	94,697
3.50% 3/15/42	6,622	6,435
3.50% 6/15/42	489,892	476,106
3.50% 10/15/42	18,187	17,673
4.00% 6/15/39	20,032	19,355
4.00% 8/15/40	79,963	76,604
4.00% 10/15/40	172,176	165,800
4.00% 12/15/40	314,336	302,680
4.00% 1/15/41	285,233	274,657
4.00% 9/15/41	70,096	67,496
4.50% 2/15/39	19,460	19,491
4.50% 3/15/39	242,609	243,312
4.50% 4/15/39	52,216	52,447
4.50% 5/15/39	22,768	22,738
4.50% 6/15/39	25,698	25,698
4.50% 7/15/39	59,956	60,485
4.50% 8/15/39	10,099	10,189
4.50% 9/15/39	99,574	100,261
4.50% 10/15/39	276,482	276,925
4.50% 11/15/39	82,131	82,842
4.50% 12/15/39	59,649	60,239
4.50% 1/15/40	220,510	222,691
4.50% 4/15/40	86,333	86,948
4.50% 5/15/40	75,127	75,662
4.50% 6/15/40	182,067	181,387
4.50% 8/15/40	43,947	44,350
4.50% 9/15/40	46,644	47,104
4.50% 1/15/41	225,085	227,104
4.50% 2/15/41	374,605	377,962
4.50% 3/15/41	44,000	44,309
4.50% 6/15/41	42,217	42,243
4.50% 7/15/41	6,241	6,301
5.00% 3/15/35	14,150	14,487
5.00% 3/15/38	6,369	6,566
5.00% 4/15/38	3,591	3,689
5.00% 5/15/38	798	821

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 8/15/38	2,129	$ 2,167
5.00% 1/15/39	53,457	55,114
5.00% 4/15/39	50,101	51,665
5.00% 5/15/39	288,220	297,909
5.00% 6/15/39	220,818	227,442
5.00% 9/15/39	72,561	73,982
5.00% 10/15/39	71,450	73,123
5.00% 11/15/39	101,896	105,077
5.00% 1/15/40	318,369	327,435
5.00% 2/15/40	189,425	195,340
5.00% 4/15/40	112,116	115,397
5.00% 7/15/40	107,996	111,643
5.50% 10/15/33	57,718	59,453
5.50% 4/15/37	14,136	14,726
5.50% 7/15/37	8,921	9,160
5.50% 1/15/38	46,921	48,262
5.50% 2/15/38	64,082	67,053
5.50% 7/15/38	26,473	27,603
5.50% 8/15/38	8,592	8,936
5.50% 9/15/38	118,602	124,146
5.50% 12/15/38	84,366	88,323
5.50% 1/15/39	33,129	34,232
5.50% 5/15/39	61,969	64,857
5.50% 7/15/39	598	610
5.50% 10/15/39	64,301	67,309
5.50% 12/15/39	17,169	17,969
5.50% 4/15/40	103,994	106,685
5.50% 2/15/41	15,320	16,037
6.00% 1/15/38	27,374	28,514
6.00% 3/15/38	304	310
6.00% 5/15/38	11,877	12,145
6.00% 7/15/38	1,292	1,348
6.00% 8/15/38	24,579	25,095
6.00% 10/15/38	26,630	27,567
6.00% 11/15/38	22,922	24,414
6.00% 12/15/38	48,035	49,488
6.00% 8/15/39	4,201	4,279
6.00% 10/15/39	2,377	2,421
6.00% 6/15/40	2,511	2,557
6.00% 12/15/40	164,112	172,717
6.50% 5/15/38	7,316	7,530
6.50% 7/15/38	58,573	60,297
6.50% 10/15/38	4,215	4,372
6.50% 2/15/39	61,859	64,180
6.50% 8/15/39	3,203	3,296
GNMA II S.F. 30 yr
2.00% 1/20/51	3,376,767	2,883,466
2.00% 4/20/51	6,126,901	5,227,527
2.00% 5/20/51	3,755,772	3,200,857
2.00% 6/20/51	6,289,534	5,367,374
2.00% 9/20/51	6,624,151	5,639,124
2.00% 12/20/51	4,591,721	3,906,117
2.00% 1/20/52	4,175,700	3,547,035
2.00% 4/20/52	1,563,133	1,327,845
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
2.00% 5/20/52	1,117,192	$ 948,987
2.50% 12/20/46	550,684	491,813
2.50% 7/20/50	1,423,348	1,262,418
2.50% 8/20/50	3,648,016	3,210,337
2.50% 10/20/50	4,351,387	3,847,302
2.50% 4/20/51	5,659,476	5,003,934
2.50% 7/20/51	6,300,627	5,545,730
2.50% 8/20/51	2,992,640	2,634,364
2.50% 9/20/51	4,506,575	3,966,151
2.50% 10/20/51	2,104,739	1,852,757
2.50% 1/20/52	2,765,902	2,434,543
2.50% 3/20/52	750,584	660,271
2.50% 5/20/52	2,378,047	2,091,859
3.00% 9/20/42	589,483	548,240
3.00% 11/20/42	297,437	276,784
3.00% 12/20/42	472,580	439,881
3.00% 1/20/43	454,926	423,564
3.00% 2/20/43	851,143	796,039
3.00% 3/20/43	1,227,256	1,129,506
3.00% 6/20/43	389,142	362,814
3.00% 9/20/43	719,472	671,916
3.00% 12/20/44	404,724	378,103
3.00% 3/20/45	386,985	360,643
3.00% 4/20/45	339,593	316,237
3.00% 6/20/45	562,976	524,130
3.00% 8/20/45	770,977	717,518
3.00% 12/20/45	160,700	149,364
3.00% 5/20/46	642,429	595,286
3.00% 9/20/46	764,090	707,725
3.00% 10/20/46	781,778	723,925
3.00% 11/20/46	647,802	599,655
3.00% 12/20/46	1,563,018	1,446,223
3.00% 1/20/47	1,202,852	1,111,584
3.00% 2/20/47	432,595	399,912
3.00% 6/20/47	493,035	455,339
3.00% 1/20/48	402,213	371,906
3.00% 12/20/49	494,581	454,749
3.00% 2/20/50	276,307	253,992
3.00% 5/20/50	1,402,236	1,287,514
3.00% 6/20/50	2,747,743	2,526,485
3.00% 7/20/50	4,353,159	3,994,743
3.00% 8/20/51	1,743,054	1,593,464
3.50% 12/20/41	402,327	384,198
3.50% 4/20/42	189,148	180,704
3.50% 6/20/42	573,251	547,829
3.50% 10/20/42	238,916	228,422
3.50% 12/20/42	520,011	497,214
3.50% 2/20/43	871,329	833,336
3.50% 3/20/43	536,987	506,735
3.50% 5/20/43	622,838	596,324
3.50% 9/20/43	713,803	683,244
3.50% 1/20/44	693,569	662,904
3.50% 12/20/44	352,323	335,471
3.50% 3/20/45	298,125	283,729

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 4/20/45	1,606,104	$ 1,528,919
3.50% 6/20/45	605,560	575,900
3.50% 10/20/45	622,548	592,051
3.50% 11/20/45	411,584	391,421
3.50% 12/20/45	143,690	136,239
3.50% 3/20/46	543,955	517,223
3.50% 6/20/46	1,053,831	1,003,314
3.50% 7/20/46	627,342	596,611
3.50% 1/20/47	481,047	458,022
3.50% 6/20/47	659,744	627,287
3.50% 7/20/47	597,392	568,216
3.50% 9/20/47	658,442	627,805
3.50% 10/20/47	929,894	883,671
3.50% 11/20/47	613,863	582,797
3.50% 12/20/47	271,001	257,662
3.50% 1/20/48	597,106	567,985
3.50% 6/20/48	755,398	717,528
3.50% 8/20/49	338,373	320,206
3.50% 11/20/49	530,540	501,973
3.50% 12/20/49	1,106,686	1,043,823
4.00% 8/20/40	118,271	116,778
4.00% 10/20/41	24,002	23,699
4.00% 11/20/41	423,653	418,306
4.00% 12/20/41	171,395	169,231
4.00% 5/20/42	385,377	380,513
4.00% 7/20/42	252,735	249,544
4.00% 8/20/42	189,134	186,746
4.00% 8/20/43	280,505	276,963
4.00% 3/20/44	371,476	366,786
4.00% 8/20/44	527,379	520,720
4.00% 10/20/44	151,924	149,772
4.00% 12/20/44	538,638	530,174
4.00% 1/20/45	112,662	110,979
4.00% 2/20/45	286,977	282,200
4.00% 8/20/45	190,528	186,638
4.00% 9/20/45	268,301	262,824
4.00% 10/20/45	404,274	395,422
4.00% 11/20/45	263,977	258,692
4.00% 1/20/46	56,905	55,660
4.00% 6/20/46	261,776	256,640
4.00% 1/20/47	210,730	205,530
4.00% 4/20/47	365,178	356,293
4.00% 6/20/47	269,361	262,966
4.00% 7/20/47	94,568	92,322
4.00% 8/20/47	381,859	372,789
4.00% 5/20/49	513,614	498,880
4.00% 7/20/49	418,473	406,344
4.00% 3/20/50	648,672	631,017
4.00% 10/20/52	2,470,749	2,378,369
4.00% 11/20/52	742,801	715,028
4.50% 7/20/41	585,490	592,902
4.50% 12/20/43	367,138	371,107
4.50% 3/20/44	239,301	241,859
4.50% 4/20/45	177,931	179,854
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 4/20/47	118,831	$ 119,456
4.50% 7/20/47	117,954	118,063
4.50% 9/20/47	60,748	60,858
4.50% 3/20/48	180,529	180,401
4.50% 7/20/48	694,745	691,251
4.50% 1/20/53	2,215,415	2,182,385
5.00% 4/20/43	315,008	323,561
5.00% 7/20/48	141,437	143,706
5.50% 12/20/52	993,889	1,005,601
GNMA II S.F. 30 yr TBA
3.00% 4/1/53	1,500,000	1,366,280
3.50% 4/1/53	1,800,000	1,687,430
4.00% 4/1/53	1,250,000	1,203,423
4.50% 4/1/53	2,775,000	2,733,242
5.00% 4/1/53	4,050,000	4,055,062
5.50% 4/1/53	1,400,000	1,415,832
6.00% 4/1/53	1,800,000	1,833,539
Total Agency Mortgage-Backed Securities (Cost $749,915,200)		665,379,828
AGENCY OBLIGATIONS–1.22%
Federal Farm Credit Banks Funding Corp.
4.50% 11/18/24	1,000,000	1,001,957
4.50% 3/2/26	4,000,000	4,051,776
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	910,683
2.75% 6/28/24	1,500,000	1,468,436
3.25% 11/16/28	1,255,000	1,222,001
4.50% 10/3/24	1,000,000	1,002,132
5.50% 7/15/36	300,000	342,642
Federal Home Loan Mortgage Corp.
0.38% 9/23/25	185,000	169,017
1.50% 2/12/25	3,000,000	2,855,692
6.25% 7/15/32	750,000	894,040
6.75% 9/15/29	100,000	116,274
6.75% 3/15/31	300,000	360,407
Federal National Mortgage Association
0.38% 8/25/25	2,850,000	2,609,274
0.75% 10/8/27	850,000	745,686
1.63% 1/7/25	2,580,000	2,466,309
1.75% 7/2/24	2,000,000	1,929,608
2.13% 4/24/26	1,765,000	1,676,539
2.63% 9/6/24	2,085,000	2,035,443
5.63% 7/15/37	100,000	116,019
6.25% 5/15/29	500,000	567,637
6.63% 11/15/30	300,000	355,431
7.13% 1/15/30	500,000	598,884
7.25% 5/15/30	500,000	608,054
ΔJapan International Cooperation Agency
2.13% 10/20/26	200,000	185,358
3.38% 6/12/28	200,000	190,985
Tennessee Valley Authority
4.63% 9/15/60	150,000	150,099
4.65% 6/15/35	500,000	513,285

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
Series B 4.70% 7/15/33	200,000	$ 208,782
5.38% 4/1/56	200,000	226,002
5.88% 4/1/36	75,000	86,187
6.15% 1/15/38	100,000	116,341
7.13% 5/1/30	100,000	118,439
Total Agency Obligations (Cost $30,565,314)		29,899,419
CORPORATE BONDS–25.20%
Advertising–0.03%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	82,993
3.38% 3/1/41	70,000	52,652
4.75% 3/30/30	400,000	392,786
Omnicom Group, Inc. 2.45% 4/30/30	100,000	85,849
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	194,075
		808,355
Aerospace & Defense–0.48%
Boeing Co.
2.20% 2/4/26	750,000	695,878
2.60% 10/30/25	100,000	93,741
2.70% 2/1/27	75,000	69,094
2.75% 2/1/26	150,000	142,357
2.95% 2/1/30	150,000	132,377
3.10% 5/1/26	100,000	94,715
3.20% 3/1/29	100,000	91,353
3.25% 2/1/28	150,000	139,772
3.25% 3/1/28	95,000	87,655
3.25% 2/1/35	100,000	81,646
3.55% 3/1/38	65,000	51,639
3.60% 5/1/34	100,000	85,907
3.63% 2/1/31	85,000	77,886
3.63% 3/1/48	35,000	25,067
3.75% 2/1/50	150,000	113,524
3.85% 11/1/48	35,000	26,052
3.90% 5/1/49	100,000	75,459
3.95% 8/1/59	150,000	110,109
4.88% 5/1/25	285,000	284,455
5.04% 5/1/27	250,000	251,813
5.15% 5/1/30	500,000	503,126
5.71% 5/1/40	450,000	455,223
5.81% 5/1/50	500,000	503,334
5.93% 5/1/60	350,000	349,582
6.13% 2/15/33	50,000	53,245
6.88% 3/15/39	100,000	111,865
General Dynamics Corp.
2.13% 8/15/26	150,000	140,450
2.38% 11/15/24	100,000	96,543
2.63% 11/15/27	100,000	92,651
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics Corp. (continued)
3.50% 5/15/25	150,000	$ 147,081
3.75% 5/15/28	160,000	156,109
4.25% 4/1/50	300,000	280,614
L3Harris Technologies, Inc.
3.83% 4/27/25	250,000	243,512
3.85% 12/15/26	75,000	73,108
3.95% 5/28/24	154,000	151,593
4.40% 6/15/28	150,000	146,965
4.85% 4/27/35	70,000	69,084
5.05% 4/27/45	70,000	66,810
Lockheed Martin Corp.
1.85% 6/15/30	45,000	38,189
2.80% 6/15/50	50,000	36,288
3.60% 3/1/35	150,000	140,086
3.80% 3/1/45	250,000	215,895
4.07% 12/15/42	279,000	255,998
4.50% 5/15/36	40,000	39,546
4.70% 5/15/46	109,000	108,093
5.10% 11/15/27	100,000	103,851
5.25% 1/15/33	200,000	213,557
5.70% 11/15/54	70,000	79,713
5.90% 11/15/63	90,000	105,449
Northrop Grumman Corp.
3.20% 2/1/27	100,000	95,639
3.25% 1/15/28	125,000	118,771
4.70% 3/15/33	115,000	116,169
5.05% 11/15/40	100,000	99,744
5.25% 5/1/50	600,000	621,253
7.75% 2/15/31	150,000	177,475
Raytheon Technologies Corp.
2.25% 7/1/30	100,000	85,661
2.38% 3/15/32	200,000	168,210
3.03% 3/15/52	140,000	101,320
3.13% 5/4/27	350,000	332,118
3.13% 7/1/50	600,000	447,338
3.50% 3/15/27	107,000	103,474
3.75% 11/1/46	100,000	82,650
3.95% 8/16/25	75,000	74,131
4.05% 5/4/47	50,000	43,290
4.13% 11/16/28	180,000	177,411
4.15% 5/15/45	250,000	218,567
4.35% 4/15/47	70,000	63,397
4.45% 11/16/38	60,000	56,921
4.50% 6/1/42	400,000	379,113
4.63% 11/16/48	100,000	95,081
4.70% 12/15/41	200,000	191,164
5.38% 2/27/53	160,000	168,404
		11,725,360
Agriculture–0.32%
Altria Group, Inc.
2.35% 5/6/25	40,000	37,976

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group, Inc. (continued)
2.45% 2/4/32	500,000	$ 393,590
2.63% 9/16/26	145,000	135,291
3.40% 5/6/30	25,000	22,230
3.40% 2/4/41	415,000	293,411
3.88% 9/16/46	200,000	143,829
4.00% 2/4/61	385,000	271,151
4.40% 2/14/26	65,000	64,491
4.45% 5/6/50	40,000	29,819
4.50% 5/2/43	100,000	79,960
4.80% 2/14/29	225,000	223,208
5.38% 1/31/44	63,000	57,636
5.80% 2/14/39	165,000	161,082
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	173,021
4.50% 3/15/49	500,000	474,538
BAT Capital Corp.
2.26% 3/25/28	75,000	64,301
2.73% 3/25/31	150,000	121,592
2.79% 9/6/24	105,000	101,222
3.22% 8/15/24	400,000	387,912
3.22% 9/6/26	150,000	141,295
3.46% 9/6/29	200,000	176,816
3.56% 8/15/27	200,000	185,926
3.73% 9/25/40	65,000	46,422
3.98% 9/25/50	100,000	68,654
4.39% 8/15/37	275,000	224,305
4.54% 8/15/47	240,000	178,735
4.76% 9/6/49	100,000	76,693
4.91% 4/2/30	400,000	386,248
7.75% 10/19/32	110,000	121,844
BAT International Finance PLC 1.67% 3/25/26	100,000	90,999
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	46,253
3.25% 8/15/26	45,000	42,661
3.75% 9/25/27	55,000	52,812
Philip Morris International, Inc.
0.88% 5/1/26	250,000	224,145
2.10% 5/1/30	55,000	45,714
2.75% 2/25/26	100,000	94,757
2.88% 5/1/24	100,000	98,065
3.13% 8/17/27	150,000	141,728
3.38% 8/11/25	100,000	96,846
3.38% 8/15/29	100,000	92,588
4.13% 3/4/43	150,000	122,240
4.25% 11/10/44	85,000	70,790
4.38% 11/15/41	200,000	173,623
4.50% 3/20/42	100,000	86,963
4.88% 2/13/26	100,000	100,732
4.88% 2/15/28	100,000	100,928
5.00% 11/17/25	120,000	120,913
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. (continued)
5.13% 11/17/27	155,000	$ 158,613
5.13% 2/15/30	100,000	101,283
5.38% 2/15/33	100,000	102,159
5.75% 11/17/32	115,000	120,682
6.38% 5/16/38	150,000	163,995
Reynolds American, Inc.
4.45% 6/12/25	105,000	103,103
5.70% 8/15/35	50,000	47,271
5.85% 8/15/45	180,000	162,281
6.15% 9/15/43	125,000	118,343
		7,723,685
Airlines–0.08%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	43,329	38,310
3.20% 12/15/29	359,750	322,731
3.65% 8/15/30	71,000	64,640
♦Delta Air Lines Pass-Through Trust
2.00% 12/10/29	127,577	112,262
3.20% 10/25/25	25,000	24,478
♦JetBlue Pass-Through Trust
2.75% 11/15/33	43,294	36,569
4.00% 5/15/34	21,728	19,915
Southwest Airlines Co.
2.63% 2/10/30	100,000	84,361
3.00% 11/15/26	100,000	92,621
5.13% 6/15/27	265,000	264,240
5.25% 5/4/25	115,000	114,907
♦Spirit Airlines Pass-Through Trust 4.10% 10/1/29	15,288	14,225
♦United Airlines Pass-Through Trust
2.70% 11/1/33	84,030	70,772
3.10% 1/7/30	70,979	63,917
3.50% 9/1/31	105,885	94,925
3.75% 3/3/28	116,118	108,678
4.15% 10/11/25	133,105	130,382
4.15% 2/25/33	90,010	80,794
4.88% 7/15/27	43,410	41,966
5.88% 4/15/29	226,360	225,677
		2,006,370
Apparel–0.07%
NIKE, Inc.
2.38% 11/1/26	150,000	140,907
2.85% 3/27/30	500,000	459,555
3.38% 11/1/46	100,000	82,301
3.63% 5/1/43	100,000	86,389
3.88% 11/1/45	100,000	90,304
PVH Corp. 4.63% 7/10/25	30,000	29,368

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel (continued)
Ralph Lauren Corp.
2.95% 6/15/30	55,000	$ 49,526
3.75% 9/15/25	100,000	97,815
Tapestry, Inc.
3.05% 3/15/32	100,000	81,238
4.13% 7/15/27	35,000	33,384
VF Corp. 2.40% 4/23/25	500,000	471,321
		1,622,108
Auto Manufacturers–0.38%
American Honda Finance Corp.
0.55% 7/12/24	100,000	94,766
0.75% 8/9/24	135,000	127,864
1.20% 7/8/25	200,000	185,330
1.30% 9/9/26	165,000	147,965
1.80% 1/13/31	100,000	82,443
2.00% 3/24/28	115,000	102,059
2.35% 1/8/27	100,000	92,772
4.70% 1/12/28	175,000	176,700
Cummins, Inc.
0.75% 9/1/25	85,000	77,654
4.88% 10/1/43	64,000	62,071
General Motors Co.
5.00% 10/1/28	150,000	147,796
5.15% 4/1/38	125,000	112,704
5.40% 4/1/48	200,000	171,678
5.95% 4/1/49	100,000	92,852
6.25% 10/2/43	350,000	336,417
6.60% 4/1/36	305,000	313,999
6.75% 4/1/46	75,000	75,835
6.80% 10/1/27	200,000	211,510
General Motors Financial Co., Inc.
1.25% 1/8/26	250,000	225,112
2.35% 2/26/27	150,000	134,265
2.35% 1/8/31	250,000	197,397
2.40% 4/10/28	100,000	87,311
2.70% 8/20/27	250,000	223,810
2.90% 2/26/25	350,000	334,038
3.10% 1/12/32	150,000	122,221
3.60% 6/21/30	250,000	219,037
3.80% 4/7/25	75,000	72,935
3.85% 1/5/28	100,000	93,604
3.95% 4/13/24	150,000	147,767
4.00% 1/15/25	200,000	194,928
4.30% 7/13/25	100,000	97,654
4.35% 4/9/25	115,000	112,601
4.35% 1/17/27	180,000	174,453
6.00% 1/9/28	100,000	102,351
6.05% 10/10/25	250,000	254,082
Honda Motor Co. Ltd.
2.27% 3/10/25	85,000	81,220
2.53% 3/10/27	85,000	79,595
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Honda Motor Co. Ltd. (continued)
2.97% 3/10/32	100,000	$ 89,739
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	253,211
PACCAR Financial Corp.
0.90% 11/8/24	100,000	94,359
2.85% 4/7/25	100,000	96,541
4.45% 3/30/26	100,000	100,124
4.60% 1/10/28	100,000	100,737
Toyota Motor Corp.
1.34% 3/25/26	200,000	182,696
2.36% 7/2/24	70,000	68,019
2.76% 7/2/29	70,000	63,790
3.67% 7/20/28	105,000	102,267
Toyota Motor Credit Corp.
0.80% 1/9/26	250,000	226,438
1.15% 8/13/27	120,000	104,755
1.45% 1/13/25	200,000	189,335
1.80% 2/13/25	250,000	237,787
1.90% 1/13/27	200,000	182,212
1.90% 4/6/28	100,000	88,975
2.40% 1/13/32	200,000	169,555
2.90% 4/17/24	150,000	146,801
3.05% 3/22/27	200,000	189,769
3.20% 1/11/27	100,000	95,736
3.40% 4/14/25	150,000	146,295
4.40% 9/20/24	250,000	249,328
4.55% 9/20/27	250,000	251,334
4.63% 1/12/28	160,000	162,219
5.45% 11/10/27	200,000	207,745
		9,366,563
Auto Parts & Equipment–0.04%
Aptiv PLC
4.35% 3/15/29	65,000	62,687
5.40% 3/15/49	150,000	134,304
Aptiv PLC/Aptiv Corp.
2.40% 2/18/25	150,000	142,883
3.25% 3/1/32	100,000	87,092
4.15% 5/1/52	125,000	98,073
BorgWarner, Inc. 2.65% 7/1/27	125,000	114,608
Lear Corp.
3.80% 9/15/27	100,000	94,827
4.25% 5/15/29	50,000	47,294
Magna International, Inc. 3.63% 6/15/24	200,000	196,434
		978,202
Banks–5.55%
Banco Bilbao Vizcaya Argentaria SA 1.13% 9/18/25	200,000	180,111

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA
μ1.72% 9/14/27	200,000	$ 174,560
1.85% 3/25/26	200,000	179,395
2.75% 5/28/25	200,000	188,619
2.96% 3/25/31	200,000	164,419
3.49% 5/28/30	200,000	174,631
3.50% 3/24/25	200,000	192,360
4.25% 4/11/27	200,000	188,933
4.38% 4/12/28	200,000	188,889
5.18% 11/19/25	200,000	195,631
Bank of America Corp.
μ0.98% 9/25/25	200,000	186,618
μ1.20% 10/24/26	850,000	763,370
μ1.32% 6/19/26	900,000	822,699
μ1.53% 12/6/25	200,000	186,986
μ1.66% 3/11/27	250,000	226,343
μ1.73% 7/22/27	305,000	273,497
μ1.90% 7/23/31	200,000	160,390
μ1.92% 10/24/31	350,000	279,155
μ2.02% 2/13/26	300,000	281,070
μ2.09% 6/14/29	750,000	645,909
μ2.30% 7/21/32	500,000	402,949
μ2.46% 10/22/25	200,000	190,390
μ2.48% 9/21/36	300,000	227,828
μ2.50% 2/13/31	300,000	254,079
μ2.55% 2/4/28	200,000	181,919
μ2.57% 10/20/32	250,000	204,328
μ2.65% 3/11/32	250,000	208,705
μ2.68% 6/19/41	300,000	212,038
μ2.83% 10/24/51	75,000	48,903
μ2.88% 10/22/30	200,000	173,966
μ2.97% 2/4/33	1,125,000	947,296
μ2.97% 7/21/52	500,000	336,433
μ3.09% 10/1/25	550,000	529,215
μ3.19% 7/23/30	250,000	222,192
3.25% 10/21/27	500,000	471,157
μ3.37% 1/23/26	250,000	240,434
μ3.42% 12/20/28	480,000	445,974
μ3.48% 3/13/52	250,000	187,822
3.50% 4/19/26	350,000	336,426
μ3.56% 4/23/27	300,000	284,941
μ3.59% 7/21/28	350,000	328,889
μ3.82% 1/20/28	250,000	238,851
μ3.84% 4/25/25	250,000	245,409
μ3.85% 3/8/37	200,000	170,498
3.88% 8/1/25	400,000	390,949
3.95% 4/21/25	250,000	241,885
μ3.95% 1/23/49	250,000	202,534
μ3.97% 2/7/30	375,000	350,505
4.00% 4/1/24	475,000	469,657
4.18% 11/25/27	250,000	241,589
4.25% 10/22/26	433,000	419,423
μ4.27% 7/23/29	400,000	385,152
μ4.38% 4/27/28	250,000	241,744
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ4.44% 1/20/48	200,000	$ 177,164
4.45% 3/3/26	430,000	419,957
μ4.57% 4/27/33	250,000	237,975
5.00% 1/21/44	350,000	335,903
5.88% 2/7/42	218,000	234,111
6.11% 1/29/37	200,000	210,416
μ6.20% 11/10/28	130,000	135,900
7.75% 5/14/38	200,000	239,365
Bank of America N.A. 6.00% 10/15/36	400,000	431,764
Bank of Montreal
1.25% 9/15/26	200,000	176,753
1.50% 1/10/25	145,000	136,363
2.50% 6/28/24	135,000	130,500
2.65% 3/8/27	135,000	124,674
μ3.09% 1/10/37	250,000	200,945
μ3.80% 12/15/32	300,000	270,890
4.25% 9/14/24	200,000	197,556
4.70% 9/14/27	200,000	197,811
5.20% 12/12/24	150,000	150,189
5.20% 2/1/28	200,000	201,635
Bank of New York Mellon Corp.
2.10% 10/24/24	170,000	162,300
3.00% 2/24/25	100,000	96,117
3.00% 10/30/28	55,000	49,719
3.25% 9/11/24	400,000	389,462
3.25% 5/16/27	150,000	141,966
3.30% 8/23/29	350,000	319,632
3.35% 4/25/25	250,000	240,757
μ3.44% 2/7/28	180,000	171,660
3.85% 4/28/28	100,000	96,399
3.95% 11/18/25	100,000	96,712
μ5.22% 11/21/25	250,000	249,636
μ5.80% 10/25/28	180,000	187,510
μ5.83% 10/25/33	145,000	154,841
Bank of Nova Scotia
1.05% 3/2/26	250,000	224,348
1.30% 6/11/25	500,000	461,063
1.30% 9/15/26	100,000	88,249
2.45% 2/2/32	200,000	164,880
2.70% 8/3/26	200,000	185,733
2.95% 3/11/27	200,000	186,510
3.45% 4/11/25	90,000	87,302
4.50% 12/16/25	150,000	147,101
μ4.59% 5/4/37	65,000	57,295
4.85% 2/1/30	105,000	103,707
5.25% 12/6/24	165,000	165,379
BankUnited, Inc. 5.13% 6/11/30	200,000	169,290
Barclays PLC
μ2.28% 11/24/27	200,000	175,649

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC (continued)
μ2.65% 6/24/31	300,000	$ 241,144
μ2.67% 3/10/32	200,000	157,600
μ2.85% 5/7/26	200,000	186,790
μ2.89% 11/24/32	200,000	160,368
μ3.33% 11/24/42	200,000	143,531
μ3.81% 3/10/42	200,000	142,890
μ3.93% 5/7/25	200,000	194,566
4.34% 1/10/28	200,000	190,450
4.38% 1/12/26	200,000	193,034
4.95% 1/10/47	200,000	177,808
μ4.97% 5/16/29	200,000	192,908
5.20% 5/12/26	500,000	478,595
5.25% 8/17/45	200,000	191,411
μ5.75% 8/9/33	600,000	587,786
μ7.39% 11/2/28	200,000	211,989
μ7.44% 11/2/33	200,000	221,062
BNP Paribas SA 4.25% 10/15/24	200,000	193,575
BPCE SA 3.38% 12/2/26	250,000	232,142
Canadian Imperial Bank of Commerce
0.95% 10/23/25	105,000	95,057
1.00% 10/18/24	150,000	140,796
2.25% 1/28/25	200,000	190,081
3.10% 4/2/24	300,000	293,041
3.60% 4/7/32	90,000	81,925
Citigroup, Inc.
μ0.98% 5/1/25	125,000	118,751
μ1.28% 11/3/25	60,000	56,045
μ2.01% 1/25/26	145,000	136,519
μ2.52% 11/3/32	145,000	118,039
μ2.56% 5/1/32	140,000	116,152
μ2.67% 1/29/31	300,000	256,053
μ2.90% 11/3/42	100,000	71,527
μ3.06% 1/25/33	135,000	114,246
μ3.07% 2/24/28	250,000	232,428
μ3.11% 4/8/26	1,600,000	1,529,657
3.20% 10/21/26	300,000	283,022
μ3.29% 3/17/26	300,000	287,453
μ3.35% 4/24/25	300,000	292,381
μ3.52% 10/27/28	250,000	233,691
μ3.67% 7/24/28	200,000	189,480
3.70% 1/12/26	400,000	387,073
3.75% 6/16/24	400,000	392,997
μ3.79% 3/17/33	300,000	268,892
μ3.88% 1/24/39	250,000	212,152
μ3.98% 3/20/30	750,000	698,955
4.13% 7/25/28	380,000	358,749
4.30% 11/20/26	400,000	386,910
4.45% 9/29/27	300,000	290,909
4.60% 3/9/26	105,000	102,813
4.65% 7/30/45	250,000	227,488
4.65% 7/23/48	250,000	231,689
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
4.75% 5/18/46	150,000	$ 132,814
5.50% 9/13/25	200,000	199,634
5.88% 2/22/33	200,000	204,315
5.88% 1/30/42	150,000	158,530
6.00% 10/31/33	100,000	102,746
μ6.27% 11/17/33	335,000	362,304
6.63% 6/15/32	100,000	107,306
6.68% 9/13/43	150,000	167,320
8.13% 7/15/39	350,000	451,168
μCitizens Bank NA 6.06% 10/24/25	500,000	470,483
Comerica Bank 4.00% 7/27/25	250,000	204,155
Cooperatieve Rabobank UA
1.38% 1/10/25	250,000	234,847
3.75% 7/21/26	250,000	236,495
5.25% 5/24/41	150,000	159,544
5.25% 8/4/45	250,000	234,437
Credit Suisse AG
3.70% 2/21/25	250,000	237,139
7.50% 2/15/28	600,000	636,000
7.95% 1/9/25	600,000	609,906
Credit Suisse Group AG
4.55% 4/17/26	350,000	322,875
4.88% 5/15/45	400,000	340,351
Deutsche Bank AG
μ1.45% 4/1/25	200,000	186,053
μ2.13% 11/24/26	150,000	129,266
μ2.55% 1/7/28	350,000	297,019
μ3.55% 9/18/31	355,000	291,162
3.70% 5/30/24	490,000	465,102
μ3.96% 11/26/25	200,000	189,219
4.10% 1/13/26	200,000	181,148
μ6.12% 7/14/26	165,000	159,760
μ7.08% 2/10/34	200,000	185,484
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	185,844
2.55% 5/5/27	120,000	103,428
μ4.06% 4/25/28	90,000	82,370
8.25% 3/1/38	100,000	112,636
Fifth Third Bank NA
3.95% 7/28/25	200,000	188,208
μ5.85% 10/27/25	250,000	246,409
First Horizon Corp. 4.00% 5/26/25	100,000	93,223
Goldman Sachs Group, Inc.
μ0.86% 2/12/26	750,000	686,425
μ1.09% 12/9/26	100,000	89,555
μ1.43% 3/9/27	200,000	178,960
μ1.95% 10/21/27	430,000	384,172
μ2.38% 7/21/32	855,000	694,161
μ2.64% 2/24/28	90,000	82,092
μ2.65% 10/21/32	175,000	144,594
μ2.91% 7/21/42	290,000	207,525

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ3.10% 2/24/33	200,000	$ 171,754
μ3.27% 9/29/25	350,000	339,544
μ3.44% 2/24/43	100,000	77,064
μ3.62% 3/15/28	400,000	378,385
μ3.69% 6/5/28	135,000	127,877
3.75% 5/22/25	750,000	728,336
3.80% 3/15/30	600,000	558,702
μ3.81% 4/23/29	400,000	375,744
3.85% 7/8/24	400,000	392,000
3.85% 1/26/27	300,000	289,392
μ4.02% 10/31/38	350,000	302,524
μ4.22% 5/1/29	500,000	479,147
μ4.41% 4/23/39	500,000	449,925
4.75% 10/21/45	150,000	138,518
5.15% 5/22/45	360,000	340,990
5.95% 1/15/27	200,000	205,916
6.25% 2/1/41	255,000	280,370
6.45% 5/1/36	200,000	213,254
6.75% 10/1/37	800,000	865,039
HSBC Bank USA NA 7.00% 1/15/39	100,000	109,349
HSBC Holdings PLC
μ1.59% 5/24/27	210,000	185,081
μ1.65% 4/18/26	225,000	205,481
μ2.01% 9/22/28	355,000	304,107
μ2.10% 6/4/26	290,000	266,301
μ2.36% 8/18/31	200,000	161,238
μ2.63% 11/7/25	510,000	482,541
μ2.85% 6/4/31	250,000	210,008
μ3.00% 3/10/26	350,000	330,109
3.90% 5/25/26	400,000	379,550
μ3.97% 5/22/30	435,000	392,457
μ4.04% 3/13/28	200,000	187,546
μ4.29% 9/12/26	600,000	574,527
4.30% 3/8/26	250,000	241,800
4.38% 11/23/26	375,000	357,715
μ4.58% 6/19/29	235,000	223,023
μ4.76% 3/29/33	200,000	180,777
μ5.40% 8/11/33	1,000,000	988,405
6.10% 1/14/42	200,000	214,082
μ6.25% 3/9/34	250,000	261,371
μ6.33% 3/9/44	200,000	211,236
6.50% 5/2/36	200,000	202,193
6.50% 9/15/37	200,000	196,384
6.80% 6/1/38	200,000	207,535
μ7.39% 11/3/28	250,000	266,083
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	198,405
2.63% 8/6/24	100,000	93,753
4.00% 5/15/25	150,000	141,568
μ5.02% 5/17/33	70,000	63,718
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHuntington National Bank 4.01% 5/16/25	250,000	$ 239,409
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	242,625
ING Groep NV
μ1.73% 4/1/27	200,000	177,670
3.55% 4/9/24	500,000	489,350
4.05% 4/9/29	370,000	344,517
μ4.25% 3/28/33	200,000	182,654
JPMorgan Chase & Co.
μ0.77% 8/9/25	165,000	154,919
μ0.82% 6/1/25	335,000	317,450
μ0.97% 6/23/25	500,000	473,651
μ1.04% 2/4/27	250,000	223,151
μ1.47% 9/22/27	190,000	167,563
μ1.56% 12/10/25	200,000	187,558
μ1.76% 11/19/31	350,000	277,781
μ1.95% 2/4/32	150,000	120,675
μ2.01% 3/13/26	110,000	103,669
μ2.07% 6/1/29	280,000	242,953
μ2.18% 6/1/28	700,000	627,030
μ2.30% 10/15/25	185,000	176,903
μ2.53% 11/19/41	350,000	241,574
μ2.55% 11/8/32	250,000	207,274
μ2.60% 2/24/26	250,000	236,925
μ2.74% 10/15/30	460,000	401,566
2.95% 10/1/26	500,000	472,195
μ2.95% 2/24/28	150,000	139,017
μ2.96% 5/13/31	80,000	69,153
μ2.96% 1/25/33	200,000	171,010
μ3.11% 4/22/41	300,000	229,145
μ3.11% 4/22/51	700,000	495,420
3.20% 6/15/26	450,000	431,219
3.30% 4/1/26	500,000	482,142
μ3.51% 1/23/29	310,000	290,053
μ3.54% 5/1/28	150,000	141,816
3.63% 5/13/24	250,000	246,826
3.63% 12/1/27	260,000	248,534
μ3.70% 5/6/30	250,000	232,397
μ3.85% 6/14/25	200,000	196,110
3.90% 7/15/25	500,000	491,984
μ3.96% 1/29/27	500,000	485,565
μ3.96% 11/15/48	200,000	165,323
μ4.01% 4/23/29	350,000	334,460
μ4.08% 4/26/26	250,000	245,446
4.13% 12/15/26	500,000	488,166
μ4.20% 7/23/29	300,000	289,820
μ4.32% 4/26/28	250,000	243,867
μ4.45% 12/5/29	200,000	194,262
μ4.57% 6/14/30	140,000	136,282
μ4.59% 4/26/33	210,000	203,348
4.95% 6/1/45	500,000	475,120
5.40% 1/6/42	200,000	205,471

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
5.50% 10/15/40	100,000	$ 103,313
μ5.55% 12/15/25	250,000	251,710
5.60% 7/15/41	500,000	519,920
μ5.72% 9/14/33	1,155,000	1,183,134
6.40% 5/15/38	450,000	511,087
8.00% 4/29/27	100,000	113,213
KeyBank NA
4.39% 12/14/27	400,000	365,167
5.85% 11/15/27	250,000	245,814
KeyCorp 2.25% 4/6/27	250,000	212,348
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	122,030
^0.00% 6/29/37	500,000	290,507
0.38% 7/18/25	920,000	847,251
0.50% 9/20/24	600,000	567,078
0.63% 1/22/26	450,000	410,869
0.75% 9/30/30	800,000	651,029
1.25% 1/31/25	500,000	473,935
1.75% 9/14/29	140,000	124,470
2.00% 5/2/25	400,000	383,320
2.88% 4/3/28	525,000	504,946
3.00% 5/20/27	315,000	305,524
3.75% 2/15/28	425,000	425,353
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	134,272
0.88% 3/30/26	160,000	146,208
2.50% 11/15/27	300,000	283,637
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	175,721
μ2.44% 2/5/26	200,000	187,529
μ3.57% 11/7/28	350,000	320,042
3.75% 1/11/27	235,000	219,660
μ3.75% 3/18/28	200,000	185,717
4.34% 1/9/48	150,000	116,619
4.38% 3/22/28	200,000	189,833
4.45% 5/8/25	200,000	194,519
4.58% 12/10/25	300,000	283,143
4.65% 3/24/26	200,000	189,868
μ5.87% 3/6/29	200,000	201,647
μ7.95% 11/15/33	200,000	221,224
μM&T Bank Corp. 5.05% 1/27/34	170,000	157,861
Manufacturers & Traders Trust Co. 5.40% 11/21/25	250,000	241,405
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	200,000	186,267
1.41% 7/17/25	200,000	183,417
μ1.64% 10/13/27	250,000	219,666
2.05% 7/17/30	200,000	163,458
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
μ2.34% 1/19/28	200,000	$ 179,593
2.56% 2/25/30	200,000	170,265
2.80% 7/18/24	200,000	192,927
μ2.85% 1/19/33	200,000	164,952
3.20% 7/18/29	200,000	178,625
3.29% 7/25/27	200,000	186,861
3.74% 3/7/29	200,000	187,048
3.75% 7/18/39	200,000	171,515
3.78% 3/2/25	200,000	194,445
3.85% 3/1/26	400,000	383,741
3.96% 3/2/28	350,000	336,762
4.05% 9/11/28	200,000	194,839
4.15% 3/7/39	70,000	61,988
4.29% 7/26/38	70,000	64,970
μ5.06% 9/12/25	200,000	198,626
μ5.35% 9/13/28	200,000	200,642
μ5.47% 9/13/33	200,000	201,584
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	157,669
μ2.26% 7/9/32	200,000	157,571
2.56% 9/13/31	200,000	157,477
μ2.84% 7/16/25	200,000	192,637
μ3.15% 7/16/30	200,000	175,830
3.17% 9/11/27	200,000	184,867
4.02% 3/5/28	200,000	189,323
μ4.25% 9/11/29	200,000	189,470
μ5.41% 9/13/28	200,000	200,865
Morgan Stanley
μ0.79% 5/30/25	200,000	189,314
μ0.86% 10/21/25	50,000	46,376
μ0.99% 12/10/26	500,000	445,622
μ1.16% 10/21/25	185,000	172,763
μ1.51% 7/20/27	500,000	444,337
μ1.79% 2/13/32	655,000	514,214
μ1.93% 4/28/32	250,000	196,676
μ2.24% 7/21/32	500,000	401,179
μ2.48% 1/21/28	170,000	155,273
μ2.48% 9/16/36	250,000	189,925
μ2.51% 10/20/32	185,000	151,546
μ2.63% 2/18/26	200,000	189,808
μ2.70% 1/22/31	235,000	202,383
μ2.72% 7/22/25	95,000	91,563
μ2.94% 1/21/33	135,000	114,367
3.13% 7/27/26	235,000	222,554
μ3.59% 7/22/28	200,000	188,914
μ3.62% 4/17/25	150,000	147,252
μ3.62% 4/1/31	800,000	731,574
3.63% 1/20/27	350,000	336,854
3.70% 10/23/24	725,000	709,897
μ3.77% 1/24/29	450,000	426,083
3.88% 1/27/26	265,000	258,602
3.95% 4/23/27	300,000	290,031

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ3.97% 7/22/38	130,000	$ 114,626
4.00% 7/23/25	200,000	195,768
μ4.21% 4/20/28	175,000	169,830
4.30% 1/27/45	500,000	442,027
4.35% 9/8/26	300,000	292,217
4.38% 1/22/47	400,000	356,079
μ4.43% 1/23/30	165,000	159,145
5.00% 11/24/25	175,000	173,478
μ5.05% 1/28/27	100,000	99,721
μ5.12% 2/1/29	165,000	166,311
μ5.30% 4/20/37	160,000	150,832
μ6.14% 10/16/26	350,000	356,650
6.25% 8/9/26	100,000	103,569
μ6.30% 10/18/28	350,000	368,041
μ6.34% 10/18/33	325,000	354,962
7.25% 4/1/32	100,000	117,188
National Australia Bank Ltd. 2.50% 7/12/26	250,000	233,199
National Bank of Canada 5.25% 1/17/25	250,000	249,589
NatWest Group PLC
μ3.07% 5/22/28	200,000	180,956
μ4.45% 5/8/30	200,000	187,805
4.80% 4/5/26	250,000	242,350
μ7.47% 11/10/26	200,000	206,686
Northern Trust Corp.
1.95% 5/1/30	190,000	158,425
3.65% 8/3/28	100,000	93,545
3.95% 10/30/25	250,000	239,306
4.00% 5/10/27	135,000	132,253
Oesterreichische Kontrollbank AG
0.38% 9/17/25	320,000	292,892
1.50% 2/12/25	600,000	570,538
4.25% 3/1/28	145,000	147,999
4.63% 11/3/25	105,000	106,388
PNC Bank NA
2.70% 10/22/29	250,000	214,723
3.10% 10/25/27	250,000	233,365
3.25% 6/1/25	250,000	238,592
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	219,618
2.20% 11/1/24	200,000	190,143
2.55% 1/22/30	150,000	127,921
3.15% 5/19/27	250,000	233,576
3.45% 4/23/29	350,000	325,733
μ4.76% 1/26/27	115,000	113,578
μ5.67% 10/28/25	250,000	250,128
Regions Financial Corp. 2.25% 5/18/25	100,000	91,991
Royal Bank of Canada
0.88% 1/20/26	250,000	224,407
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
1.15% 6/10/25	430,000	$ 395,660
1.40% 11/2/26	250,000	220,928
1.60% 1/21/25	100,000	94,262
2.05% 1/21/27	100,000	90,529
2.25% 11/1/24	200,000	191,280
2.30% 11/3/31	200,000	164,113
3.63% 5/4/27	200,000	191,522
3.88% 5/4/32	200,000	184,789
6.00% 11/1/27	250,000	260,783
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	60,521
3.45% 6/2/25	100,000	93,613
4.40% 7/13/27	220,000	205,966
4.50% 7/17/25	250,000	238,798
μ6.50% 3/9/29	125,000	124,885
μSantander U.K. Group Holdings PLC
1.53% 8/21/26	250,000	223,044
2.47% 1/11/28	200,000	175,890
3.82% 11/3/28	200,000	183,220
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	175,209
1.47% 7/8/25	435,000	398,334
1.90% 9/17/28	200,000	169,396
2.13% 7/8/30	300,000	244,456
2.14% 9/23/30	500,000	397,340
2.22% 9/17/31	200,000	159,890
2.35% 1/15/25	200,000	189,599
2.45% 9/27/24	200,000	191,656
2.70% 7/16/24	200,000	192,999
2.93% 9/17/41	100,000	71,519
3.04% 7/16/29	200,000	177,195
3.35% 10/18/27	150,000	139,809
3.36% 7/12/27	200,000	186,829
3.45% 1/11/27	250,000	235,321
3.54% 1/17/28	250,000	231,318
3.78% 3/9/26	200,000	193,462
3.94% 7/19/28	150,000	141,501
5.52% 1/13/28	450,000	457,557
5.77% 1/13/33	200,000	208,873
Synchrony Bank 5.63% 8/23/27	1,000,000	917,951
Synovus Bank 5.63% 2/15/28	250,000	224,374
Toronto-Dominion Bank
0.70% 9/10/24	200,000	188,062
0.75% 1/6/26	250,000	222,562
1.25% 12/13/24	65,000	61,020
1.25% 9/10/26	200,000	176,868
1.45% 1/10/25	250,000	235,237
1.95% 1/12/27	250,000	223,797
2.00% 9/10/31	100,000	80,270

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
2.45% 1/12/32	250,000	$ 207,280
2.65% 6/12/24	200,000	194,421
5.10% 1/9/26	350,000	352,184
5.16% 1/10/28	350,000	353,685
Truist Bank
3.20% 4/1/24	600,000	585,266
3.30% 5/15/26	200,000	184,149
3.63% 9/16/25	250,000	238,412
4.05% 11/3/25	75,000	72,246
Truist Financial Corp.
1.13% 8/3/27	200,000	169,105
1.20% 8/5/25	165,000	148,335
μ1.27% 3/2/27	145,000	127,701
1.95% 6/5/30	165,000	133,067
2.85% 10/26/24	100,000	95,455
3.70% 6/5/25	150,000	142,953
μ4.87% 1/26/29	40,000	39,003
μ5.12% 1/26/34	40,000	39,008
μ6.12% 10/28/33	250,000	262,283
U.S. Bancorp
1.38% 7/22/30	150,000	117,473
1.45% 5/12/25	100,000	92,082
μ2.22% 1/27/28	200,000	179,596
2.38% 7/22/26	150,000	137,603
2.40% 7/30/24	150,000	144,190
μ2.68% 1/27/33	200,000	165,694
3.00% 7/30/29	150,000	130,613
3.10% 4/27/26	65,000	60,381
3.90% 4/26/28	250,000	238,968
μ4.65% 2/1/29	250,000	244,367
μ4.84% 2/1/34	250,000	242,581
μ5.73% 10/21/26	155,000	155,665
μ5.85% 10/21/33	155,000	161,902
U.S. Bank NA 2.05% 1/21/25	300,000	282,576
Wachovia Corp. 5.50% 8/1/35	150,000	149,674
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	56,970
μ2.16% 2/11/26	415,000	390,373
μ2.19% 4/30/26	1,000,000	937,160
μ2.39% 6/2/28	205,000	184,594
μ2.41% 10/30/25	440,000	418,116
μ2.57% 2/11/31	115,000	97,455
μ2.88% 10/30/30	500,000	434,509
3.00% 4/22/26	150,000	141,688
3.00% 10/23/26	300,000	280,645
3.30% 9/9/24	250,000	243,685
μ3.35% 3/2/33	390,000	338,033
μ3.53% 3/24/28	140,000	132,089
μ3.58% 5/22/28	755,000	711,328
μ3.91% 4/25/26	145,000	140,739
4.10% 6/3/26	740,000	716,193
4.15% 1/24/29	300,000	286,528
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.30% 7/22/27	750,000	$ 726,846
4.40% 6/14/46	250,000	206,121
μ4.61% 4/25/53	200,000	177,324
4.65% 11/4/44	225,000	193,876
4.75% 12/7/46	350,000	304,152
μ5.01% 4/4/51	950,000	893,481
Wells Fargo Bank NA 6.60% 1/15/38	450,000	503,227
Westpac Banking Corp.
2.35% 2/19/25	200,000	191,806
2.65% 1/16/30	70,000	62,372
μ2.67% 11/15/35	125,000	97,361
2.70% 8/19/26	200,000	187,613
2.85% 5/13/26	150,000	142,114
μ2.89% 2/4/30	600,000	562,653
2.96% 11/16/40	95,000	63,800
3.35% 3/8/27	250,000	238,198
3.40% 1/25/28	100,000	94,981
μ4.11% 7/24/34	95,000	85,056
μ4.32% 11/23/31	250,000	237,075
4.42% 7/24/39	70,000	58,646
5.46% 11/18/27	250,000	258,961
		136,159,372
Beverages–0.54%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 2/1/26	200,000	196,303
4.70% 2/1/36	950,000	946,034
Anheuser-Busch InBev Worldwide, Inc.
4.00% 4/13/28	270,000	266,927
4.38% 4/15/38	285,000	270,633
4.44% 10/6/48	395,000	360,406
4.60% 4/15/48	115,000	108,505
4.75% 1/23/29	395,000	403,381
4.90% 1/23/31	160,000	164,840
4.95% 1/15/42	300,000	296,213
5.45% 1/23/39	165,000	173,243
5.55% 1/23/49	1,230,000	1,318,643
5.80% 1/23/59	415,000	455,472
8.20% 1/15/39	200,000	261,006
Brown-Forman Corp.
3.50% 4/15/25	60,000	58,635
4.00% 4/15/38	85,000	77,811
Coca-Cola Co.
1.00% 3/15/28	145,000	125,744
1.38% 3/15/31	250,000	203,903
1.45% 6/1/27	60,000	54,474
1.50% 3/5/28	145,000	128,775
1.65% 6/1/30	700,000	592,424

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Co. (continued)
1.75% 9/6/24	150,000	$ 145,717
2.00% 3/5/31	165,000	141,268
2.13% 9/6/29	150,000	134,644
2.50% 6/1/40	70,000	53,692
2.50% 3/15/51	165,000	115,733
2.60% 6/1/50	150,000	107,385
2.75% 6/1/60	150,000	106,586
2.90% 5/25/27	100,000	95,639
3.00% 3/5/51	65,000	50,643
Coca-Cola Consolidated, Inc. 3.80% 11/25/25	50,000	49,503
Coca-Cola Femsa SAB de CV
1.85% 9/1/32	185,000	144,050
2.75% 1/22/30	300,000	266,026
Constellation Brands, Inc.
3.15% 8/1/29	100,000	91,427
3.50% 5/9/27	30,000	28,847
3.60% 2/15/28	100,000	95,135
3.70% 12/6/26	100,000	96,676
4.10% 2/15/48	100,000	82,546
4.35% 5/9/27	200,000	197,215
4.50% 5/9/47	45,000	39,267
4.65% 11/15/28	125,000	124,922
4.75% 5/9/32	200,000	197,621
Diageo Capital PLC
2.13% 10/24/24	200,000	192,245
2.38% 10/24/29	200,000	175,730
3.88% 5/18/28	200,000	195,326
3.88% 4/29/43	30,000	26,103
5.88% 9/30/36	100,000	109,485
Keurig Dr Pepper, Inc.
2.25% 3/15/31	85,000	71,255
3.35% 3/15/51	60,000	43,614
3.40% 11/15/25	150,000	144,063
3.43% 6/15/27	70,000	66,779
3.95% 4/15/29	200,000	191,739
4.05% 4/15/32	135,000	127,877
4.42% 12/15/46	50,000	43,654
4.50% 4/15/52	145,000	129,053
4.60% 5/25/28	150,000	149,722
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	103,864
4.20% 7/15/46	345,000	282,120
5.00% 5/1/42	250,000	236,004
PepsiCo, Inc.
1.40% 2/25/31	75,000	61,737
1.63% 5/1/30	560,000	473,814
1.95% 10/21/31	150,000	126,636
2.38% 10/6/26	80,000	75,448
2.63% 10/21/41	200,000	154,671
2.75% 3/19/30	100,000	91,456
2.75% 10/21/51	135,000	99,173
2.85% 2/24/26	90,000	87,092
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc. (continued)
3.00% 10/15/27	150,000	$ 143,683
4.45% 5/15/28	200,000	204,063
4.45% 2/15/33	200,000	205,277
4.55% 2/13/26	130,000	132,241
4.65% 2/15/53	200,000	205,037
		13,176,875
Biotechnology–0.32%
Amgen, Inc.
1.65% 8/15/28	200,000	173,670
1.90% 2/21/25	135,000	127,863
2.00% 1/15/32	200,000	162,810
2.20% 2/21/27	175,000	161,237
2.30% 2/25/31	100,000	84,160
2.45% 2/21/30	400,000	348,733
2.60% 8/19/26	200,000	188,339
2.80% 8/15/41	200,000	145,994
3.00% 2/22/29	90,000	82,772
3.00% 1/15/52	200,000	136,962
3.13% 5/1/25	200,000	193,961
3.15% 2/21/40	200,000	156,878
3.35% 2/22/32	90,000	81,225
3.38% 2/21/50	300,000	225,408
3.63% 5/22/24	150,000	147,877
4.20% 2/22/52	90,000	76,359
4.40% 2/22/62	75,000	63,350
5.15% 3/2/28	250,000	255,255
5.15% 11/15/41	250,000	243,080
5.25% 3/2/25	70,000	70,770
5.25% 3/2/30	200,000	204,556
5.25% 3/2/33	225,000	231,165
5.51% 3/2/26	85,000	85,347
5.60% 3/2/43	90,000	92,727
5.65% 3/2/53	205,000	213,344
5.75% 3/2/63	90,000	93,387
Baxalta, Inc.
4.00% 6/23/25	45,000	44,073
5.25% 6/23/45	14,000	13,720
Biogen, Inc.
2.25% 5/1/30	75,000	63,146
3.15% 5/1/50	120,000	83,513
3.25% 2/15/51	586,000	414,898
4.05% 9/15/25	145,000	141,702
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	104,819
1.65% 10/1/30	95,000	78,201
2.60% 10/1/40	250,000	184,353
2.80% 10/1/50	250,000	172,598
3.50% 2/1/25	270,000	264,596
3.65% 3/1/26	300,000	293,664
4.15% 3/1/47	380,000	334,124
4.50% 2/1/45	80,000	74,455
4.60% 9/1/35	200,000	198,071

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
4.75% 3/1/46	200,000	$ 192,295
4.80% 4/1/44	200,000	193,906
Illumina, Inc. 5.75% 12/13/27	250,000	256,266
Royalty Pharma PLC
1.20% 9/2/25	180,000	163,196
1.75% 9/2/27	115,000	99,659
2.20% 9/2/30	105,000	85,766
3.30% 9/2/40	160,000	115,945
3.55% 9/2/50	160,000	110,293
		7,730,488
Building Materials–0.14%
Carrier Global Corp.
2.24% 2/15/25	300,000	286,241
2.49% 2/15/27	85,000	78,976
2.72% 2/15/30	120,000	104,985
3.38% 4/5/40	85,000	67,567
3.58% 4/5/50	120,000	90,832
Fortune Brands Home & Security, Inc.
3.25% 9/15/29	150,000	133,545
4.00% 6/15/25	50,000	48,954
Johnson Controls International PLC
φ3.63% 7/2/24	100,000	98,337
3.90% 2/14/26	28,000	27,269
4.50% 2/15/47	145,000	127,647
φ4.95% 7/2/64	68,000	61,440
5.13% 9/14/45	7,000	6,760
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	70,010
2.00% 9/16/31	90,000	73,342
Lennox International, Inc.
1.35% 8/1/25	55,000	50,385
1.70% 8/1/27	40,000	35,229
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	40,790
3.50% 12/15/27	100,000	95,801
4.25% 7/2/24	55,000	54,615
4.25% 12/15/47	100,000	84,653
Masco Corp.
1.50% 2/15/28	75,000	63,858
2.00% 10/1/30	125,000	99,851
2.00% 2/15/31	150,000	120,060
3.13% 2/15/51	45,000	29,781
3.50% 11/15/27	60,000	56,588
4.50% 5/15/47	225,000	188,185
Mohawk Industries, Inc. 3.63% 5/15/30	150,000	135,965
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Owens Corning
3.88% 6/1/30	150,000	$ 138,847
3.95% 8/15/29	70,000	65,943
4.30% 7/15/47	100,000	82,214
7.00% 12/1/36	50,000	55,656
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	46,514
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	96,588
4.30% 2/21/48	100,000	85,384
5.75% 6/15/43	100,000	104,293
Vulcan Materials Co.
3.90% 4/1/27	45,000	43,864
4.70% 3/1/48	250,000	226,627
5.80% 3/1/26	135,000	136,270
		3,413,866
Chemicals–0.36%
Air Products & Chemicals, Inc.
3.35% 7/31/24	250,000	245,952
4.80% 3/3/33	250,000	256,924
Albemarle Corp.
5.05% 6/1/32	100,000	97,675
5.45% 12/1/44	100,000	94,553
5.65% 6/1/52	100,000	96,109
Cabot Corp. 4.00% 7/1/29	100,000	93,109
Celanese U.S. Holdings LLC 1.40% 8/5/26	50,000	42,983
Dow Chemical Co.
2.10% 11/15/30	250,000	208,579
3.60% 11/15/50	250,000	186,848
4.38% 11/15/42	400,000	346,502
4.80% 5/15/49	95,000	84,372
5.25% 11/15/41	100,000	96,862
6.30% 3/15/33	155,000	168,631
7.38% 11/1/29	58,000	66,641
9.40% 5/15/39	58,000	78,041
DuPont de Nemours, Inc.
4.49% 11/15/25	250,000	249,616
4.73% 11/15/28	350,000	353,225
5.32% 11/15/38	135,000	135,906
5.42% 11/15/48	225,000	225,152
Eastman Chemical Co.
3.80% 3/15/25	100,000	97,498
4.65% 10/15/44	70,000	60,808
4.80% 9/1/42	250,000	222,890
Ecolab, Inc.
1.30% 1/30/31	195,000	154,665
2.13% 8/15/50	250,000	149,774
2.70% 11/1/26	45,000	42,656
5.25% 1/15/28	300,000	311,156

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
EIDP, Inc.
1.70% 7/15/25	155,000	$ 145,570
2.30% 7/15/30	335,000	288,138
Huntsman International LLC
2.95% 6/15/31	45,000	36,966
4.50% 5/1/29	90,000	84,513
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	42,850
Linde, Inc.
1.10% 8/10/30	250,000	199,513
2.00% 8/10/50	160,000	94,622
Lubrizol Corp. 6.50% 10/1/34	300,000	358,667
LYB International Finance III LLC
1.25% 10/1/25	40,000	36,222
2.25% 10/1/30	45,000	37,180
3.38% 10/1/40	60,000	44,422
3.63% 4/1/51	85,000	60,418
3.80% 10/1/60	60,000	41,101
4.20% 10/15/49	125,000	97,675
Mosaic Co.
4.05% 11/15/27	150,000	144,749
5.45% 11/15/33	104,000	104,548
5.63% 11/15/43	200,000	194,972
NewMarket Corp. 2.70% 3/18/31	200,000	166,360
Nutrien Ltd.
2.95% 5/13/30	100,000	88,027
3.00% 4/1/25	300,000	287,951
3.95% 5/13/50	100,000	79,216
4.13% 3/15/35	100,000	89,325
4.90% 3/27/28	115,000	114,966
5.95% 11/7/25	70,000	71,969
PPG Industries, Inc.
1.20% 3/15/26	135,000	121,006
2.40% 8/15/24	100,000	96,816
2.55% 6/15/30	50,000	43,150
2.80% 8/15/29	100,000	88,841
RPM International, Inc.
2.95% 1/15/32	125,000	101,532
3.75% 3/15/27	100,000	95,075
5.25% 6/1/45	100,000	91,142
Sherwin-Williams Co.
2.30% 5/15/30	60,000	50,915
2.95% 8/15/29	100,000	89,790
3.13% 6/1/24	100,000	97,769
3.30% 5/15/50	100,000	70,697
3.45% 6/1/27	145,000	138,750
3.80% 8/15/49	100,000	77,684
3.95% 1/15/26	250,000	243,223
4.50% 6/1/47	88,000	77,621
Westlake Corp.
3.60% 8/15/26	150,000	143,357
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Westlake Corp. (continued)
5.00% 8/15/46	100,000	$ 87,015
		8,791,450
Commercial Services–0.29%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	61,473
1.70% 5/15/28	95,000	84,771
3.38% 9/15/25	125,000	122,516
Block Financial LLC 3.88% 8/15/30	60,000	51,557
California Institute of Technology
3.65% 9/1/19	45,000	31,599
4.32% 8/1/45	60,000	56,125
Cintas Corp. No. 2
3.45% 5/1/25	60,000	58,543
3.70% 4/1/27	100,000	96,959
Emory University
2.14% 9/1/30	35,000	29,851
2.97% 9/1/50	35,000	25,264
Equifax, Inc.
2.35% 9/15/31	350,000	281,704
2.60% 12/1/24	50,000	47,759
5.10% 12/15/27	45,000	45,258
Ford Foundation
2.42% 6/1/50	200,000	132,487
2.82% 6/1/70	30,000	18,639
George Washington University
4.13% 9/15/48	200,000	179,412
4.30% 9/15/44	100,000	91,839
Georgetown University
4.32% 4/1/49	50,000	43,115
5.22% 10/1/18	50,000	46,678
Global Payments, Inc.
1.20% 3/1/26	375,000	333,534
1.50% 11/15/24	110,000	103,622
2.15% 1/15/27	200,000	177,121
2.90% 5/15/30	115,000	97,379
2.90% 11/15/31	200,000	163,787
4.45% 6/1/28	100,000	94,913
4.80% 4/1/26	100,000	97,950
Johns Hopkins University
2.81% 1/1/60	35,000	23,117
4.71% 7/1/32	60,000	61,001
Leland Stanford Junior University
2.41% 6/1/50	60,000	40,096
3.65% 5/1/48	70,000	60,057
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	155,905
3.89% 7/1/16	55,000	43,332

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Massachusetts Institute of Technology (continued)
5.60% 7/1/11	200,000	$ 223,188
Moody's Corp.
2.00% 8/19/31	100,000	81,560
2.75% 8/19/41	100,000	72,030
3.25% 1/15/28	65,000	61,266
3.25% 5/20/50	100,000	72,272
3.75% 2/25/52	100,000	79,921
4.25% 2/1/29	100,000	97,493
4.88% 12/17/48	100,000	93,161
Northwestern University 3.66% 12/1/57	75,000	60,519
PayPal Holdings, Inc.
1.65% 6/1/25	100,000	93,875
2.30% 6/1/30	80,000	68,502
2.40% 10/1/24	105,000	101,716
2.65% 10/1/26	65,000	61,291
2.85% 10/1/29	95,000	85,593
3.25% 6/1/50	500,000	365,153
President & Fellows of Harvard College
3.15% 7/15/46	100,000	81,089
3.30% 7/15/56	100,000	78,304
3.75% 11/15/52	65,000	56,589
Quanta Services, Inc.
0.95% 10/1/24	30,000	27,981
2.35% 1/15/32	55,000	43,646
3.05% 10/1/41	60,000	41,833
RELX Capital, Inc.
3.00% 5/22/30	100,000	89,340
4.00% 3/18/29	200,000	192,736
Rockefeller Foundation 2.49% 10/1/50	60,000	39,731
S&P Global, Inc.
1.25% 8/15/30	75,000	60,194
2.30% 8/15/60	395,000	228,533
2.45% 3/1/27	70,000	65,648
2.50% 12/1/29	55,000	48,800
2.70% 3/1/29	150,000	136,464
2.90% 3/1/32	105,000	93,740
2.95% 1/22/27	150,000	143,912
3.25% 12/1/49	65,000	49,458
3.70% 3/1/52	35,000	28,710
3.90% 3/1/62	45,000	37,346
Trustees of Boston University 4.06% 10/1/48	25,000	22,376
Trustees of Princeton University
2.52% 7/1/50	40,000	27,409
5.70% 3/1/39	50,000	55,836
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	72,304
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
University of Chicago
2.55% 4/1/50	35,000	$ 24,944
3.00% 10/1/52	65,000	47,832
4.00% 10/1/53	60,000	53,127
University of Notre Dame du Lac 3.39% 2/15/48	100,000	83,024
University of Southern California
3.03% 10/1/39	200,000	165,180
3.84% 10/1/47	55,000	48,664
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	14,639
4.00% 6/15/25	100,000	97,624
4.13% 3/15/29	120,000	114,737
William Marsh Rice University 3.57% 5/15/45	100,000	85,504
		7,032,157
Computers–0.62%
Apple, Inc.
0.55% 8/20/25	400,000	368,512
0.70% 2/8/26	250,000	227,461
1.13% 5/11/25	535,000	502,126
1.20% 2/8/28	250,000	219,852
1.25% 8/20/30	100,000	81,884
1.40% 8/5/28	200,000	175,227
1.65% 5/11/30	120,000	102,167
1.70% 8/5/31	200,000	166,253
1.80% 9/11/24	200,000	192,798
2.05% 9/11/26	200,000	187,034
2.20% 9/11/29	250,000	223,696
2.40% 8/20/50	220,000	147,513
2.45% 8/4/26	250,000	237,954
2.50% 2/9/25	250,000	242,393
2.65% 5/11/50	500,000	352,468
2.70% 8/5/51	200,000	140,903
2.75% 1/13/25	100,000	97,398
2.80% 2/8/61	250,000	170,139
2.85% 8/5/61	200,000	137,899
2.90% 9/12/27	400,000	382,863
2.95% 9/11/49	135,000	101,936
3.00% 11/13/27	200,000	192,106
3.20% 5/13/25	150,000	147,127
3.20% 5/11/27	154,000	150,140
3.35% 2/9/27	200,000	195,291
3.45% 5/6/24	350,000	345,912
3.45% 2/9/45	125,000	107,255
3.75% 9/12/47	225,000	196,720
3.75% 11/13/47	150,000	131,459
3.85% 8/4/46	135,000	120,495
3.95% 8/8/52	800,000	716,468
4.25% 2/9/47	25,000	23,953
4.38% 5/13/45	100,000	97,063
4.45% 5/6/44	200,000	199,651

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
4.50% 2/23/36	250,000	$ 258,135
4.65% 2/23/46	530,000	533,711
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	87,505
3.45% 12/15/51	250,000	162,714
4.00% 7/15/24	100,000	98,648
4.90% 10/1/26	800,000	797,974
5.30% 10/1/29	300,000	302,263
6.02% 6/15/26	250,000	256,579
8.10% 7/15/36	73,000	85,160
8.35% 7/15/46	33,000	40,200
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	96,899
Hewlett Packard Enterprise Co.
1.75% 4/1/26	300,000	275,831
6.20% 10/15/35	250,000	268,078
6.35% 10/15/45	250,000	263,220
HP, Inc.
2.20% 6/17/25	150,000	141,380
3.00% 6/17/27	150,000	139,742
3.40% 6/17/30	150,000	132,844
4.20% 4/15/32	200,000	180,280
6.00% 9/15/41	305,000	312,235
International Business Machines Corp.
1.70% 5/15/27	505,000	451,626
1.95% 5/15/30	110,000	91,901
2.20% 2/9/27	100,000	92,321
2.72% 2/9/32	155,000	133,633
2.85% 5/15/40	165,000	121,666
2.95% 5/15/50	155,000	104,595
3.00% 5/15/24	200,000	196,298
3.30% 5/15/26	250,000	241,121
3.30% 1/27/27	100,000	95,926
3.43% 2/9/52	125,000	91,086
3.45% 2/19/26	150,000	145,820
4.00% 6/20/42	200,000	170,223
4.15% 5/15/39	200,000	177,210
4.25% 5/15/49	350,000	301,006
4.75% 2/6/33	250,000	248,499
5.10% 2/6/53	250,000	239,031
5.60% 11/30/39	210,000	218,463
5.88% 11/29/32	120,000	130,649
Leidos, Inc.
2.30% 2/15/31	195,000	158,229
5.75% 3/15/33	45,000	45,992
NetApp, Inc.
1.88% 6/22/25	35,000	32,636
2.38% 6/22/27	50,000	46,059
2.70% 6/22/30	50,000	42,848
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Teledyne FLIR LLC 2.50% 8/1/30	35,000	$ 29,455
Western Digital Corp.
2.85% 2/1/29	65,000	52,809
3.10% 2/1/32	110,000	82,905
		15,257,521
Cosmetics & Personal Care–0.16%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	49,612
4.00% 8/15/45	100,000	93,663
4.60% 3/1/28	250,000	256,321
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	96,518
3.15% 3/15/27	100,000	96,629
4.15% 3/15/47	65,000	58,779
4.38% 6/15/45	250,000	231,904
Haleon U.K. Capital PLC 3.13% 3/24/25	250,000	241,630
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	237,023
3.38% 3/24/29	250,000	230,642
3.63% 3/24/32	250,000	227,048
Procter & Gamble Co.
0.55% 10/29/25	100,000	91,596
1.20% 10/29/30	100,000	81,706
1.90% 2/1/27	400,000	372,153
2.30% 2/1/32	400,000	354,138
2.70% 2/2/26	100,000	96,754
2.85% 8/11/27	150,000	143,026
4.05% 1/26/33	250,000	251,411
Unilever Capital Corp.
1.38% 9/14/30	105,000	85,480
2.00% 7/28/26	100,000	93,372
2.60% 5/5/24	100,000	97,810
2.90% 5/5/27	150,000	142,259
3.38% 3/22/25	100,000	97,468
3.50% 3/22/28	100,000	96,447
5.90% 11/15/32	133,000	148,962
		3,972,351
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	124,049
4.20% 5/15/47	100,000	88,015
4.60% 6/15/45	55,000	52,369
		264,433
Diversified Financial Services–0.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	290,000	271,277
1.75% 10/29/24	150,000	139,743

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
1.75% 1/30/26	225,000	$ 201,468
2.45% 10/29/26	150,000	134,657
3.30% 1/30/32	240,000	198,823
3.40% 10/29/33	150,000	121,759
3.50% 1/15/25	150,000	143,187
3.65% 7/21/27	150,000	137,810
3.85% 10/29/41	150,000	114,718
4.63% 10/15/27	200,000	193,333
6.50% 7/15/25	150,000	151,084
Air Lease Corp.
0.80% 8/18/24	85,000	79,267
2.10% 9/1/28	70,000	58,323
2.20% 1/15/27	200,000	177,146
3.13% 12/1/30	50,000	42,419
3.25% 3/1/25	100,000	96,041
3.38% 7/1/25	95,000	90,504
3.75% 6/1/26	100,000	94,515
4.25% 9/15/24	300,000	293,657
5.85% 12/15/27	250,000	251,326
Aircastle Ltd.
4.13% 5/1/24	90,000	88,110
4.25% 6/15/26	65,000	61,652
Ally Financial, Inc. 8.00% 11/1/31	600,000	629,748
American Express Co.
1.65% 11/4/26	85,000	76,306
2.50% 7/30/24	665,000	642,164
3.00% 10/30/24	300,000	290,471
3.30% 5/3/27	230,000	218,500
3.38% 5/3/24	135,000	132,333
4.05% 5/3/29	165,000	160,821
4.05% 12/3/42	135,000	124,558
4.90% 2/13/26	85,000	85,790
5.85% 11/5/27	300,000	314,750
Ameriprise Financial, Inc.
2.88% 9/15/26	100,000	93,340
5.15% 5/15/33	115,000	114,661
BlackRock, Inc.
1.90% 1/28/31	50,000	41,516
2.10% 2/25/32	250,000	207,693
2.40% 4/30/30	90,000	78,954
3.20% 3/15/27	167,000	160,132
3.25% 4/30/29	150,000	142,536
Brookfield Finance LLC 3.45% 4/15/50	150,000	101,721
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	67,098
3.50% 3/30/51	200,000	133,130
3.90% 1/25/28	100,000	92,963
4.00% 4/1/24	100,000	97,967
4.70% 9/20/47	150,000	129,564
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	$ 215,225
μ2.36% 7/29/32	200,000	142,900
μ2.62% 11/2/32	250,000	190,518
3.20% 2/5/25	150,000	140,952
μ3.27% 3/1/30	200,000	170,399
3.65% 5/11/27	500,000	455,383
3.75% 3/9/27	250,000	227,422
4.20% 10/29/25	200,000	186,443
4.25% 4/30/25	150,000	143,029
μ5.47% 2/1/29	155,000	151,059
Cboe Global Markets, Inc.
1.63% 12/15/30	200,000	161,250
3.65% 1/12/27	100,000	96,506
Charles Schwab Corp.
0.90% 3/11/26	335,000	293,703
1.65% 3/11/31	400,000	309,604
2.00% 3/20/28	200,000	171,672
3.00% 3/10/25	100,000	94,999
3.20% 3/2/27	100,000	92,263
3.25% 5/22/29	200,000	177,864
3.30% 4/1/27	90,000	83,149
3.45% 2/13/26	70,000	66,267
3.75% 4/1/24	150,000	147,314
3.85% 5/21/25	200,000	192,346
CI Financial Corp.
3.20% 12/17/30	155,000	119,474
4.10% 6/15/51	200,000	120,947
CME Group, Inc.
2.65% 3/15/32	105,000	91,090
3.75% 6/15/28	100,000	97,861
4.15% 6/15/48	75,000	68,117
5.30% 9/15/43	100,000	105,594
Discover Financial Services
3.75% 3/4/25	100,000	94,225
3.95% 11/6/24	100,000	95,353
4.10% 2/9/27	115,000	108,770
4.50% 1/30/26	150,000	144,625
6.70% 11/29/32	200,000	206,188
Eaton Vance Corp. 3.50% 4/6/27	100,000	94,904
Franklin Resources, Inc.
1.60% 10/30/30	100,000	79,126
2.85% 3/30/25	100,000	95,454
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	129,852
2.10% 6/15/30	155,000	130,933
2.65% 9/15/40	165,000	120,463
3.00% 6/15/50	115,000	80,817
3.00% 9/15/60	160,000	105,605
3.10% 9/15/27	250,000	236,343
3.65% 5/23/25	95,000	93,376
3.75% 12/1/25	85,000	82,406

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
3.75% 9/21/28	105,000	$ 100,862
4.00% 9/15/27	200,000	197,699
4.25% 9/21/48	150,000	131,345
4.35% 6/15/29	85,000	83,965
4.60% 3/15/33	55,000	54,461
4.95% 6/15/52	95,000	92,638
5.20% 6/15/62	145,000	145,612
Invesco Finance PLC 3.75% 1/15/26	100,000	96,178
Janus Henderson U.S. Holdings, Inc. 4.88% 8/1/25	150,000	147,311
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	119,551
4.85% 1/15/27	310,000	302,684
6.25% 1/15/36	100,000	102,884
Lazard Group LLC
3.63% 3/1/27	100,000	93,700
3.75% 2/13/25	100,000	97,249
Legg Mason, Inc.
4.75% 3/15/26	150,000	148,641
5.63% 1/15/44	100,000	100,210
Mastercard, Inc.
1.90% 3/15/31	100,000	84,982
2.00% 3/3/25	200,000	191,325
2.95% 11/21/26	150,000	143,186
2.95% 6/1/29	150,000	139,038
2.95% 3/15/51	45,000	33,874
3.30% 3/26/27	600,000	581,900
3.65% 6/1/49	150,000	127,973
3.80% 11/21/46	100,000	87,378
Morgan Stanley Domestic Holdings, Inc.
3.80% 8/24/27	35,000	33,111
4.50% 6/20/28	100,000	98,714
Nasdaq, Inc.
1.65% 1/15/31	200,000	157,741
2.50% 12/21/40	200,000	131,821
3.85% 6/30/26	45,000	43,602
3.95% 3/7/52	100,000	77,576
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	274,547
2.33% 1/22/27	200,000	176,712
2.61% 7/14/31	200,000	157,050
2.68% 7/16/30	200,000	161,680
2.71% 1/22/29	200,000	169,751
3.00% 1/22/32	200,000	160,516
3.10% 1/16/30	250,000	211,716
5.39% 7/6/27	200,000	196,342
ORIX Corp.
2.25% 3/9/31	100,000	81,509
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ORIX Corp. (continued)
3.25% 12/4/24	100,000	$ 96,663
3.70% 7/18/27	100,000	95,094
Private Export Funding Corp. 2.45% 7/15/24	250,000	243,197
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	185,046
4.95% 7/15/46	50,000	45,392
Synchrony Financial
2.88% 10/28/31	125,000	88,461
3.70% 8/4/26	200,000	174,597
4.25% 8/15/24	150,000	141,781
4.50% 7/23/25	100,000	90,645
5.15% 3/19/29	50,000	43,953
Visa, Inc.
1.90% 4/15/27	500,000	459,911
2.00% 8/15/50	300,000	188,814
2.70% 4/15/40	100,000	79,416
2.75% 9/15/27	75,000	71,020
3.15% 12/14/25	350,000	339,919
4.15% 12/14/35	115,000	113,061
4.30% 12/14/45	530,000	509,964
Western Union Co.
1.35% 3/15/26	100,000	89,008
2.75% 3/15/31	100,000	80,102
2.85% 1/10/25	50,000	47,720
		22,410,123
Electric–2.05%
AEP Texas, Inc.
2.10% 7/1/30	100,000	83,094
3.45% 1/15/50	50,000	36,844
4.15% 5/1/49	100,000	82,593
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	82,220
4.50% 6/15/52	40,000	36,577
AES Corp.
1.38% 1/15/26	190,000	170,961
2.45% 1/15/31	250,000	203,533
Alabama Power Co.
1.45% 9/15/30	250,000	200,493
3.05% 3/15/32	65,000	57,309
3.70% 12/1/47	100,000	79,110
3.75% 3/1/45	150,000	120,659
4.30% 1/2/46	150,000	130,576
4.30% 7/15/48	65,000	56,201
6.13% 5/15/38	100,000	112,548
Ameren Corp.
1.75% 3/15/28	100,000	86,919
3.65% 2/15/26	50,000	48,197
Ameren Illinois Co.
1.55% 11/15/30	40,000	32,253
3.70% 12/1/47	100,000	82,152

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Ameren Illinois Co. (continued)
3.80% 5/15/28	100,000	$ 97,161
American Electric Power Co., Inc.
1.00% 11/1/25	125,000	113,468
2.30% 3/1/30	50,000	42,171
3.20% 11/13/27	100,000	93,892
3.25% 3/1/50	65,000	45,054
5.63% 3/1/33	65,000	67,234
5.95% 11/1/32	200,000	212,786
Appalachian Power Co.
2.70% 4/1/31	250,000	212,339
3.70% 5/1/50	100,000	76,959
Arizona Public Service Co.
2.95% 9/15/27	50,000	46,281
3.15% 5/15/25	100,000	95,994
3.35% 5/15/50	70,000	49,340
3.50% 12/1/49	100,000	72,679
4.25% 3/1/49	100,000	82,017
4.35% 11/15/45	100,000	82,473
4.50% 4/1/42	100,000	86,687
5.05% 9/1/41	100,000	93,185
Atlantic City Electric Co. 2.30% 3/15/31	50,000	42,087
Avangrid, Inc.
3.15% 12/1/24	150,000	145,371
3.80% 6/1/29	100,000	93,854
Avista Corp. 4.35% 6/1/48	100,000	89,597
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	37,812
3.50% 8/15/46	200,000	154,444
3.75% 8/15/47	100,000	79,505
6.35% 10/1/36	100,000	111,504
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	72,144
2.85% 5/15/51	150,000	103,075
3.25% 4/15/28	125,000	118,666
3.80% 7/15/48	70,000	56,225
4.60% 5/1/53	150,000	136,768
5.15% 11/15/43	200,000	196,221
5.95% 5/15/37	125,000	134,521
6.13% 4/1/36	247,000	271,880
Black Hills Corp.
3.05% 10/15/29	100,000	87,254
3.15% 1/15/27	100,000	93,825
3.88% 10/15/49	100,000	75,338
3.95% 1/15/26	50,000	48,490
4.20% 9/15/46	100,000	79,624
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	72,491
2.40% 9/1/26	100,000	93,059
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy Houston Electric LLC (continued)
3.00% 2/1/27	100,000	$ 95,036
3.35% 4/1/51	125,000	95,194
4.25% 2/1/49	50,000	44,507
CenterPoint Energy, Inc.
2.50% 9/1/24	100,000	95,639
2.95% 3/1/30	100,000	87,716
3.70% 9/1/49	100,000	76,253
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	95,013
4.97% 5/1/46	70,000	62,003
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	103,026
CMS Energy Corp.
3.00% 5/15/26	40,000	38,003
μ3.75% 12/1/50	300,000	224,817
4.88% 3/1/44	100,000	91,922
Commonwealth Edison Co.
2.20% 3/1/30	100,000	85,894
2.55% 6/15/26	100,000	94,060
2.75% 9/1/51	285,000	189,020
3.13% 3/15/51	100,000	71,753
3.20% 11/15/49	145,000	106,295
3.65% 6/15/46	100,000	79,183
3.70% 8/15/28	45,000	43,198
4.00% 3/1/48	250,000	212,344
4.90% 2/1/33	90,000	91,689
6.45% 1/15/38	100,000	114,871
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	44,724
4.15% 6/1/45	75,000	64,793
4.30% 4/15/44	130,000	115,721
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	105,288
3.60% 6/15/61	200,000	150,373
3.70% 11/15/59	85,000	63,708
3.80% 5/15/28	100,000	96,414
3.95% 3/1/43	150,000	126,227
4.00% 12/1/28	100,000	97,671
4.30% 12/1/56	100,000	83,781
4.45% 3/15/44	200,000	178,976
4.50% 12/1/45	100,000	89,169
4.63% 12/1/54	200,000	178,449
4.65% 12/1/48	100,000	91,455
5.50% 12/1/39	250,000	252,266
5.85% 3/15/36	100,000	104,971
6.30% 8/15/37	20,000	22,345
6.75% 4/1/38	25,000	28,963

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Constellation Energy Generation LLC
3.25% 6/1/25	60,000	$ 57,842
5.60% 6/15/42	292,000	287,837
6.25% 10/1/39	100,000	105,373
Consumers Energy Co.
2.50% 5/1/60	85,000	49,775
3.25% 8/15/46	100,000	74,657
3.95% 5/15/43	150,000	127,450
4.63% 5/15/33	100,000	99,717
4.65% 3/1/28	250,000	251,861
Dayton Power & Light Co. 3.95% 6/15/49	95,000	75,032
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	42,499
Dominion Energy South Carolina, Inc. 6.05% 1/15/38	225,000	246,389
Dominion Energy, Inc.
1.45% 4/15/26	40,000	36,022
2.25% 8/15/31	90,000	74,106
2.85% 8/15/26	60,000	56,262
φ3.07% 8/15/24	35,000	33,944
3.30% 4/15/41	30,000	23,121
3.38% 4/1/30	400,000	363,568
4.25% 6/1/28	250,000	243,150
4.60% 3/15/49	150,000	130,957
4.90% 8/1/41	60,000	54,885
5.95% 6/15/35	25,000	26,396
DTE Electric Co.
1.90% 4/1/28	160,000	141,200
2.25% 3/1/30	150,000	130,147
3.25% 4/1/51	70,000	51,922
3.70% 6/1/46	50,000	39,641
3.75% 8/15/47	100,000	80,698
3.95% 3/1/49	70,000	58,888
4.05% 5/15/48	100,000	85,405
DTE Energy Co.
φ2.53% 10/1/24	75,000	72,153
2.85% 10/1/26	200,000	186,874
3.40% 6/15/29	98,000	89,844
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	64,337
3.45% 4/15/51	90,000	68,113
3.95% 3/15/48	150,000	124,834
4.00% 9/30/42	150,000	128,209
4.95% 1/15/33	250,000	256,777
5.30% 2/15/40	100,000	102,525
6.10% 6/1/37	170,000	183,537
Duke Energy Corp.
0.90% 9/15/25	65,000	59,160
2.45% 6/1/30	370,000	315,317
2.65% 9/1/26	165,000	154,323
3.15% 8/15/27	250,000	234,978
3.40% 6/15/29	65,000	60,027
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp. (continued)
3.95% 8/15/47	200,000	$ 158,730
4.20% 6/15/49	65,000	53,150
4.80% 12/15/45	100,000	91,439
5.00% 12/8/27	125,000	127,049
Duke Energy Florida LLC
1.75% 6/15/30	335,000	276,666
3.20% 1/15/27	150,000	143,096
3.85% 11/15/42	100,000	84,079
5.95% 11/15/52	40,000	44,507
6.40% 6/15/38	300,000	340,851
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	92,069	84,554
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	82,579
3.25% 10/1/49	50,000	36,555
3.75% 5/15/46	150,000	119,472
6.12% 10/15/35	100,000	107,435
6.45% 4/1/39	130,000	145,306
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	94,715
3.70% 6/15/46	68,000	52,071
4.30% 2/1/49	45,000	38,420
5.25% 4/1/33	35,000	36,012
5.65% 4/1/53	60,000	62,916
Duke Energy Progress LLC
3.45% 3/15/29	70,000	65,438
3.70% 9/1/28	100,000	95,915
4.10% 3/15/43	100,000	86,016
6.30% 4/1/38	250,000	279,737
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	82,673
Edison International 3.55% 11/15/24	80,000	77,707
El Paso Electric Co. 5.00% 12/1/44	150,000	135,402
Emera U.S. Finance LP
0.83% 6/15/24	125,000	117,737
3.55% 6/15/26	100,000	95,300
4.75% 6/15/46	105,000	85,160
Enel Americas SA 4.00% 10/25/26	35,000	33,513
Enel Chile SA 4.88% 6/12/28	150,000	146,257
Enel Generacion Chile SA 4.25% 4/15/24	100,000	97,750
Entergy Arkansas LLC
2.65% 6/15/51	65,000	42,059
3.35% 6/15/52	100,000	73,693
3.50% 4/1/26	60,000	58,456
3.70% 6/1/24	200,000	196,967
4.20% 4/1/49	100,000	85,516

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Corp.
1.90% 6/15/28	85,000	$ 74,034
2.40% 6/15/31	100,000	82,808
2.95% 9/1/26	90,000	84,554
Entergy Louisiana LLC
1.60% 12/15/30	50,000	39,494
2.35% 6/15/32	100,000	82,124
2.40% 10/1/26	100,000	92,428
2.90% 3/15/51	75,000	51,048
3.10% 6/15/41	100,000	77,436
3.25% 4/1/28	150,000	140,021
4.00% 3/15/33	95,000	88,868
4.20% 4/1/50	100,000	85,938
4.95% 1/15/45	110,000	102,723
Entergy Mississippi LLC
2.85% 6/1/28	50,000	45,619
3.50% 6/1/51	145,000	108,962
3.85% 6/1/49	25,000	19,814
Entergy Texas, Inc. 3.55% 9/30/49	50,000	38,068
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	46,878
4.25% 12/1/45	50,000	42,785
5.70% 3/15/53	335,000	351,479
Evergy Metro, Inc.
2.25% 6/1/30	150,000	127,086
4.20% 6/15/47	100,000	84,522
Eversource Energy
0.80% 8/15/25	200,000	181,853
2.55% 3/15/31	250,000	212,750
2.90% 10/1/24	100,000	96,413
2.90% 3/1/27	100,000	93,272
3.15% 1/15/25	100,000	96,745
3.30% 1/15/28	100,000	93,763
3.38% 3/1/32	100,000	89,783
4.25% 4/1/29	75,000	73,647
5.45% 3/1/28	115,000	119,166
Exelon Corp.
2.75% 3/15/27	100,000	93,515
3.35% 3/15/32	100,000	89,084
3.40% 4/15/26	100,000	96,084
4.10% 3/15/52	40,000	32,835
4.45% 4/15/46	100,000	86,032
4.95% 6/15/35	105,000	103,432
5.10% 6/15/45	105,000	99,353
5.15% 3/15/28	50,000	50,871
5.30% 3/15/33	100,000	101,736
5.60% 3/15/53	100,000	101,840
Florida Power & Light Co.
3.13% 12/1/25	250,000	242,127
3.15% 10/1/49	310,000	232,907
3.70% 12/1/47	100,000	82,821
3.80% 12/15/42	100,000	85,019
4.05% 6/1/42	150,000	132,812
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light Co. (continued)
4.13% 6/1/48	100,000	$ 87,616
5.05% 4/1/28	145,000	149,823
5.10% 4/1/33	160,000	165,783
5.30% 4/1/53	165,000	175,384
5.69% 3/1/40	50,000	53,943
5.95% 2/1/38	200,000	219,907
5.96% 4/1/39	100,000	110,556
Fortis, Inc. 3.06% 10/4/26	200,000	187,677
Georgia Power Co.
2.65% 9/15/29	105,000	92,352
3.25% 4/1/26	50,000	47,709
3.25% 3/15/51	285,000	203,757
3.70% 1/30/50	40,000	31,037
4.30% 3/15/42	200,000	176,465
4.30% 3/15/43	100,000	86,427
4.75% 9/1/40	100,000	91,892
ΔHydro-Quebec
8.05% 7/7/24	250,000	259,916
8.50% 12/1/29	115,000	142,201
Iberdrola International BV 6.75% 7/15/36	100,000	113,693
Idaho Power Co. 5.50% 3/15/53	200,000	207,854
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	78,210
3.85% 5/15/28	150,000	144,942
4.25% 8/15/48	50,000	42,725
Interstate Power & Light Co.
2.30% 6/1/30	25,000	20,911
3.50% 9/30/49	50,000	37,503
3.60% 4/1/29	200,000	187,041
6.25% 7/15/39	130,000	139,711
ITC Holdings Corp.
3.25% 6/30/26	90,000	85,599
3.35% 11/15/27	100,000	94,153
3.65% 6/15/24	75,000	73,523
Kentucky Utilities Co.
3.30% 6/1/50	105,000	76,107
5.13% 11/1/40	100,000	98,114
MidAmerican Energy Co.
3.10% 5/1/27	100,000	94,595
3.50% 10/15/24	100,000	97,835
3.65% 4/15/29	50,000	47,690
3.95% 8/1/47	100,000	85,343
4.25% 7/15/49	50,000	44,683
4.40% 10/15/44	100,000	91,448
5.75% 11/1/35	25,000	26,844
Mississippi Power Co. 3.95% 3/30/28	100,000	96,199
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	221,809

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
1.35% 3/15/31	125,000	$ 96,294
2.40% 3/15/30	195,000	169,305
3.05% 4/25/27	100,000	95,135
3.25% 11/1/25	100,000	96,221
4.02% 11/1/32	100,000	94,126
5.80% 1/15/33	85,000	90,498
8.00% 3/1/32	150,000	179,585
Nevada Power Co.
2.40% 5/1/30	100,000	86,460
3.13% 8/1/50	65,000	46,241
3.70% 5/1/29	75,000	72,046
6.75% 7/1/37	100,000	115,763
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	180,798
2.44% 1/15/32	200,000	165,862
2.75% 11/1/29	320,000	284,306
3.00% 1/15/52	200,000	134,640
3.50% 4/1/29	150,000	140,931
4.45% 6/20/25	120,000	119,178
4.63% 7/15/27	200,000	199,461
5.00% 7/15/32	60,000	60,387
5.05% 2/28/33	250,000	250,685
5.25% 2/28/53	145,000	142,914
μ5.65% 5/1/79	100,000	88,007
6.05% 3/1/25	90,000	91,557
Northern States Power Co.
2.25% 4/1/31	100,000	84,792
2.90% 3/1/50	60,000	42,373
3.20% 4/1/52	60,000	44,007
3.60% 5/15/46	50,000	39,698
3.60% 9/15/47	100,000	80,349
4.00% 8/15/45	100,000	85,037
5.35% 11/1/39	40,000	41,388
6.20% 7/1/37	100,000	111,284
NorthWestern Corp. 4.18% 11/15/44	150,000	128,996
NSTAR Electric Co.
1.95% 8/15/31	100,000	81,348
3.20% 5/15/27	100,000	94,818
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	119,014
4.25% 4/1/46	75,000	58,439
5.95% 11/1/39	100,000	100,968
Ohio Edison Co. 6.88% 7/15/36	100,000	114,138
Ohio Power Co.
1.63% 1/15/31	100,000	79,399
4.15% 4/1/48	100,000	85,957
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	90,816
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oklahoma Gas & Electric Co. (continued)
3.80% 8/15/28	100,000	$ 96,406
4.15% 4/1/47	50,000	42,017
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	158,146
2.95% 4/1/25	100,000	96,642
3.70% 11/15/28	200,000	193,608
3.75% 4/1/45	100,000	83,675
4.10% 11/15/48	100,000	86,892
4.55% 12/1/41	150,000	141,573
5.30% 6/1/42	200,000	206,417
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	74,128
2.50% 2/1/31	250,000	202,533
3.25% 6/1/31	185,000	156,734
3.30% 8/1/40	150,000	106,391
3.45% 7/1/25	900,000	857,757
3.50% 8/1/50	410,000	270,519
4.20% 3/1/29	70,000	63,966
4.20% 6/1/41	115,000	90,689
4.40% 3/1/32	100,000	89,975
4.50% 7/1/40	600,000	492,494
4.95% 7/1/50	600,000	494,318
5.25% 3/1/52	100,000	85,093
6.15% 1/15/33	125,000	128,297
6.75% 1/15/53	300,000	310,007
PacifiCorp
3.50% 6/15/29	65,000	61,257
4.10% 2/1/42	100,000	87,894
4.13% 1/15/49	70,000	59,804
4.15% 2/15/50	100,000	85,677
5.35% 12/1/53	300,000	307,003
5.75% 4/1/37	100,000	106,609
6.00% 1/15/39	100,000	108,696
6.35% 7/15/38	25,000	28,114
7.70% 11/15/31	100,000	119,259
PECO Energy Co.
2.80% 6/15/50	290,000	196,752
3.00% 9/15/49	40,000	28,548
3.05% 3/15/51	30,000	21,289
5.95% 10/1/36	100,000	108,688
Pinnacle West Capital Corp. 1.30% 6/15/25	50,000	46,075
Potomac Electric Power Co. 4.15% 3/15/43	100,000	87,757
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	87,132
5.00% 5/15/33	145,000	148,113
5.25% 5/15/53	85,000	87,955
6.25% 5/15/39	30,000	33,260
Progress Energy, Inc.
6.00% 12/1/39	50,000	51,473

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Progress Energy, Inc. (continued)
7.75% 3/1/31	150,000	$ 173,540
Public Service Co. of Colorado
1.90% 1/15/31	150,000	123,930
2.70% 1/15/51	150,000	99,711
3.20% 3/1/50	65,000	48,084
3.80% 6/15/47	200,000	164,868
4.05% 9/15/49	50,000	42,190
6.25% 9/1/37	100,000	111,612
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	136,258
2.05% 8/1/50	100,000	59,285
3.00% 5/15/25	100,000	96,509
3.00% 3/1/51	100,000	72,039
3.20% 5/15/29	150,000	137,517
3.60% 12/1/47	50,000	40,149
3.70% 5/1/28	100,000	96,343
3.80% 3/1/46	100,000	82,849
3.85% 5/1/49	125,000	104,001
4.05% 5/1/48	100,000	86,344
5.50% 3/1/40	100,000	105,013
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	91,546
1.60% 8/15/30	100,000	80,002
2.88% 6/15/24	70,000	68,087
Puget Energy, Inc. 3.65% 5/15/25	200,000	193,133
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	70,364
4.22% 6/15/48	65,000	56,238
5.64% 4/15/41	80,000	80,688
5.80% 3/15/40	100,000	104,883
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	191,729
4.10% 6/15/49	100,000	84,621
4.15% 5/15/48	100,000	86,708
5.35% 4/1/53	155,000	159,626
6.00% 6/1/39	110,000	117,655
Sempra Energy
3.30% 4/1/25	140,000	135,496
3.40% 2/1/28	95,000	89,234
3.70% 4/1/29	180,000	167,123
3.80% 2/1/38	150,000	129,188
4.00% 2/1/48	95,000	77,258
6.00% 10/15/39	125,000	131,701
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	188,678
Southern California Edison Co.
1.10% 4/1/24	75,000	72,092
2.25% 6/1/30	70,000	59,460
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
2.85% 8/1/29	155,000	$ 138,622
3.65% 3/1/28	100,000	94,446
3.90% 3/15/43	100,000	81,332
4.00% 4/1/47	300,000	246,355
4.13% 3/1/48	150,000	124,020
4.20% 3/1/29	100,000	96,690
4.50% 9/1/40	100,000	88,830
4.65% 10/1/43	400,000	362,961
4.88% 3/1/49	100,000	92,532
5.95% 11/1/32	200,000	216,649
5.95% 2/1/38	25,000	26,618
6.00% 1/15/34	200,000	215,478
6.05% 3/15/39	170,000	180,327
6.65% 4/1/29	100,000	107,636
Southern Co.
3.25% 7/1/26	250,000	238,370
4.25% 7/1/36	85,000	77,985
φ4.48% 8/1/24	55,000	54,328
5.11% 8/1/27	100,000	100,212
5.15% 10/6/25	80,000	80,976
Southern Power Co.
0.90% 1/15/26	125,000	112,638
4.15% 12/1/25	200,000	195,254
4.95% 12/15/46	100,000	90,002
5.25% 7/15/43	120,000	112,663
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	139,242
3.85% 2/1/48	100,000	76,928
3.90% 4/1/45	300,000	235,712
6.20% 3/15/40	200,000	209,946
Southwestern Public Service Co. 4.40% 11/15/48	100,000	87,496
Tampa Electric Co.
4.10% 6/15/42	100,000	84,662
4.35% 5/15/44	50,000	43,321
4.45% 6/15/49	100,000	87,168
Tucson Electric Power Co. 1.50% 8/1/30	90,000	71,779
Union Electric Co.
2.63% 3/15/51	250,000	163,752
2.95% 6/15/27	100,000	94,554
3.50% 4/15/24	100,000	97,646
3.50% 3/15/29	100,000	94,369
3.65% 4/15/45	100,000	79,424
3.90% 9/15/42	100,000	84,242
4.00% 4/1/48	100,000	82,682
8.45% 3/15/39	80,000	103,731
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	165,972
2.95% 11/15/26	100,000	94,031
2.95% 11/15/51	200,000	136,351

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co. (continued)
3.15% 1/15/26	70,000	$ 67,734
3.30% 12/1/49	100,000	73,662
3.50% 3/15/27	150,000	144,024
3.80% 4/1/28	100,000	96,876
3.80% 9/15/47	100,000	79,812
4.00% 11/15/46	45,000	36,752
4.60% 12/1/48	115,000	104,224
4.65% 8/15/43	150,000	136,120
6.00% 5/15/37	25,000	26,826
6.35% 11/30/37	100,000	111,255
8.88% 11/15/38	100,000	138,487
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	130,051
1.80% 10/15/30	150,000	121,281
4.75% 1/15/28	100,000	99,884
Wisconsin Electric Power Co.
2.05% 12/15/24	50,000	47,660
4.30% 10/15/48	45,000	39,584
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	40,404
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	184,798
Xcel Energy, Inc.
3.30% 6/1/25	100,000	96,607
3.35% 12/1/26	100,000	95,240
6.50% 7/1/36	100,000	111,333
		50,425,771
Electrical Components & Equipment–0.03%
Emerson Electric Co.
0.88% 10/15/26	135,000	119,731
1.80% 10/15/27	45,000	40,238
1.95% 10/15/30	100,000	84,016
2.00% 12/21/28	200,000	177,186
2.75% 10/15/50	30,000	20,116
2.80% 12/21/51	200,000	135,979
5.25% 11/15/39	50,000	51,627
		628,893
Electronics–0.19%
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	96,107
2.30% 3/12/31	250,000	209,537
Allegion PLC 3.50% 10/1/29	50,000	45,175
Allegion U.S. Holding Co., Inc.
3.20% 10/1/24	150,000	145,624
3.55% 10/1/27	150,000	140,040
Amphenol Corp.
2.20% 9/15/31	60,000	49,767
2.80% 2/15/30	200,000	179,402
3.20% 4/1/24	100,000	97,985
4.35% 6/1/29	75,000	74,755
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	$ 189,710
Avnet, Inc.
4.63% 4/15/26	50,000	49,383
5.50% 6/1/32	100,000	97,447
Flex Ltd.
3.75% 2/1/26	300,000	288,090
4.75% 6/15/25	125,000	122,716
4.88% 6/15/29	75,000	72,623
6.00% 1/15/28	210,000	215,169
Fortive Corp.
3.15% 6/15/26	150,000	142,917
4.30% 6/15/46	50,000	40,550
Honeywell International, Inc.
1.10% 3/1/27	200,000	179,589
1.35% 6/1/25	125,000	117,284
1.75% 9/1/31	160,000	131,269
1.95% 6/1/30	250,000	214,017
2.30% 8/15/24	100,000	97,099
2.70% 8/15/29	60,000	55,259
2.80% 6/1/50	100,000	74,976
4.95% 2/15/28	180,000	185,922
Hubbell, Inc.
2.30% 3/15/31	60,000	49,746
3.35% 3/1/26	150,000	144,865
Jabil, Inc.
1.70% 4/15/26	65,000	58,360
3.00% 1/15/31	50,000	42,011
3.60% 1/15/30	50,000	45,146
3.95% 1/12/28	110,000	103,527
4.25% 5/15/27	50,000	48,230
Keysight Technologies, Inc.
4.55% 10/30/24	250,000	247,344
4.60% 4/6/27	60,000	59,304
Trimble, Inc.
4.75% 12/1/24	100,000	99,411
4.90% 6/15/28	100,000	99,384
6.10% 3/15/33	125,000	126,187
Tyco Electronics Group SA
2.50% 2/4/32	85,000	72,550
3.70% 2/15/26	100,000	98,069
4.50% 2/13/26	150,000	150,235
		4,756,781
Entertainment–0.07%
Warnermedia Holdings, Inc.
3.64% 3/15/25	200,000	193,187
3.76% 3/15/27	370,000	348,440
4.28% 3/15/32	285,000	254,447
5.05% 3/15/42	1,085,000	907,531
5.14% 3/15/52	85,000	68,870
5.39% 3/15/62	70,000	56,582
		1,829,057

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.08%
Republic Services, Inc.
0.88% 11/15/25	50,000	$ 45,105
1.45% 2/15/31	200,000	159,085
1.75% 2/15/32	100,000	79,938
2.90% 7/1/26	110,000	104,973
3.20% 3/15/25	250,000	242,906
3.38% 11/15/27	60,000	57,272
3.95% 5/15/28	150,000	145,838
Waste Connections, Inc.
2.20% 1/15/32	115,000	94,291
2.95% 1/15/52	115,000	79,898
3.20% 6/1/32	65,000	57,916
3.50% 5/1/29	150,000	139,932
Waste Management, Inc.
0.75% 11/15/25	20,000	18,190
1.15% 3/15/28	30,000	25,701
1.50% 3/15/31	30,000	23,929
2.50% 11/15/50	20,000	12,988
3.15% 11/15/27	100,000	95,069
4.15% 4/15/32	500,000	484,593
		1,867,624
Food–0.38%
Campbell Soup Co.
3.95% 3/15/25	150,000	147,309
4.15% 3/15/28	200,000	195,907
4.80% 3/15/48	65,000	60,480
Conagra Brands, Inc.
1.38% 11/1/27	100,000	85,828
4.30% 5/1/24	75,000	74,245
4.60% 11/1/25	70,000	69,070
4.85% 11/1/28	165,000	164,267
5.30% 11/1/38	50,000	48,915
5.40% 11/1/48	105,000	102,773
8.25% 9/15/30	100,000	116,612
Flowers Foods, Inc.
2.40% 3/15/31	45,000	37,522
3.50% 10/1/26	105,000	100,566
General Mills, Inc.
2.25% 10/14/31	175,000	145,469
3.00% 2/1/51	95,000	69,273
3.20% 2/10/27	150,000	144,183
4.00% 4/17/25	100,000	98,645
4.20% 4/17/28	75,000	74,188
4.95% 3/29/33	70,000	71,088
5.24% 11/18/25	80,000	80,240
Hershey Co.
1.70% 6/1/30	195,000	163,062
2.05% 11/15/24	50,000	48,274
2.30% 8/15/26	100,000	94,723
2.45% 11/15/29	50,000	44,421
3.13% 11/15/49	50,000	37,944
Hormel Foods Corp. 1.80% 6/11/30	85,000	70,979
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Ingredion, Inc.
2.90% 6/1/30	200,000	$ 175,589
3.20% 10/1/26	100,000	95,240
3.90% 6/1/50	200,000	153,164
J M Smucker Co.
3.38% 12/15/27	100,000	95,094
3.50% 3/15/25	150,000	146,294
4.25% 3/15/35	100,000	93,884
4.38% 3/15/45	50,000	44,281
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 2/1/28	500,000	482,865
5.75% 4/1/33	335,000	319,925
6.50% 12/1/52	165,000	156,618
Kellogg Co.
3.25% 4/1/26	95,000	90,992
3.40% 11/15/27	200,000	190,508
4.30% 5/15/28	150,000	148,071
4.50% 4/1/46	100,000	91,837
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	150,661
Kraft Heinz Foods Co. 4.38% 6/1/46	1,000,000	871,197
Kroger Co.
1.70% 1/15/31	125,000	99,453
3.50% 2/1/26	100,000	97,500
4.45% 2/1/47	500,000	440,885
5.00% 4/15/42	100,000	93,791
6.90% 4/15/38	100,000	114,200
7.50% 4/1/31	250,000	289,219
McCormick & Co., Inc.
3.15% 8/15/24	100,000	97,275
3.40% 8/15/27	150,000	142,266
4.20% 8/15/47	20,000	17,110
Mondelez International, Inc.
1.50% 2/4/31	210,000	167,502
1.88% 10/15/32	180,000	144,198
2.63% 9/4/50	360,000	241,411
2.75% 4/13/30	135,000	119,875
Sysco Corp.
2.40% 2/15/30	35,000	30,573
3.25% 7/15/27	200,000	189,484
3.30% 7/15/26	100,000	96,048
3.30% 2/15/50	35,000	25,007
3.75% 10/1/25	125,000	121,671
4.45% 3/15/48	100,000	86,667
4.50% 4/1/46	75,000	64,904
4.85% 10/1/45	85,000	77,678
6.60% 4/1/50	350,000	399,271
Tyson Foods, Inc.
3.55% 6/2/27	155,000	147,840
3.95% 8/15/24	240,000	236,837
4.00% 3/1/26	65,000	63,827

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Tyson Foods, Inc. (continued)
4.35% 3/1/29	130,000	$ 126,220
5.10% 9/28/48	40,000	37,703
		9,420,618
Forest Products & Paper–0.04%
Celulosa Arauco y Constitucion SA 4.50% 8/1/24	200,000	195,919
Fibria Overseas Finance Ltd. 5.50% 1/17/27	100,000	100,400
International Paper Co.
4.80% 6/15/44	149,000	136,251
6.00% 11/15/41	135,000	140,501
Suzano Austria GmbH
2.50% 9/15/28	125,000	106,406
3.75% 1/15/31	205,000	178,403
6.00% 1/15/29	200,000	201,500
		1,059,380
Gas–0.15%
Atmos Energy Corp.
1.50% 1/15/31	250,000	199,557
2.63% 9/15/29	250,000	223,749
3.00% 6/15/27	65,000	61,470
3.38% 9/15/49	55,000	41,914
4.13% 10/15/44	150,000	130,189
4.13% 3/15/49	155,000	133,181
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	222,295
4.00% 4/1/28	100,000	97,776
4.10% 9/1/47	45,000	37,940
5.85% 1/15/41	115,000	120,321
National Fuel Gas Co. 3.95% 9/15/27	200,000	187,868
NiSource, Inc.
0.95% 8/15/25	145,000	131,913
1.70% 2/15/31	175,000	138,524
2.95% 9/1/29	100,000	88,868
3.49% 5/15/27	100,000	94,798
3.95% 3/30/48	150,000	121,076
4.38% 5/15/47	100,000	86,889
4.80% 2/15/44	100,000	92,146
5.25% 2/15/43	59,000	58,620
ONE Gas, Inc. 4.66% 2/1/44	50,000	45,853
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	92,883
3.64% 11/1/46	50,000	37,040
4.65% 8/1/43	50,000	44,545
Southern California Gas Co.
2.95% 4/15/27	110,000	103,021
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern California Gas Co. (continued)
3.15% 9/15/24	100,000	$ 97,341
3.95% 2/15/50	50,000	40,181
4.13% 6/1/48	100,000	83,374
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	199,181
4.40% 6/1/43	100,000	84,253
4.40% 5/30/47	200,000	170,916
5.88% 3/15/41	70,000	73,064
Southwest Gas Corp.
3.18% 8/15/51	140,000	93,551
3.70% 4/1/28	100,000	94,188
5.80% 12/1/27	50,000	51,555
Washington Gas Light Co.
3.65% 9/15/49	40,000	30,587
3.80% 9/15/46	70,000	55,713
		3,666,340
Hand Machine Tools–0.03%
Kennametal, Inc. 2.80% 3/1/31	125,000	102,607
Snap-on, Inc. 4.10% 3/1/48	85,000	75,918
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	177,866
3.40% 3/1/26	145,000	138,815
5.20% 9/1/40	100,000	91,969
6.27% 3/6/26	200,000	202,378
		789,553
Health Care Products–0.24%
Abbott Laboratories
1.15% 1/30/28	45,000	39,394
1.40% 6/30/30	40,000	33,411
3.75% 11/30/26	340,000	337,550
3.88% 9/15/25	120,000	118,493
4.90% 11/30/46	400,000	411,345
6.00% 4/1/39	50,000	56,769
6.15% 11/30/37	50,000	57,822
Baxter International, Inc.
1.32% 11/29/24	200,000	188,218
1.73% 4/1/31	65,000	50,824
1.92% 2/1/27	200,000	178,953
2.54% 2/1/32	200,000	162,830
2.60% 8/15/26	150,000	139,927
3.13% 12/1/51	150,000	97,281
3.50% 8/15/46	100,000	69,674
Boston Scientific Corp.
1.90% 6/1/25	65,000	61,436
2.65% 6/1/30	100,000	88,356
4.55% 3/1/39	100,000	94,068
4.70% 3/1/49	105,000	99,814
7.38% 1/15/40	201,000	245,972

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Danaher Corp.
2.60% 10/1/50	190,000	$ 129,842
2.80% 12/10/51	200,000	139,499
3.35% 9/15/25	125,000	122,307
4.38% 9/15/45	115,000	106,929
DH Europe Finance II Sarl
2.60% 11/15/29	65,000	58,147
3.25% 11/15/39	100,000	83,380
Koninklijke Philips NV
5.00% 3/15/42	100,000	92,610
6.88% 3/11/38	50,000	57,532
Medtronic, Inc.
4.38% 3/15/35	108,000	106,483
4.63% 3/15/45	179,000	175,744
PerkinElmer, Inc.
2.25% 9/15/31	180,000	144,132
2.55% 3/15/31	210,000	173,651
3.30% 9/15/29	95,000	84,781
3.63% 3/15/51	160,000	117,109
Smith & Nephew PLC 2.03% 10/14/30	100,000	81,076
Stryker Corp.
1.95% 6/15/30	300,000	253,070
3.38% 5/15/24	150,000	147,114
3.38% 11/1/25	100,000	96,422
3.50% 3/15/26	75,000	72,717
3.65% 3/7/28	200,000	192,357
4.38% 5/15/44	100,000	89,592
4.63% 3/15/46	95,000	88,775
Thermo Fisher Scientific, Inc.
1.22% 10/18/24	260,000	246,779
4.10% 8/15/47	100,000	90,930
4.95% 11/21/32	125,000	129,712
5.30% 2/1/44	200,000	208,737
		5,821,564
Health Care Services–0.78%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	75,163
3.83% 8/15/28	35,000	33,789
4.27% 8/15/48	30,000	26,818
Aetna, Inc.
3.88% 8/15/47	145,000	115,009
6.63% 6/15/36	100,000	110,883
6.75% 12/15/37	100,000	109,952
AHS Hospital Corp.
2.78% 7/1/51	40,000	27,077
5.02% 7/1/45	50,000	49,322
Ascension Health
3.11% 11/15/39	45,000	36,133
3.95% 11/15/46	185,000	161,004
Banner Health
1.90% 1/1/31	40,000	32,718
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Banner Health (continued)
2.34% 1/1/30	75,000	$ 64,903
2.91% 1/1/51	50,000	33,834
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	20,242
2.84% 11/15/50	45,000	30,347
3.97% 11/15/46	50,000	41,567
4.19% 11/15/45	95,000	82,734
BHSH System Obligated Group 3.49% 7/15/49	50,000	38,507
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	20,263
3.21% 6/1/50	25,000	17,697
Centene Corp. 4.63% 12/15/29	750,000	705,180
Children's Health System of Texas 2.51% 8/15/50	105,000	66,491
Children's Hospital Corp. 4.12% 1/1/47	65,000	57,647
Children's Hospital Medical Center 4.27% 5/15/44	50,000	46,534
City of Hope 4.38% 8/15/48	75,000	64,923
CommonSpirit Health
1.55% 10/1/25	35,000	32,242
2.76% 10/1/24	30,000	29,076
2.78% 10/1/30	65,000	55,219
3.35% 10/1/29	40,000	35,970
3.82% 10/1/49	40,000	31,225
3.91% 10/1/50	150,000	116,194
4.19% 10/1/49	70,000	57,212
4.35% 11/1/42	400,000	345,173
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	81,898
Duke University Health System, Inc. 3.92% 6/1/47	75,000	64,898
Elevance Health, Inc.
1.50% 3/15/26	200,000	182,481
2.25% 5/15/30	50,000	42,929
2.38% 1/15/25	65,000	62,223
2.55% 3/15/31	200,000	172,124
3.13% 5/15/50	65,000	46,847
3.35% 12/1/24	150,000	146,441
3.50% 8/15/24	250,000	244,900
3.60% 3/15/51	115,000	89,501
4.10% 3/1/28	350,000	342,648
4.10% 5/15/32	200,000	191,162
4.38% 12/1/47	125,000	111,294
4.63% 5/15/42	100,000	93,348
4.65% 1/15/43	125,000	116,843
4.65% 8/15/44	100,000	92,110
4.75% 2/15/33	250,000	251,255
5.50% 10/15/32	200,000	210,355

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	$ 178,740
4.50% 7/1/57	100,000	91,847
HCA, Inc.
2.38% 7/15/31	150,000	121,047
3.13% 3/15/27	70,000	65,063
3.50% 7/15/51	150,000	103,565
3.63% 3/15/32	150,000	132,230
4.13% 6/15/29	485,000	454,316
4.38% 3/15/42	50,000	42,025
4.50% 2/15/27	160,000	156,231
4.63% 3/15/52	75,000	62,272
5.13% 6/15/39	50,000	46,736
5.25% 4/15/25	185,000	184,881
5.25% 6/15/26	200,000	200,182
5.25% 6/15/49	200,000	180,349
5.50% 6/15/47	200,000	187,738
Humana, Inc.
1.35% 2/3/27	55,000	48,288
2.15% 2/3/32	55,000	44,586
3.70% 3/23/29	125,000	117,603
4.63% 12/1/42	175,000	157,417
4.95% 10/1/44	300,000	279,951
5.70% 3/13/26	190,000	190,730
5.75% 3/1/28	100,000	103,854
5.88% 3/1/33	100,000	107,605
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	47,125
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	77,306
Jefferies Financial Group, Inc. 4.30% 7/1/28	25,000	24,226
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	59,136
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	117,726
3.27% 11/1/49	185,000	138,026
4.15% 5/1/47	105,000	92,650
Laboratory Corp. of America Holdings
3.25% 9/1/24	100,000	97,444
3.60% 9/1/27	100,000	95,162
4.70% 2/1/45	500,000	446,141
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	36,920
3.34% 7/1/60	65,000	46,492
3.77% 7/1/48	40,000	32,984
Mayo Clinic
3.20% 11/15/61	200,000	140,788
4.13% 11/15/52	100,000	88,063
McLaren Health Care Corp. 4.39% 5/15/48	65,000	58,216
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	$ 77,719
4.20% 7/1/55	127,000	110,091
Methodist Hospital 2.71% 12/1/50	300,000	199,246
Montefiore Obligated Group 5.25% 11/1/48	70,000	51,193
Mount Sinai Hospitals Group, Inc. 3.98% 7/1/48	100,000	82,999
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	34,362
3.95% 8/1/19	35,000	25,495
4.02% 8/1/45	75,000	66,263
4.06% 8/1/56	50,000	42,462
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	202,190
4.26% 11/1/47	150,000	128,018
Novant Health, Inc.
3.17% 11/1/51	85,000	61,389
3.32% 11/1/61	70,000	49,660
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	77,821
NYU Langone Hospitals
3.38% 7/1/55	100,000	72,319
4.37% 7/1/47	100,000	87,890
Orlando Health Obligated Group
3.33% 10/1/50	125,000	90,592
4.09% 10/1/48	45,000	37,183
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	54,592
3.22% 11/15/50	65,000	46,120
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	45,567
2.75% 10/1/26	100,000	93,286
3.74% 10/1/47	100,000	80,970
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	52,572
3.50% 3/30/25	300,000	290,739
4.20% 6/30/29	100,000	97,768
RWJ Barnabas Health, Inc.
3.48% 7/1/49	100,000	78,580
3.95% 7/1/46	50,000	41,602
Seattle Children's Hospital 2.72% 10/1/50	185,000	124,198
SSM Health Care Corp. 3.82% 6/1/27	71,000	67,960
Stanford Health Care 3.80% 11/15/48	30,000	24,838

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Sutter Health
1.32% 8/15/25	100,000	$ 92,121
2.29% 8/15/30	110,000	92,244
3.16% 8/15/40	100,000	76,764
3.36% 8/15/50	110,000	80,344
Texas Health Resources 4.33% 11/15/55	30,000	26,584
Toledo Hospital 5.75% 11/15/38	200,000	195,363
Trinity Health Corp.
2.63% 12/1/40	50,000	35,716
4.13% 12/1/45	25,000	21,619
UnitedHealth Group, Inc.
0.55% 5/15/24	135,000	128,759
1.15% 5/15/26	200,000	181,850
1.25% 1/15/26	180,000	165,190
2.00% 5/15/30	265,000	226,529
2.30% 5/15/31	200,000	171,356
2.38% 8/15/24	70,000	67,774
2.75% 5/15/40	250,000	189,072
2.88% 8/15/29	155,000	142,040
2.90% 5/15/50	250,000	177,081
2.95% 10/15/27	250,000	236,070
3.05% 5/15/41	200,000	157,644
3.25% 5/15/51	200,000	150,262
3.38% 4/15/27	150,000	144,442
3.45% 1/15/27	100,000	97,330
3.50% 8/15/39	115,000	97,870
3.70% 12/15/25	40,000	39,136
3.70% 8/15/49	135,000	110,075
3.75% 10/15/47	200,000	167,844
3.85% 6/15/28	200,000	195,441
3.88% 12/15/28	50,000	48,983
3.88% 8/15/59	150,000	122,599
4.00% 5/15/29	195,000	190,660
4.20% 1/15/47	55,000	49,035
4.25% 1/15/29	250,000	248,155
4.25% 3/15/43	100,000	92,761
4.25% 6/15/48	150,000	135,065
4.38% 3/15/42	100,000	92,117
4.50% 4/15/33	250,000	248,562
4.63% 11/15/41	200,000	192,317
5.05% 4/15/53	250,000	252,698
5.15% 10/15/25	55,000	56,037
5.25% 2/15/28	180,000	187,169
5.35% 2/15/33	250,000	265,698
5.88% 2/15/53	90,000	101,159
6.50% 6/15/37	150,000	172,623
6.63% 11/15/37	100,000	117,301
6.88% 2/15/38	100,000	120,655
Universal Health Services, Inc.
1.65% 9/1/26	65,000	57,189
2.65% 1/15/32	50,000	39,008
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	$ 65,810
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	31,319
		19,119,090
Home Builders–0.03%
DR Horton, Inc.
1.40% 10/15/27	250,000	215,151
2.50% 10/15/24	200,000	191,277
MDC Holdings, Inc. 3.97% 8/6/61	200,000	120,058
NVR, Inc. 3.00% 5/15/30	195,000	171,510
		697,996
Home Furnishings–0.02%
Harman International Industries, Inc. 4.15% 5/15/25	100,000	98,343
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	93,471
3.50% 11/15/51	150,000	111,087
Whirlpool Corp.
4.50% 6/1/46	70,000	57,229
4.60% 5/15/50	150,000	124,868
4.75% 2/26/29	60,000	59,360
		544,358
Household Products Wares–0.06%
Avery Dennison Corp.
0.85% 8/15/24	40,000	37,805
2.25% 2/15/32	100,000	78,857
4.88% 12/6/28	100,000	99,722
5.75% 3/15/33	250,000	260,034
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	95,482
3.95% 8/1/47	100,000	83,338
Clorox Co.
3.90% 5/15/28	100,000	97,318
4.60% 5/1/32	200,000	198,927
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	74,421
2.88% 2/7/50	45,000	33,179
3.05% 8/15/25	50,000	48,306
3.20% 7/30/46	50,000	38,712
3.90% 5/4/47	100,000	87,143
5.30% 3/1/41	200,000	211,154
6.63% 8/1/37	100,000	121,770
		1,566,168
Insurance–0.78%
Aflac, Inc.
1.13% 3/15/26	105,000	95,116
4.00% 10/15/46	300,000	243,610

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Aflac, Inc. (continued)
4.75% 1/15/49	100,000	$ 93,535
Alleghany Corp. 4.90% 9/15/44	95,000	89,531
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	96,906
Allstate Corp.
0.75% 12/15/25	65,000	58,380
1.45% 12/15/30	100,000	77,780
3.28% 12/15/26	150,000	142,343
4.20% 12/15/46	150,000	126,451
4.50% 6/15/43	100,000	90,472
5.55% 5/9/35	150,000	155,491
American Financial Group, Inc. 4.50% 6/15/47	150,000	126,134
American International Group, Inc.
2.50% 6/30/25	133,000	125,815
3.90% 4/1/26	300,000	291,823
4.38% 6/30/50	130,000	111,019
4.75% 4/1/48	200,000	179,506
4.80% 7/10/45	100,000	90,836
Aon Corp.
2.80% 5/15/30	150,000	132,553
3.75% 5/2/29	100,000	95,563
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	80,745
2.85% 5/28/27	70,000	64,996
2.90% 8/23/51	100,000	66,669
3.90% 2/28/52	85,000	68,546
Aon Global Ltd.
3.50% 6/14/24	100,000	98,141
3.88% 12/15/25	100,000	97,535
4.75% 5/15/45	100,000	90,366
Arch Capital Finance LLC
4.01% 12/15/26	100,000	97,374
5.03% 12/15/46	100,000	91,086
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	104,490
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	98,467
Arthur J Gallagher & Co. 5.50% 3/2/33	155,000	158,352
Assurant, Inc. 4.90% 3/27/28	100,000	98,282
Assured Guaranty U.S. Holdings, Inc. 5.00% 7/1/24	66,000	65,862
Athene Holding Ltd.
3.50% 1/15/31	20,000	16,622
3.95% 5/25/51	125,000	85,964
4.13% 1/12/28	150,000	135,828
6.65% 2/1/33	100,000	101,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
AXA SA 8.60% 12/15/30	200,000	$ 240,432
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	94,092
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	131,314
2.30% 3/15/27	200,000	189,356
2.50% 1/15/51	140,000	90,086
2.85% 10/15/50	180,000	126,960
2.88% 3/15/32	200,000	179,857
3.85% 3/15/52	200,000	167,239
4.25% 1/15/49	100,000	92,177
4.30% 5/15/43	100,000	92,318
4.40% 5/15/42	100,000	95,656
5.75% 1/15/40	100,000	110,447
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	209,383
4.50% 2/11/43	250,000	239,288
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	229,714
4.70% 6/22/47	200,000	146,105
Brown & Brown, Inc.
2.38% 3/15/31	85,000	67,940
4.20% 3/17/32	65,000	58,439
4.50% 3/15/29	100,000	96,340
4.95% 3/17/52	100,000	85,462
Chubb Corp.
6.00% 5/11/37	100,000	110,622
6.50% 5/15/38	200,000	231,001
Chubb INA Holdings, Inc.
1.38% 9/15/30	415,000	335,676
3.35% 5/3/26	95,000	91,880
4.15% 3/13/43	100,000	87,035
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	111,114
CNA Financial Corp.
2.05% 8/15/30	20,000	16,319
3.90% 5/1/29	40,000	37,761
3.95% 5/15/24	125,000	123,008
4.50% 3/1/26	100,000	99,001
Enstar Group Ltd. 3.10% 9/1/31	95,000	73,173
Equitable Holdings, Inc. 5.59% 1/11/33	400,000	393,163
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	36,287
4.87% 6/1/44	100,000	91,096
Fairfax Financial Holdings Ltd. 3.38% 3/3/31	180,000	151,388
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	43,747
4.50% 8/15/28	150,000	145,187

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
First American Financial Corp. 4.60% 11/15/24	100,000	$ 98,509
Globe Life, Inc. 2.15% 8/15/30	500,000	406,508
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	115,747
4.50% 4/15/26	100,000	98,817
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	61,614
2.90% 9/15/51	100,000	67,233
3.60% 8/19/49	55,000	41,769
4.30% 4/15/43	43,000	36,302
4.40% 3/15/48	100,000	86,343
6.10% 10/1/41	50,000	51,607
Kemper Corp.
3.80% 2/23/32	100,000	86,115
4.35% 2/15/25	70,000	69,079
Loews Corp.
4.13% 5/15/43	200,000	169,773
6.00% 2/1/35	100,000	106,943
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	237,680
4.15% 3/4/26	100,000	98,430
5.38% 3/4/46	100,000	100,689
Markel Corp.
5.00% 4/5/46	250,000	229,509
5.00% 5/20/49	65,000	59,697
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	88,617
2.38% 12/15/31	90,000	74,472
2.90% 12/15/51	110,000	74,717
3.50% 3/10/25	150,000	146,088
3.75% 3/14/26	75,000	73,362
4.20% 3/1/48	100,000	85,801
4.35% 1/30/47	45,000	38,940
4.38% 3/15/29	195,000	193,244
4.75% 3/15/39	55,000	52,115
4.90% 3/15/49	90,000	85,887
Mercury General Corp. 4.40% 3/15/27	50,000	48,325
MetLife, Inc.
3.00% 3/1/25	150,000	145,093
4.05% 3/1/45	150,000	125,600
4.60% 5/13/46	200,000	178,713
5.25% 1/15/54	250,000	243,378
5.70% 6/15/35	50,000	52,898
5.88% 2/6/41	100,000	104,053
6.38% 6/15/34	100,000	111,598
6.40% 12/15/66	100,000	96,764
6.50% 12/15/32	100,000	111,530
10.75% 8/1/69	150,000	194,276
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Old Republic International Corp.
3.85% 6/11/51	200,000	$ 149,772
4.88% 10/1/24	100,000	98,636
Principal Financial Group, Inc.
3.10% 11/15/26	300,000	286,582
3.40% 5/15/25	100,000	97,060
3.70% 5/15/29	50,000	46,955
5.38% 3/15/33	140,000	140,081
Progressive Corp.
2.50% 3/15/27	40,000	36,876
3.00% 3/15/32	50,000	44,674
3.70% 3/15/52	25,000	19,963
4.13% 4/15/47	200,000	175,879
4.20% 3/15/48	150,000	130,584
Prudential Financial, Inc.
3.70% 3/13/51	250,000	189,139
3.88% 3/27/28	65,000	62,945
3.91% 12/7/47	163,000	128,973
4.35% 2/25/50	250,000	213,928
4.42% 3/27/48	100,000	85,927
μ4.50% 9/15/47	215,000	192,339
μ5.20% 3/15/44	100,000	95,000
6.63% 6/21/40	200,000	221,036
μ6.75% 3/1/53	160,000	155,616
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	180,569
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	61,933
3.95% 9/15/26	30,000	28,933
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	123,776
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	92,031
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	127,444
Travelers Cos., Inc.
3.75% 5/15/46	50,000	40,758
4.00% 5/30/47	80,000	68,588
4.05% 3/7/48	200,000	173,894
4.10% 3/4/49	100,000	86,401
4.60% 8/1/43	250,000	232,849
6.25% 6/15/37	100,000	113,383
6.75% 6/20/36	100,000	116,839
Trinity Acquisition PLC 4.40% 3/15/26	100,000	98,129
Unum Group
4.00% 6/15/29	145,000	135,207
4.13% 6/15/51	200,000	142,793
5.75% 8/15/42	50,000	45,823
Voya Financial, Inc.
3.65% 6/15/26	100,000	95,609

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Voya Financial, Inc. (continued)
4.80% 6/15/46	60,000	$ 50,726
5.70% 7/15/43	100,000	98,751
W R Berkley Corp.
3.55% 3/30/52	150,000	109,812
4.00% 5/12/50	105,000	84,610
Willis North America, Inc.
2.95% 9/15/29	65,000	57,254
3.60% 5/15/24	100,000	98,516
3.88% 9/15/49	70,000	52,461
4.50% 9/15/28	150,000	145,144
4.65% 6/15/27	100,000	98,399
XL Group Ltd. 5.25% 12/15/43	200,000	198,319
		19,042,503
Internet–0.46%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	165,488
3.15% 2/9/51	200,000	130,783
3.25% 2/9/61	200,000	125,611
3.40% 12/6/27	210,000	198,042
4.00% 12/6/37	100,000	85,731
4.20% 12/6/47	400,000	316,042
4.40% 12/6/57	200,000	159,645
Alphabet, Inc.
0.45% 8/15/25	90,000	82,549
0.80% 8/15/27	200,000	175,385
1.10% 8/15/30	130,000	106,422
1.90% 8/15/40	100,000	70,093
2.00% 8/15/26	250,000	234,168
2.05% 8/15/50	130,000	82,630
2.25% 8/15/60	400,000	246,594
Amazon.com, Inc.
0.45% 5/12/24	115,000	110,218
0.80% 6/3/25	635,000	590,808
1.00% 5/12/26	250,000	226,660
1.20% 6/3/27	90,000	79,900
1.50% 6/3/30	165,000	137,171
1.65% 5/12/28	250,000	221,656
2.10% 5/12/31	250,000	213,684
2.50% 6/3/50	80,000	54,231
2.70% 6/3/60	365,000	239,612
2.80% 8/22/24	75,000	73,342
2.88% 5/12/41	250,000	196,898
3.00% 4/13/25	250,000	243,843
3.10% 5/12/51	250,000	189,378
3.25% 5/12/61	250,000	184,187
3.30% 4/13/27	250,000	241,891
3.60% 4/13/32	500,000	474,960
3.80% 12/5/24	500,000	495,710
3.88% 8/22/37	115,000	106,974
3.95% 4/13/52	200,000	177,351
4.05% 8/22/47	635,000	575,798
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
4.25% 8/22/57	205,000	$ 186,753
4.55% 12/1/27	250,000	253,776
4.60% 12/1/25	250,000	252,039
4.70% 12/1/32	250,000	256,242
5.20% 12/3/25	100,000	101,860
Baidu, Inc.
4.13% 6/30/25	200,000	195,708
4.38% 3/29/28	200,000	193,692
Booking Holdings, Inc.
3.55% 3/15/28	150,000	144,035
3.60% 6/1/26	200,000	195,055
4.63% 4/13/30	300,000	299,809
eBay, Inc.
1.90% 3/11/25	140,000	132,377
5.95% 11/22/27	250,000	261,038
6.30% 11/22/32	250,000	271,767
Expedia Group, Inc.
2.95% 3/15/31	80,000	66,755
3.25% 2/15/30	35,000	30,331
3.80% 2/15/28	100,000	94,696
4.63% 8/1/27	90,000	88,205
JD.com, Inc. 3.88% 4/29/26	200,000	193,727
Meta Platforms, Inc. 4.65% 8/15/62	1,000,000	883,306
Weibo Corp. 3.38% 7/8/30	300,000	244,095
		11,358,721
Investment Companies–0.17%
Ares Capital Corp.
2.88% 6/15/27	150,000	128,685
3.20% 11/15/31	250,000	190,621
3.25% 7/15/25	100,000	91,347
3.88% 1/15/26	250,000	230,457
4.20% 6/10/24	60,000	57,983
4.25% 3/1/25	100,000	94,474
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	167,947
2.70% 1/15/25	150,000	138,114
4.00% 1/15/29	200,000	166,683
7.05% 9/29/25	200,000	197,212
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	216,254
2.85% 9/30/28	250,000	205,133
FS KKR Capital Corp.
1.65% 10/12/24	150,000	137,946
3.13% 10/12/28	150,000	122,745
3.40% 1/15/26	200,000	179,475
4.13% 2/1/25	150,000	141,881
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	90,836

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Golub Capital BDC, Inc.
2.50% 8/24/26	145,000	$ 124,294
3.38% 4/15/24	375,000	360,408
Main Street Capital Corp. 3.00% 7/14/26	165,000	143,836
Owl Rock Capital Corp.
2.88% 6/11/28	200,000	162,168
3.40% 7/15/26	200,000	176,590
3.75% 7/22/25	100,000	91,189
5.25% 4/15/24	60,000	58,380
OWL Rock Core Income Corp. 7.75% 9/16/27	200,000	197,027
Prospect Capital Corp. 3.71% 1/22/26	200,000	176,597
Sixth Street Specialty Lending, Inc. 2.50% 8/1/26	125,000	109,908
		4,158,190
Iron & Steel–0.07%
ArcelorMittal SA
6.55% 11/29/27	200,000	207,991
6.80% 11/29/32	175,000	183,569
Nucor Corp.
2.00% 6/1/25	15,000	14,104
2.70% 6/1/30	15,000	13,139
2.98% 12/15/55	400,000	266,209
3.95% 5/1/28	100,000	96,216
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	21,455
2.40% 6/15/25	50,000	47,162
2.80% 12/15/24	50,000	47,810
3.25% 1/15/31	60,000	53,409
3.25% 10/15/50	40,000	27,923
3.45% 4/15/30	75,000	68,225
Vale Overseas Ltd.
6.88% 11/21/36	350,000	365,920
6.88% 11/10/39	170,000	176,147
		1,589,279
Leisure Time–0.00%
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	47,762
4.63% 7/28/45	50,000	39,630
		87,392
Lodging–0.05%
Choice Hotels International, Inc. 3.70% 12/1/29	100,000	89,805
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	95,529
4.85% 3/15/26	50,000	49,700
Marriott International, Inc.
2.75% 10/15/33	250,000	202,322
2.85% 4/15/31	220,000	187,397
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Marriott International, Inc. (continued)
3.13% 6/15/26	100,000	$ 94,462
3.50% 10/15/32	150,000	131,460
3.60% 4/15/24	75,000	73,580
3.75% 10/1/25	50,000	48,181
4.00% 4/15/28	100,000	96,577
4.63% 6/15/30	135,000	131,066
5.00% 10/15/27	55,000	55,114
		1,255,193
Machinery Construction & Mining–0.09%
Caterpillar Financial Services Corp.
0.45% 5/17/24	100,000	95,448
0.80% 11/13/25	85,000	77,557
0.90% 3/2/26	250,000	226,703
2.15% 11/8/24	150,000	144,524
2.40% 8/9/26	100,000	93,981
2.85% 5/17/24	150,000	146,986
3.25% 12/1/24	150,000	146,536
3.40% 5/13/25	150,000	146,939
4.90% 1/17/25	200,000	201,123
Caterpillar, Inc.
1.90% 3/12/31	100,000	84,002
2.60% 9/19/29	150,000	136,891
3.80% 8/15/42	168,000	149,597
4.75% 5/15/64	250,000	245,040
6.05% 8/15/36	200,000	225,138
Oshkosh Corp. 4.60% 5/15/28	100,000	98,675
		2,219,140
Machinery Diversified–0.18%
CNH Industrial Capital LLC 1.88% 1/15/26	250,000	230,309
CNH Industrial NV 3.85% 11/15/27	105,000	100,798
Crane Holdings Co. 4.20% 3/15/48	100,000	73,072
Deere & Co.
2.88% 9/7/49	65,000	48,981
3.90% 6/9/42	150,000	137,747
5.38% 10/16/29	100,000	106,103
Dover Corp.
2.95% 11/4/29	20,000	17,848
5.38% 3/1/41	100,000	101,432
Flowserve Corp. 3.50% 10/1/30	70,000	60,536
IDEX Corp. 3.00% 5/1/30	75,000	66,077
John Deere Capital Corp.
0.70% 1/15/26	100,000	90,753
1.25% 1/10/25	120,000	113,604
1.45% 1/15/31	70,000	56,331
1.50% 3/6/28	200,000	175,627

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
1.70% 1/11/27	200,000	$ 181,691
2.05% 1/9/25	100,000	96,268
2.13% 3/7/25	25,000	23,865
2.35% 3/8/27	50,000	46,442
2.45% 1/9/30	85,000	75,590
2.65% 6/24/24	115,000	112,103
2.65% 6/10/26	100,000	95,049
2.80% 9/8/27	100,000	94,086
2.80% 7/18/29	50,000	45,684
3.05% 1/6/28	100,000	95,022
3.45% 3/7/29	120,000	115,294
4.15% 9/15/27	150,000	149,210
4.35% 9/15/32	115,000	114,791
4.75% 1/20/28	175,000	178,675
4.90% 3/3/28	100,000	102,757
5.05% 3/3/26	100,000	101,710
5.15% 3/3/25	100,000	101,250
nVent Finance Sarl 4.55% 4/15/28	100,000	94,949
Otis Worldwide Corp.
2.06% 4/5/25	105,000	99,122
2.29% 4/5/27	90,000	82,046
2.57% 2/15/30	105,000	92,077
3.11% 2/15/40	250,000	193,897
3.36% 2/15/50	145,000	107,606
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	81,122
4.20% 3/1/49	70,000	63,375
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	285,000	272,070
Xylem, Inc.
1.95% 1/30/28	115,000	101,778
3.25% 11/1/26	55,000	52,310
4.38% 11/1/46	50,000	43,488
		4,392,545
Media–0.78%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	95,910
3.50% 6/1/41	315,000	216,170
3.50% 3/1/42	160,000	108,104
3.75% 2/15/28	100,000	92,858
3.85% 4/1/61	70,000	43,644
3.90% 6/1/52	145,000	95,849
3.95% 6/30/62	250,000	158,408
4.20% 3/15/28	150,000	141,968
4.40% 4/1/33	125,000	110,926
4.80% 3/1/50	445,000	339,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
4.91% 7/23/25	450,000	$ 445,509
5.05% 3/30/29	100,000	96,487
5.13% 7/1/49	200,000	158,313
5.25% 4/1/53	200,000	162,087
5.38% 5/1/47	275,000	226,888
5.50% 4/1/63	200,000	162,296
5.75% 4/1/48	225,000	194,172
6.38% 10/23/35	190,000	189,281
6.48% 10/23/45	565,000	535,278
Comcast Corp.
1.50% 2/15/31	200,000	160,596
1.95% 1/15/31	175,000	145,616
2.35% 1/15/27	105,000	97,806
2.45% 8/15/52	150,000	93,722
2.65% 2/1/30	100,000	89,083
2.65% 8/15/62	700,000	426,515
2.80% 1/15/51	140,000	94,545
2.89% 11/1/51	75,000	51,202
2.94% 11/1/56	269,000	179,061
2.99% 11/1/63	101,000	65,487
3.15% 3/1/26	350,000	339,405
3.15% 2/15/28	150,000	142,349
3.20% 7/15/36	150,000	126,371
3.25% 11/1/39	150,000	121,747
3.30% 2/1/27	250,000	241,110
3.30% 4/1/27	500,000	480,506
3.38% 2/15/25	425,000	416,244
3.38% 8/15/25	65,000	63,491
3.40% 7/15/46	110,000	85,310
3.45% 2/1/50	110,000	84,957
3.55% 5/1/28	150,000	144,151
3.70% 4/15/24	195,000	192,674
3.90% 3/1/38	150,000	134,264
3.95% 10/15/25	300,000	296,620
3.97% 11/1/47	362,000	304,306
4.00% 8/15/47	150,000	127,078
4.00% 3/1/48	150,000	126,913
4.00% 11/1/49	79,000	66,322
4.05% 11/1/52	258,000	216,983
4.15% 10/15/28	185,000	183,007
4.20% 8/15/34	83,000	79,461
4.25% 10/15/30	165,000	161,705
4.25% 1/15/33	200,000	194,801
4.40% 8/15/35	192,000	185,758
4.60% 10/15/38	195,000	188,794
4.65% 7/15/42	24,000	22,821
4.70% 10/15/48	190,000	179,884
4.95% 10/15/58	190,000	184,044
5.50% 11/15/32	105,000	111,970
6.50% 11/15/35	200,000	229,734

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications LLC
3.90% 11/15/24	150,000	$ 145,772
3.95% 6/15/25	100,000	96,513
3.95% 3/20/28	200,000	187,517
4.00% 9/15/55	323,000	214,199
4.13% 5/15/29	70,000	65,200
4.65% 5/15/50	400,000	305,961
4.90% 3/11/26	100,000	99,241
5.20% 9/20/47	215,000	178,121
5.30% 5/15/49	65,000	54,204
Fox Corp.
4.71% 1/25/29	405,000	401,432
5.48% 1/25/39	75,000	71,809
5.58% 1/25/49	90,000	85,997
Grupo Televisa SAB
4.63% 1/30/26	200,000	195,566
6.63% 1/15/40	100,000	103,184
8.50% 3/11/32	200,000	239,851
NBCUniversal Media LLC 4.45% 1/15/43	175,000	159,893
Paramount Global
2.90% 1/15/27	100,000	91,105
4.00% 1/15/26	255,000	246,610
4.20% 5/19/32	50,000	42,888
4.38% 3/15/43	77,000	54,717
4.85% 7/1/42	150,000	114,879
4.90% 8/15/44	125,000	93,844
4.95% 1/15/31	400,000	369,049
5.85% 9/1/43	150,000	129,646
6.88% 4/30/36	125,000	127,025
7.88% 7/30/30	200,000	218,877
Thomson Reuters Corp. 3.35% 5/15/26	55,000	52,633
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	227,741
Time Warner Cable LLC
5.50% 9/1/41	100,000	86,404
5.88% 11/15/40	100,000	90,633
6.55% 5/1/37	200,000	197,139
7.30% 7/1/38	150,000	155,646
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	87,703
2.95% 6/15/27	200,000	189,985
3.00% 2/13/26	300,000	289,958
3.00% 7/30/46	50,000	36,739
3.15% 9/17/25	100,000	96,691
3.70% 12/1/42	150,000	127,057
4.13% 12/1/41	100,000	90,272
4.13% 6/1/44	83,000	74,852
Walt Disney Co.
1.75% 8/30/24	200,000	192,504
1.75% 1/13/26	145,000	135,910
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. (continued)
2.00% 9/1/29	335,000	$ 290,756
2.65% 1/13/31	220,000	194,385
2.75% 9/1/49	180,000	125,186
3.38% 11/15/26	60,000	58,252
3.50% 5/13/40	200,000	170,011
3.60% 1/13/51	75,000	60,940
3.70% 10/15/25	40,000	39,351
3.80% 5/13/60	490,000	402,291
4.70% 3/23/50	500,000	488,797
4.75% 9/15/44	60,000	58,403
4.75% 11/15/46	50,000	48,208
4.95% 10/15/45	30,000	29,731
6.40% 12/15/35	229,000	263,347
6.65% 11/15/37	175,000	207,651
		19,072,013
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.25% 6/15/25	100,000	97,587
3.90% 1/15/43	50,000	43,755
4.38% 6/15/45	100,000	92,147
Timken Co.
3.88% 9/1/24	70,000	68,326
4.13% 4/1/32	110,000	102,179
Valmont Industries, Inc.
5.00% 10/1/44	100,000	89,203
5.25% 10/1/54	100,000	91,316
		584,513
Mining–0.14%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	177,823
Barrick North America Finance LLC 5.75% 5/1/43	150,000	157,952
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	106,943
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	113,077
5.00% 9/30/43	500,000	506,389
Kinross Gold Corp. 4.50% 7/15/27	400,000	387,742
Newmont Corp.
2.60% 7/15/32	200,000	167,397
4.88% 3/15/42	400,000	382,216
6.25% 10/1/39	100,000	108,980
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	166,523
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	137,877
5.20% 11/2/40	100,000	102,911
7.13% 7/15/28	75,000	84,501

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	$ 135,092
Southern Copper Corp.
5.25% 11/8/42	150,000	143,602
5.88% 4/23/45	69,000	71,684
6.75% 4/16/40	110,000	122,872
7.50% 7/27/35	200,000	233,020
Teck Resources Ltd. 3.90% 7/15/30	125,000	114,832
		3,421,433
Miscellaneous Manufacturing–0.13%
3M Co.
2.00% 2/14/25	100,000	95,249
2.38% 8/26/29	150,000	132,593
2.88% 10/15/27	150,000	140,319
3.00% 8/7/25	100,000	96,133
3.25% 8/26/49	85,000	63,223
3.38% 3/1/29	100,000	94,163
3.63% 10/15/47	150,000	117,237
3.88% 6/15/44	150,000	124,595
4.00% 9/14/48	65,000	54,851
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	116,512
3.50% 12/1/24	95,000	92,877
3.75% 12/1/27	100,000	95,033
Eaton Corp.
3.10% 9/15/27	100,000	94,439
3.92% 9/15/47	100,000	84,892
4.15% 11/2/42	150,000	132,817
GE Capital Funding LLC 4.55% 5/15/32	250,000	245,042
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	142,359
3.90% 9/1/42	150,000	134,935
4.88% 9/15/41	100,000	102,413
Parker-Hannifin Corp.
2.70% 6/14/24	35,000	34,011
3.25% 6/14/29	55,000	50,663
3.30% 11/21/24	60,000	58,318
4.00% 6/14/49	55,000	46,891
6.25% 5/15/38	350,000	387,923
Textron, Inc.
3.00% 6/1/30	100,000	89,336
3.38% 3/1/28	50,000	46,549
3.65% 3/15/27	50,000	47,776
3.88% 3/1/25	170,000	166,404
		3,087,553
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	161,913
3.57% 12/1/31	250,000	215,033
		376,946
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.86%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	$ 215,155
2.72% 1/12/32	210,000	183,106
2.77% 11/10/50	165,000	111,649
2.94% 6/4/51	320,000	221,885
3.00% 2/24/50	90,000	63,699
3.00% 3/17/52	100,000	70,498
3.02% 1/16/27	250,000	237,457
3.12% 5/4/26	75,000	72,163
3.38% 2/8/61	300,000	216,753
3.41% 2/11/26	200,000	194,881
4.23% 11/6/28	400,000	396,344
4.81% 2/13/33	35,000	35,538
BP Capital Markets PLC
3.28% 9/19/27	150,000	144,351
3.72% 11/28/28	90,000	87,106
Burlington Resources LLC 7.20% 8/15/31	100,000	116,247
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	46,712
2.95% 7/15/30	50,000	43,421
3.80% 4/15/24	43,000	42,275
3.90% 2/1/25	200,000	195,854
4.95% 6/1/47	100,000	90,373
5.85% 2/1/35	200,000	199,708
6.25% 3/15/38	150,000	156,790
Cenovus Energy, Inc. 5.40% 6/15/47	500,000	464,841
Chevron Corp.
1.55% 5/11/25	165,000	155,596
2.24% 5/11/30	125,000	110,523
2.95% 5/16/26	200,000	192,581
3.33% 11/17/25	150,000	147,115
Chevron USA, Inc.
0.69% 8/12/25	135,000	123,882
1.02% 8/12/27	85,000	74,853
2.34% 8/12/50	125,000	82,144
3.25% 10/15/29	100,000	93,933
3.85% 1/15/28	150,000	148,014
CNOOC Finance 2013 Ltd. 4.25% 5/9/43	400,000	341,444
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	167,946
CNOOC Finance 2015 USA LLC 3.50% 5/5/25	200,000	194,124
CNOOC Petroleum North America ULC
6.40% 5/15/37	150,000	165,193
7.50% 7/30/39	200,000	243,602
ConocoPhillips 6.50% 2/1/39	380,000	441,612

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co.
2.40% 3/7/25	200,000	$ 191,941
3.80% 3/15/52	110,000	90,968
4.03% 3/15/62	107,000	87,639
4.30% 11/15/44	150,000	134,949
6.95% 4/15/29	200,000	225,124
Coterra Energy, Inc.
3.90% 5/15/27	215,000	205,158
4.38% 3/15/29	50,000	47,535
Devon Energy Corp.
4.50% 1/15/30	325,000	310,393
4.75% 5/15/42	100,000	87,030
5.00% 6/15/45	70,000	62,199
5.60% 7/15/41	100,000	95,780
5.85% 12/15/25	150,000	152,410
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	82,378
3.25% 12/1/26	110,000	104,211
3.50% 12/1/29	200,000	182,753
4.25% 3/15/52	60,000	47,074
4.40% 3/24/51	70,000	56,331
6.25% 3/15/53	200,000	207,002
EOG Resources, Inc.
3.90% 4/1/35	150,000	137,450
4.15% 1/15/26	100,000	99,028
Equinor ASA
1.75% 1/22/26	220,000	204,993
2.38% 5/22/30	200,000	176,637
3.25% 11/18/49	110,000	84,782
3.63% 9/10/28	150,000	146,006
3.95% 5/15/43	250,000	220,279
4.80% 11/8/43	150,000	147,612
5.10% 8/17/40	200,000	206,162
Exxon Mobil Corp.
2.02% 8/16/24	200,000	193,133
2.28% 8/16/26	200,000	187,705
2.44% 8/16/29	700,000	640,200
3.00% 8/16/39	200,000	161,702
3.04% 3/1/26	750,000	727,936
3.10% 8/16/49	200,000	149,705
3.57% 3/6/45	200,000	165,791
4.11% 3/1/46	165,000	148,639
4.33% 3/19/50	400,000	369,254
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	37,355
Hess Corp.
4.30% 4/1/27	150,000	146,419
5.60% 2/15/41	200,000	192,789
5.80% 4/1/47	150,000	146,933
7.13% 3/15/33	100,000	110,862
7.30% 8/15/31	250,000	278,621
Marathon Oil Corp.
4.40% 7/15/27	100,000	96,887
6.60% 10/1/37	100,000	102,077
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.
3.63% 9/15/24	250,000	$ 246,261
3.80% 4/1/28	120,000	114,387
4.50% 4/1/48	50,000	40,950
5.13% 12/15/26	150,000	151,381
6.50% 3/1/41	145,000	154,690
Phillips 66
1.30% 2/15/26	40,000	36,219
3.30% 3/15/52	65,000	45,947
3.90% 3/15/28	200,000	192,304
4.88% 11/15/44	180,000	168,417
5.88% 5/1/42	250,000	264,863
Phillips 66 Co.
3.15% 12/15/29	100,000	90,234
3.55% 10/1/26	100,000	95,377
3.75% 3/1/28	50,000	47,447
4.68% 2/15/45	40,000	35,524
4.90% 10/1/46	100,000	91,369
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	104,509
1.90% 8/15/30	200,000	162,852
2.15% 1/15/31	90,000	73,927
Shell International Finance BV
2.50% 9/12/26	150,000	141,210
2.75% 4/6/30	315,000	287,324
2.88% 5/10/26	400,000	382,673
3.25% 5/11/25	350,000	342,102
3.25% 4/6/50	500,000	381,219
3.75% 9/12/46	150,000	126,573
4.00% 5/10/46	350,000	305,561
4.13% 5/11/35	156,000	149,365
4.38% 5/11/45	167,000	154,057
5.50% 3/25/40	100,000	106,271
6.38% 12/15/38	300,000	346,298
Suncor Energy, Inc.
3.75% 3/4/51	70,000	53,062
4.00% 11/15/47	70,000	55,947
6.50% 6/15/38	250,000	267,755
6.80% 5/15/38	100,000	109,844
6.85% 6/1/39	100,000	109,119
7.15% 2/1/32	25,000	27,665
TotalEnergies Capital International SA
2.43% 1/10/25	100,000	96,651
2.83% 1/10/30	100,000	91,200
2.99% 6/29/41	200,000	156,514
3.13% 5/29/50	200,000	148,266
3.39% 6/29/60	200,000	149,935
3.46% 2/19/29	200,000	190,735
3.46% 7/12/49	100,000	79,225
TotalEnergies Capital SA 3.88% 10/11/28	200,000	196,899

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp.
4.00% 4/1/29	100,000	$ 96,321
4.00% 6/1/52	55,000	42,415
4.35% 6/1/28	120,000	117,413
6.63% 6/15/37	300,000	328,111
7.50% 4/15/32	100,000	115,008
		21,210,596
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	194,128
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06% 12/15/26	200,000	181,062
3.34% 12/15/27	250,000	234,257
4.08% 12/15/47	200,000	162,430
4.49% 5/1/30	30,000	29,340
Halliburton Co.
2.92% 3/1/30	150,000	133,605
3.80% 11/15/25	7,000	6,856
4.75% 8/1/43	200,000	176,547
4.85% 11/15/35	100,000	96,120
5.00% 11/15/45	283,000	257,617
7.45% 9/15/39	200,000	231,750
NOV, Inc. 3.95% 12/1/42	150,000	111,122
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	115,541
Schlumberger Investment SA 2.65% 6/26/30	150,000	132,623
		2,062,998
Packaging & Containers–0.06%
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	191,335
Berry Global, Inc. 1.57% 1/15/26	575,000	521,991
Packaging Corp. of America
3.00% 12/15/29	50,000	44,732
3.05% 10/1/51	45,000	30,815
3.40% 12/15/27	70,000	66,478
4.05% 12/15/49	25,000	20,554
WestRock MWV LLC 8.20% 1/15/30	150,000	175,002
WRKCo, Inc.
3.00% 9/15/24	100,000	96,784
3.75% 3/15/25	100,000	97,007
3.90% 6/1/28	50,000	47,566
4.00% 3/15/28	100,000	95,533
4.20% 6/1/32	50,000	46,032
		1,433,829
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.35%
AbbVie, Inc.
2.60% 11/21/24	260,000	$ 250,928
2.95% 11/21/26	250,000	237,872
3.20% 5/14/26	200,000	193,104
3.20% 11/21/29	525,000	487,210
3.60% 5/14/25	600,000	588,547
3.80% 3/15/25	500,000	491,845
4.05% 11/21/39	250,000	223,308
4.25% 11/21/49	525,000	463,300
4.30% 5/14/36	150,000	140,995
4.40% 11/6/42	300,000	274,191
4.45% 5/14/46	200,000	180,963
4.50% 5/14/35	600,000	581,610
4.55% 3/15/35	250,000	244,442
4.63% 10/1/42	125,000	114,796
4.85% 6/15/44	250,000	239,398
AmerisourceBergen Corp.
2.70% 3/15/31	200,000	171,495
2.80% 5/15/30	50,000	43,875
3.40% 5/15/24	250,000	245,064
3.45% 12/15/27	100,000	94,677
4.30% 12/15/47	100,000	86,036
Astrazeneca Finance LLC
0.70% 5/28/24	160,000	152,843
1.20% 5/28/26	65,000	59,192
2.25% 5/28/31	55,000	47,319
4.88% 3/3/28	500,000	514,399
4.88% 3/3/33	500,000	515,758
AstraZeneca PLC
0.70% 4/8/26	200,000	179,987
1.38% 8/6/30	200,000	163,037
2.13% 8/6/50	95,000	59,855
3.00% 5/28/51	30,000	22,808
3.13% 6/12/27	150,000	143,040
3.38% 11/16/25	150,000	146,648
4.00% 1/17/29	105,000	103,310
4.00% 9/18/42	150,000	136,579
4.38% 11/16/45	95,000	91,294
4.38% 8/17/48	125,000	118,690
6.45% 9/15/37	250,000	294,907
Becton Dickinson & Co.
1.96% 2/11/31	165,000	135,768
3.36% 6/6/24	68,000	66,745
3.70% 6/6/27	196,000	189,367
3.73% 12/15/24	96,000	93,857
3.79% 5/20/50	200,000	162,060
4.67% 6/6/47	125,000	116,865
4.69% 2/13/28	75,000	75,302
Bristol-Myers Squibb Co.
0.75% 11/13/25	150,000	137,007
1.13% 11/13/27	150,000	131,445
1.45% 11/13/30	90,000	73,446
2.35% 11/13/40	65,000	46,833
2.55% 11/13/50	90,000	60,215

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
2.90% 7/26/24	396,000	$ 388,202
2.95% 3/15/32	70,000	63,105
3.20% 6/15/26	120,000	115,966
3.25% 8/1/42	100,000	79,801
3.40% 7/26/29	217,000	206,433
3.55% 3/15/42	45,000	38,273
3.70% 3/15/52	105,000	87,637
3.90% 2/20/28	250,000	245,208
3.90% 3/15/62	95,000	78,774
4.13% 6/15/39	585,000	544,541
4.25% 10/26/49	210,000	190,406
4.35% 11/15/47	200,000	185,991
4.55% 2/20/48	250,000	236,218
Cardinal Health, Inc.
3.08% 6/15/24	100,000	97,741
3.41% 6/15/27	250,000	237,023
3.75% 9/15/25	100,000	96,997
4.37% 6/15/47	100,000	83,149
4.90% 9/15/45	100,000	90,498
Cigna Group
1.25% 3/15/26	135,000	122,338
2.38% 3/15/31	120,000	101,236
2.40% 3/15/30	150,000	130,102
3.05% 10/15/27	395,000	368,635
3.20% 3/15/40	105,000	82,247
3.25% 4/15/25	400,000	387,541
3.40% 3/15/50	85,000	62,783
3.40% 3/15/51	80,000	58,867
3.88% 10/15/47	150,000	121,482
4.13% 11/15/25	340,000	334,467
4.38% 10/15/28	200,000	197,074
4.80% 8/15/38	145,000	140,516
4.90% 12/15/48	145,000	136,447
5.40% 3/15/33	250,000	259,556
6.13% 11/15/41	300,000	331,506
CVS Health Corp.
1.30% 8/21/27	415,000	361,407
1.75% 8/21/30	250,000	203,237
1.88% 2/28/31	160,000	129,588
2.63% 8/15/24	65,000	63,012
2.70% 8/21/40	85,000	60,789
2.88% 6/1/26	250,000	237,551
3.00% 8/15/26	65,000	62,022
3.25% 8/15/29	85,000	77,735
3.75% 4/1/30	200,000	187,099
3.88% 7/20/25	400,000	392,828
4.13% 4/1/40	300,000	257,779
4.30% 3/25/28	323,000	317,201
4.78% 3/25/38	810,000	772,157
4.88% 7/20/35	225,000	219,554
5.00% 2/20/26	70,000	70,786
5.05% 3/25/48	585,000	547,271
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.13% 2/21/30	100,000	$ 101,370
5.13% 7/20/45	215,000	203,962
5.25% 2/21/33	100,000	102,033
5.63% 2/21/53	100,000	101,303
Eli Lilly & Co.
2.25% 5/15/50	250,000	165,315
2.50% 9/15/60	250,000	159,916
3.38% 3/15/29	65,000	62,214
GlaxoSmithKline Capital PLC
3.00% 6/1/24	140,000	137,195
3.38% 6/1/29	165,000	156,669
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	106,565
6.38% 5/15/38	450,000	530,796
Johnson & Johnson
0.55% 9/1/25	250,000	229,840
0.95% 9/1/27	155,000	137,225
2.10% 9/1/40	335,000	242,953
2.45% 3/1/26	150,000	144,114
2.45% 9/1/60	165,000	108,681
2.63% 1/15/25	150,000	146,373
2.90% 1/15/28	150,000	143,706
2.95% 3/3/27	200,000	193,488
3.40% 1/15/38	150,000	134,760
3.50% 1/15/48	95,000	82,873
3.55% 3/1/36	70,000	64,891
3.70% 3/1/46	80,000	71,638
3.75% 3/3/47	200,000	179,956
4.38% 12/5/33	183,000	187,875
4.85% 5/15/41	100,000	102,486
5.85% 7/15/38	100,000	115,598
McKesson Corp.
0.90% 12/3/25	145,000	131,076
5.25% 2/15/26	65,000	65,174
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	93,806
5.90% 11/1/39	50,000	52,905
Merck & Co., Inc.
0.75% 2/24/26	215,000	196,854
1.45% 6/24/30	105,000	86,800
1.70% 6/10/27	100,000	90,857
1.90% 12/10/28	100,000	88,670
2.15% 12/10/31	95,000	80,426
2.35% 6/24/40	145,000	106,721
2.45% 6/24/50	100,000	67,372
2.75% 2/10/25	400,000	390,945
2.75% 12/10/51	100,000	70,782
2.90% 12/10/61	55,000	37,659
3.40% 3/7/29	200,000	192,314
3.60% 9/15/42	100,000	86,063
3.90% 3/7/39	200,000	183,285
4.00% 3/7/49	135,000	121,466

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
4.15% 5/18/43	242,000	$ 226,557
Mylan, Inc.
4.55% 4/15/28	150,000	143,880
5.20% 4/15/48	150,000	118,251
5.40% 11/29/43	133,000	110,946
Novartis Capital Corp.
1.75% 2/14/25	150,000	143,054
2.00% 2/14/27	150,000	138,371
2.20% 8/14/30	150,000	131,415
2.75% 8/14/50	100,000	73,977
3.00% 11/20/25	250,000	242,105
3.10% 5/17/27	125,000	120,291
3.40% 5/6/24	250,000	246,799
3.70% 9/21/42	150,000	132,950
4.40% 5/6/44	250,000	246,014
Pfizer, Inc.
0.80% 5/28/25	125,000	115,941
1.70% 5/28/30	125,000	105,234
1.75% 8/18/31	100,000	82,488
2.55% 5/28/40	300,000	225,433
2.70% 5/28/50	115,000	82,178
2.75% 6/3/26	150,000	143,730
3.45% 3/15/29	250,000	241,622
3.60% 9/15/28	250,000	244,938
3.90% 3/15/39	50,000	45,400
4.00% 12/15/36	100,000	96,144
4.00% 3/15/49	200,000	181,278
4.10% 9/15/38	150,000	140,918
4.20% 9/15/48	100,000	92,729
7.20% 3/15/39	300,000	377,675
Sanofi 3.63% 6/19/28	150,000	146,438
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	285,414
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	168,879
3.03% 7/9/40	200,000	152,580
3.18% 7/9/50	200,000	142,855
3.38% 7/9/60	200,000	141,146
5.00% 11/26/28	200,000	202,155
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	238,109
5.25% 6/15/46	160,000	126,909
Viatris, Inc.
1.65% 6/22/25	180,000	165,059
2.70% 6/22/30	95,000	77,213
4.00% 6/22/50	95,000	62,465
Wyeth LLC
5.95% 4/1/37	350,000	392,892
6.00% 2/15/36	100,000	110,724
6.50% 2/1/34	100,000	114,990
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.
3.00% 9/12/27	100,000	$ 94,255
3.00% 5/15/50	145,000	103,585
3.90% 8/20/28	50,000	48,644
3.95% 9/12/47	100,000	83,626
4.45% 8/20/48	50,000	45,478
4.50% 11/13/25	200,000	198,919
4.70% 2/1/43	150,000	140,104
5.60% 11/16/32	135,000	143,974
		33,146,709
Pipelines–0.84%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	39,155
4.45% 7/15/27	70,000	68,209
4.95% 12/15/24	50,000	49,699
5.95% 6/1/26	50,000	50,723
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	211,705
5.13% 6/30/27	500,000	500,380
Columbia Pipeline Group, Inc.
4.50% 6/1/25	250,000	246,797
5.80% 6/1/45	100,000	101,023
Enbridge, Inc.
1.60% 10/4/26	110,000	98,691
2.50% 2/14/25	80,000	76,619
3.40% 8/1/51	140,000	98,655
3.50% 6/10/24	100,000	97,878
3.70% 7/15/27	200,000	190,345
4.25% 12/1/26	100,000	98,231
4.50% 6/10/44	100,000	84,944
5.50% 12/1/46	100,000	96,799
5.97% 3/8/26	220,000	220,619
Energy Transfer LP
2.90% 5/15/25	95,000	90,534
3.75% 5/15/30	105,000	96,895
3.90% 5/15/24	200,000	195,792
3.90% 7/15/26	100,000	96,172
4.00% 10/1/27	245,000	233,486
4.05% 3/15/25	100,000	98,080
4.20% 4/15/27	150,000	143,720
4.40% 3/15/27	100,000	97,149
4.95% 6/15/28	75,000	74,480
5.00% 5/15/44	70,000	59,743
5.00% 5/15/50	315,000	268,861
5.15% 3/15/45	150,000	130,585
5.30% 4/1/44	200,000	176,946
5.30% 4/15/47	150,000	131,443
5.40% 10/1/47	245,000	217,787
5.80% 6/15/38	100,000	98,140
5.95% 12/1/25	100,000	101,582
5.95% 10/1/43	125,000	119,607

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
6.00% 6/15/48	100,000	$ 95,556
6.50% 2/1/42	150,000	155,567
7.50% 7/1/38	200,000	224,679
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	93,116
3.13% 7/31/29	150,000	137,417
3.20% 2/15/52	350,000	248,944
3.30% 2/15/53	85,000	61,490
3.70% 2/15/26	150,000	146,461
3.75% 2/15/25	340,000	333,427
3.95% 2/15/27	245,000	239,216
4.15% 10/16/28	100,000	97,194
4.20% 1/31/50	100,000	84,844
4.25% 2/15/48	90,000	76,689
4.45% 2/15/43	125,000	111,265
4.80% 2/1/49	100,000	91,727
4.85% 8/15/42	200,000	186,443
4.85% 3/15/44	125,000	116,037
4.90% 5/15/46	100,000	92,207
5.70% 2/15/42	150,000	153,594
5.95% 2/1/41	100,000	105,531
6.13% 10/15/39	50,000	54,266
7.55% 4/15/38	100,000	116,875
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	218,690
5.80% 3/15/35	150,000	152,653
6.50% 9/1/39	100,000	104,668
6.55% 9/15/40	200,000	205,703
7.75% 3/15/32	200,000	227,603
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	85,618
2.00% 2/15/31	140,000	113,012
3.25% 8/1/50	145,000	96,134
3.60% 2/15/51	280,000	198,321
4.30% 6/1/25	200,000	196,978
4.30% 3/1/28	200,000	196,524
5.20% 6/1/33	70,000	69,545
5.20% 3/1/48	150,000	134,244
5.55% 6/1/45	200,000	189,170
Magellan Midstream Partners LP
3.95% 3/1/50	155,000	117,084
4.20% 10/3/47	100,000	79,937
4.25% 9/15/46	180,000	143,183
5.00% 3/1/26	100,000	100,842
MPLX LP
1.75% 3/1/26	70,000	63,883
2.65% 8/15/30	390,000	330,728
4.00% 3/15/28	175,000	167,438
4.13% 3/1/27	165,000	159,943
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP (continued)
4.25% 12/1/27	50,000	$ 48,416
4.50% 4/15/38	290,000	257,781
4.70% 4/15/48	115,000	96,560
4.88% 12/1/24	500,000	496,917
4.90% 4/15/58	50,000	41,559
5.00% 3/1/33	145,000	141,893
5.20% 3/1/47	165,000	147,803
5.20% 12/1/47	90,000	79,900
ONEOK Partners LP
4.90% 3/15/25	100,000	99,349
6.13% 2/1/41	100,000	97,940
6.20% 9/15/43	178,000	173,836
6.65% 10/1/36	100,000	103,857
ONEOK, Inc.
2.20% 9/15/25	100,000	92,670
2.75% 9/1/24	150,000	145,103
3.10% 3/15/30	100,000	87,362
3.40% 9/1/29	150,000	133,672
4.00% 7/13/27	85,000	81,181
4.45% 9/1/49	60,000	46,589
4.50% 3/15/50	100,000	77,457
4.55% 7/15/28	150,000	145,106
4.95% 7/13/47	100,000	83,792
5.20% 7/15/48	75,000	64,817
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	74,587
4.50% 12/15/26	100,000	97,718
4.65% 10/15/25	200,000	197,809
4.70% 6/15/44	600,000	471,365
5.15% 6/1/42	200,000	168,461
6.65% 1/15/37	125,000	127,638
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	67,249
4.50% 5/15/30	255,000	245,979
5.63% 3/1/25	545,000	548,460
5.90% 9/15/37	250,000	255,722
Spectra Energy Partners LP
3.38% 10/15/26	145,000	137,367
4.50% 3/15/45	50,000	42,035
Targa Resources Corp.
6.13% 3/15/33	175,000	181,215
6.50% 2/15/53	250,000	255,869
TC PipeLines LP 4.38% 3/13/25	150,000	147,412
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	170,120
TransCanada PipeLines Ltd.
1.00% 10/12/24	120,000	112,529
2.50% 10/12/31	165,000	134,827
4.25% 5/15/28	150,000	145,541
4.63% 3/1/34	200,000	187,820

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. (continued)
4.75% 5/15/38	150,000	$ 139,078
4.88% 1/15/26	100,000	99,682
4.88% 5/15/48	150,000	135,157
5.10% 3/15/49	150,000	139,439
6.10% 6/1/40	100,000	103,186
6.20% 3/9/26	250,000	251,742
7.25% 8/15/38	100,000	114,013
7.63% 1/15/39	250,000	296,923
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	90,563
3.95% 5/15/50	200,000	159,003
4.00% 3/15/28	100,000	95,653
4.45% 8/1/42	100,000	87,594
4.60% 3/15/48	100,000	87,790
Valero Energy Partners LP 4.50% 3/15/28	100,000	98,676
Western Midstream Operating LP 6.15% 4/1/33	155,000	157,102
Williams Cos., Inc.
2.60% 3/15/31	135,000	113,535
3.50% 11/15/30	150,000	135,855
3.75% 6/15/27	250,000	239,871
4.55% 6/24/24	245,000	243,213
4.85% 3/1/48	70,000	61,805
5.40% 3/2/26	90,000	91,688
5.75% 6/24/44	95,000	92,903
		20,683,674
Private Equity–0.01%
Brookfield Asset Management, Inc. 4.00% 1/15/25	150,000	147,244
		147,244
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	295,250
		295,250
Real Estate Investment Trusts–1.01%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	96,177
2.75% 12/15/29	100,000	85,833
2.95% 3/15/34	40,000	31,993
3.00% 5/18/51	250,000	155,075
3.38% 8/15/31	60,000	53,202
3.45% 4/30/25	100,000	95,952
3.55% 3/15/52	70,000	48,747
3.95% 1/15/27	25,000	24,094
3.95% 1/15/28	100,000	94,665
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
4.00% 2/1/50	100,000	$ 75,834
4.50% 7/30/29	110,000	106,479
American Homes 4 Rent LP
2.38% 7/15/31	80,000	63,754
3.63% 4/15/32	140,000	121,227
American Tower Corp.
1.30% 9/15/25	25,000	22,888
1.50% 1/31/28	50,000	42,545
1.60% 4/15/26	100,000	90,435
1.88% 10/15/30	250,000	198,279
2.10% 6/15/30	25,000	20,426
2.70% 4/15/31	100,000	83,864
2.95% 1/15/25	100,000	96,271
2.95% 1/15/51	50,000	32,027
3.10% 6/15/50	300,000	196,918
3.13% 1/15/27	200,000	186,207
3.38% 10/15/26	200,000	189,493
3.60% 1/15/28	100,000	93,821
3.65% 3/15/27	160,000	151,973
3.80% 8/15/29	265,000	246,277
4.00% 6/1/25	100,000	97,624
5.50% 3/15/28	250,000	254,883
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	86,215
2.45% 1/15/31	105,000	88,471
2.90% 10/15/26	50,000	47,056
3.20% 1/15/28	85,000	79,205
3.30% 6/1/29	60,000	54,693
3.45% 6/1/25	100,000	96,676
3.50% 11/15/24	200,000	193,168
3.50% 11/15/25	50,000	48,170
3.90% 10/15/46	50,000	39,481
4.15% 7/1/47	50,000	41,250
Boston Properties LP
2.45% 10/1/33	100,000	67,281
2.55% 4/1/32	150,000	106,933
2.75% 10/1/26	300,000	259,027
3.20% 1/15/25	100,000	92,783
3.40% 6/21/29	150,000	122,859
3.65% 2/1/26	100,000	91,382
4.50% 12/1/28	70,000	61,320
Brandywine Operating Partnership LP
3.95% 11/15/27	50,000	38,287
7.55% 3/15/28	90,000	80,714
Brixmor Operating Partnership LP
3.85% 2/1/25	70,000	67,154
3.90% 3/15/27	100,000	92,935
4.05% 7/1/30	300,000	270,839
4.13% 6/15/26	50,000	47,371

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Camden Property Trust
3.15% 7/1/29	125,000	$ 111,087
3.35% 11/1/49	40,000	29,458
Corporate Office Properties LP
2.25% 3/15/26	90,000	79,448
2.75% 4/15/31	100,000	74,088
Crown Castle, Inc.
1.05% 7/15/26	200,000	176,234
2.10% 4/1/31	200,000	163,425
2.25% 1/15/31	40,000	33,151
2.90% 4/1/41	200,000	142,636
3.20% 9/1/24	105,000	101,995
3.25% 1/15/51	150,000	103,267
3.65% 9/1/27	140,000	132,805
3.80% 2/15/28	150,000	142,352
4.00% 3/1/27	40,000	38,750
4.45% 2/15/26	365,000	360,251
4.75% 5/15/47	25,000	21,844
5.00% 1/11/28	70,000	70,554
5.20% 2/15/49	100,000	93,361
CubeSmart LP
2.00% 2/15/31	160,000	125,606
3.00% 2/15/30	100,000	86,689
3.13% 9/1/26	50,000	47,337
4.38% 2/15/29	30,000	28,603
Digital Realty Trust LP
3.60% 7/1/29	65,000	58,358
3.70% 8/15/27	100,000	92,276
5.55% 1/15/28	175,000	174,322
Equinix, Inc.
1.00% 9/15/25	250,000	226,413
1.25% 7/15/25	55,000	50,408
1.55% 3/15/28	125,000	105,878
2.15% 7/15/30	55,000	44,971
2.63% 11/18/24	125,000	120,332
2.90% 11/18/26	90,000	83,695
2.95% 9/15/51	250,000	160,127
3.00% 7/15/50	45,000	29,364
3.20% 11/18/29	90,000	80,339
3.90% 4/15/32	200,000	181,816
ERP Operating LP
2.50% 2/15/30	100,000	85,857
2.85% 11/1/26	140,000	130,767
3.00% 7/1/29	100,000	88,989
3.38% 6/1/25	100,000	96,634
4.15% 12/1/28	100,000	96,383
4.50% 7/1/44	150,000	131,518
4.50% 6/1/45	50,000	43,192
Essex Portfolio LP
1.65% 1/15/31	250,000	193,387
1.70% 3/1/28	210,000	180,547
3.00% 1/15/30	100,000	87,017
3.38% 4/15/26	50,000	47,721
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Essex Portfolio LP (continued)
3.63% 5/1/27	200,000	$ 189,216
4.00% 3/1/29	100,000	94,151
Extra Space Storage LP
2.35% 3/15/32	180,000	141,443
3.90% 4/1/29	20,000	18,408
Federal Realty Investment Trust
1.25% 2/15/26	50,000	45,618
3.25% 7/15/27	100,000	92,450
4.50% 12/1/44	100,000	81,214
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	40,568
3.35% 9/1/24	85,000	80,883
4.00% 1/15/30	95,000	84,239
4.00% 1/15/31	50,000	42,891
5.25% 6/1/25	75,000	73,220
5.38% 4/15/26	145,000	140,715
5.75% 6/1/28	75,000	73,155
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	85,838
2.40% 3/15/30	100,000	79,858
3.10% 2/15/30	50,000	43,326
3.50% 8/1/26	95,000	88,371
3.75% 7/1/27	50,000	46,965
Healthpeak OP LLC
1.35% 2/1/27	200,000	175,740
2.13% 12/1/28	160,000	138,771
3.00% 1/15/30	150,000	131,526
Highwoods Realty LP
2.60% 2/1/31	65,000	43,706
3.88% 3/1/27	60,000	54,336
4.20% 4/15/29	100,000	82,583
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	109,251
3.38% 12/15/29	150,000	126,834
3.50% 9/15/30	70,000	59,124
Hudson Pacific Properties LP
3.95% 11/1/27	25,000	17,153
4.65% 4/1/29	100,000	70,176
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	83,815
2.70% 1/15/34	100,000	76,515
Kilroy Realty LP
2.50% 11/15/32	50,000	31,898
3.05% 2/15/30	100,000	73,410
3.45% 12/15/24	100,000	89,932
4.25% 8/15/29	150,000	126,581
Kimco Realty OP LLC
2.25% 12/1/31	70,000	54,839

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC (continued)
2.80% 10/1/26	100,000	$ 92,014
3.30% 2/1/25	120,000	115,371
3.80% 4/1/27	100,000	94,943
4.13% 12/1/46	100,000	75,800
4.45% 9/1/47	100,000	80,553
Kite Realty Group LP 4.00% 10/1/26	50,000	47,196
Kite Realty Group Trust 4.75% 9/15/30	250,000	225,912
Life Storage LP
2.20% 10/15/30	235,000	192,809
4.00% 6/15/29	100,000	91,787
LifeStorage LP 3.50% 7/1/26	100,000	94,862
Mid-America Apartments LP
1.70% 2/15/31	50,000	39,618
3.75% 6/15/24	100,000	98,244
3.95% 3/15/29	100,000	95,834
4.00% 11/15/25	50,000	48,696
4.20% 6/15/28	100,000	97,205
National Health Investors, Inc. 3.00% 2/1/31	25,000	18,871
National Retail Properties, Inc.
2.50% 4/15/30	150,000	125,324
3.00% 4/15/52	50,000	31,247
3.10% 4/15/50	150,000	95,397
3.50% 4/15/51	90,000	61,749
3.60% 12/15/26	100,000	94,645
4.00% 11/15/25	65,000	63,090
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	109,712
3.38% 2/1/31	50,000	39,492
3.63% 10/1/29	100,000	83,820
4.50% 4/1/27	200,000	186,576
4.95% 4/1/24	57,000	56,319
5.25% 1/15/26	100,000	98,225
Physicians Realty LP
2.63% 11/1/31	50,000	39,385
3.95% 1/15/28	100,000	93,724
4.30% 3/15/27	50,000	48,254
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	24,034
3.15% 8/15/30	200,000	148,422
Prologis LP
1.25% 10/15/30	115,000	90,421
1.63% 3/15/31	200,000	159,420
1.75% 7/1/30	100,000	81,171
2.13% 4/15/27	50,000	45,597
2.13% 10/15/50	85,000	48,231
2.25% 4/15/30	95,000	80,592
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Prologis LP (continued)
3.00% 4/15/50	50,000	$ 34,644
3.88% 9/15/28	65,000	62,844
4.38% 2/1/29	125,000	122,017
4.38% 9/15/48	50,000	44,080
4.75% 6/15/33	200,000	198,721
Public Storage
0.88% 2/15/26	125,000	112,350
1.50% 11/9/26	50,000	44,861
1.95% 11/9/28	85,000	74,631
2.25% 11/9/31	65,000	53,915
3.09% 9/15/27	60,000	56,440
3.39% 5/1/29	65,000	60,376
Realty Income Corp.
0.75% 3/15/26	195,000	172,786
1.80% 3/15/33	125,000	92,778
2.20% 6/15/28	65,000	57,317
2.85% 12/15/32	95,000	78,514
3.10% 12/15/29	100,000	89,704
3.25% 6/15/29	250,000	228,141
3.65% 1/15/28	100,000	94,089
3.88% 7/15/24	65,000	63,989
3.95% 8/15/27	80,000	77,078
4.65% 3/15/47	100,000	91,159
4.88% 6/1/26	95,000	94,493
5.05% 1/13/26	55,000	54,793
Regency Centers LP
3.60% 2/1/27	160,000	153,128
3.70% 6/15/30	105,000	94,702
4.13% 3/15/28	100,000	94,825
4.40% 2/1/47	165,000	134,675
Sabra Health Care LP 3.90% 10/15/29	100,000	82,686
Simon Property Group LP
1.38% 1/15/27	50,000	43,979
1.75% 2/1/28	250,000	215,046
2.00% 9/13/24	100,000	95,500
2.20% 2/1/31	250,000	200,905
2.25% 1/15/32	50,000	39,153
2.45% 9/13/29	150,000	128,658
2.65% 7/15/30	200,000	169,197
3.25% 11/30/26	100,000	94,614
3.25% 9/13/49	100,000	68,055
3.38% 10/1/24	100,000	97,645
3.38% 6/15/27	200,000	188,069
4.25% 11/30/46	100,000	81,239
5.50% 3/8/33	250,000	248,684
SITE Centers Corp.
4.25% 2/1/26	100,000	95,394
4.70% 6/1/27	100,000	94,410
Spirit Realty LP
2.10% 3/15/28	100,000	83,982
2.70% 2/15/32	125,000	97,806
3.20% 1/15/27	100,000	91,141

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Spirit Realty LP (continued)
3.40% 1/15/30	100,000	$ 85,915
4.00% 7/15/29	45,000	40,323
STORE Capital Corp.
2.70% 12/1/31	100,000	72,091
2.75% 11/18/30	50,000	36,841
4.50% 3/15/28	50,000	44,779
4.63% 3/15/29	100,000	88,692
Sun Communities Operating LP
2.30% 11/1/28	65,000	55,470
2.70% 7/15/31	40,000	32,352
5.70% 1/15/33	100,000	100,066
Tanger Properties LP
3.13% 9/1/26	50,000	45,390
3.88% 7/15/27	100,000	90,389
UDR, Inc.
1.90% 3/15/33	50,000	37,375
2.10% 8/1/32	25,000	19,266
2.10% 6/15/33	200,000	150,408
2.95% 9/1/26	50,000	47,046
3.20% 1/15/30	200,000	178,665
3.50% 1/15/28	100,000	93,470
Ventas Realty LP
3.00% 1/15/30	100,000	86,378
3.75% 5/1/24	150,000	146,973
3.85% 4/1/27	100,000	94,393
4.00% 3/1/28	100,000	93,895
4.13% 1/15/26	156,000	151,288
4.40% 1/15/29	150,000	142,086
4.88% 4/15/49	50,000	43,415
Vornado Realty LP 3.50% 1/15/25	100,000	90,389
Welltower OP LLC
2.70% 2/15/27	50,000	45,329
2.75% 1/15/31	105,000	87,232
2.80% 6/1/31	200,000	166,080
3.10% 1/15/30	55,000	47,945
4.25% 4/1/26	200,000	195,621
4.25% 4/15/28	50,000	47,817
4.95% 9/1/48	50,000	42,705
6.50% 3/15/41	250,000	260,662
Weyerhaeuser Co.
3.38% 3/9/33	60,000	52,728
4.00% 3/9/52	45,000	36,376
7.38% 3/15/32	250,000	287,264
WP Carey, Inc.
2.25% 4/1/33	50,000	38,085
2.40% 2/1/31	50,000	40,803
4.25% 10/1/26	100,000	97,502
4.60% 4/1/24	100,000	97,845
		24,851,328
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.73%
Advance Auto Parts, Inc.
1.75% 10/1/27	40,000	$ 34,545
3.50% 3/15/32	40,000	34,044
5.90% 3/9/26	60,000	61,227
AutoNation, Inc.
3.50% 11/15/24	100,000	96,773
3.80% 11/15/27	100,000	92,450
3.85% 3/1/32	100,000	85,162
4.50% 10/1/25	45,000	43,978
AutoZone, Inc.
1.65% 1/15/31	85,000	67,681
3.13% 4/18/24	100,000	97,961
3.13% 4/21/26	75,000	71,727
3.75% 6/1/27	150,000	145,107
3.75% 4/18/29	100,000	93,781
Best Buy Co., Inc. 1.95% 10/1/30	250,000	203,348
Costco Wholesale Corp.
1.38% 6/20/27	500,000	448,343
3.00% 5/18/27	250,000	240,928
Darden Restaurants, Inc. 4.55% 2/15/48	35,000	29,894
Dollar General Corp.
3.88% 4/15/27	100,000	97,527
4.13% 5/1/28	70,000	68,130
4.15% 11/1/25	75,000	73,628
4.25% 9/20/24	45,000	44,461
4.63% 11/1/27	100,000	99,863
5.00% 11/1/32	60,000	60,249
5.50% 11/1/52	100,000	101,712
Dollar Tree, Inc.
2.65% 12/1/31	200,000	167,556
3.38% 12/1/51	100,000	70,544
4.20% 5/15/28	165,000	160,688
Genuine Parts Co.
1.88% 11/1/30	55,000	43,786
2.75% 2/1/32	65,000	53,985
Home Depot, Inc.
0.90% 3/15/28	80,000	68,344
1.50% 9/15/28	150,000	130,778
1.88% 9/15/31	65,000	53,777
2.13% 9/15/26	155,000	145,310
2.38% 3/15/51	250,000	157,334
2.70% 4/15/25	40,000	38,677
2.70% 4/15/30	200,000	180,561
2.75% 9/15/51	150,000	103,360
2.80% 9/14/27	200,000	189,345
2.88% 4/15/27	50,000	47,665
3.00% 4/1/26	125,000	121,178
3.13% 12/15/49	250,000	184,751
3.25% 4/15/32	65,000	59,319
3.35% 9/15/25	265,000	259,196
3.50% 9/15/56	135,000	105,269
3.63% 4/15/52	95,000	76,454

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
3.90% 12/6/28	60,000	$ 59,097
3.90% 6/15/47	150,000	128,846
4.20% 4/1/43	150,000	135,844
4.25% 4/1/46	100,000	91,115
4.50% 9/15/32	145,000	146,044
4.50% 12/6/48	200,000	188,298
4.88% 2/15/44	96,000	95,098
5.40% 9/15/40	100,000	104,991
5.88% 12/16/36	350,000	390,235
5.95% 4/1/41	100,000	111,337
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	55,848
1.70% 9/15/28	50,000	43,258
1.70% 10/15/30	65,000	52,555
2.63% 4/1/31	250,000	213,675
2.80% 9/15/41	100,000	70,879
3.00% 10/15/50	850,000	564,121
3.10% 5/3/27	250,000	237,565
3.38% 9/15/25	120,000	116,288
3.50% 4/1/51	125,000	89,392
3.65% 4/5/29	170,000	160,951
3.70% 4/15/46	200,000	152,828
4.05% 5/3/47	147,000	118,639
4.50% 4/15/30	400,000	395,288
5.00% 4/15/33	165,000	165,047
5.63% 4/15/53	200,000	200,653
McDonald's Corp.
1.45% 9/1/25	55,000	51,211
2.13% 3/1/30	65,000	56,216
3.25% 6/10/24	300,000	295,262
3.38% 5/26/25	150,000	146,578
3.50% 3/1/27	150,000	145,365
3.63% 5/1/43	100,000	81,838
3.63% 9/1/49	50,000	40,022
3.80% 4/1/28	200,000	196,242
4.45% 3/1/47	225,000	206,033
4.45% 9/1/48	40,000	37,128
4.60% 9/9/32	105,000	106,249
4.60% 5/26/45	94,000	87,271
4.70% 12/9/35	270,000	269,543
4.88% 12/9/45	275,000	266,398
6.30% 3/1/38	50,000	56,920
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	180,949
3.55% 3/15/26	150,000	146,043
3.60% 9/1/27	100,000	96,535
3.90% 6/1/29	100,000	95,326
4.35% 6/1/28	100,000	99,070
Ross Stores, Inc.
0.88% 4/15/26	100,000	88,974
1.88% 4/15/31	100,000	80,678
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp.
2.45% 6/15/26	100,000	$ 93,861
2.55% 11/15/30	200,000	174,062
3.50% 3/1/28	150,000	143,261
3.50% 11/15/50	200,000	155,066
3.55% 8/15/29	200,000	190,441
3.75% 12/1/47	70,000	56,119
3.80% 8/15/25	150,000	147,598
4.00% 11/15/28	150,000	145,948
4.30% 6/15/45	105,000	93,182
4.45% 8/15/49	200,000	180,285
4.50% 11/15/48	80,000	72,380
4.80% 2/15/33	180,000	181,679
Target Corp.
1.95% 1/15/27	400,000	369,756
2.35% 2/15/30	60,000	52,786
2.50% 4/15/26	100,000	95,997
2.95% 1/15/52	310,000	224,097
3.38% 4/15/29	200,000	191,480
4.40% 1/15/33	65,000	64,623
4.50% 9/15/32	250,000	250,508
TJX Cos., Inc.
1.15% 5/15/28	50,000	43,406
1.60% 5/15/31	50,000	40,720
2.25% 9/15/26	250,000	234,806
Walgreens Boots Alliance, Inc.
3.45% 6/1/26	45,000	42,969
3.80% 11/18/24	700,000	685,830
Walmart, Inc.
1.05% 9/17/26	135,000	121,698
1.80% 9/22/31	55,000	46,515
2.38% 9/24/29	6,000	5,375
2.50% 9/22/41	110,000	83,176
2.65% 9/22/51	80,000	57,981
2.85% 7/8/24	115,000	112,436
3.05% 7/8/26	85,000	82,325
3.25% 7/8/29	780,000	743,607
3.55% 6/26/25	250,000	245,512
3.95% 9/9/27	295,000	294,639
4.15% 9/9/32	315,000	317,437
4.50% 9/9/52	250,000	249,623
		18,019,323
Semiconductors–0.58%
Analog Devices, Inc.
1.70% 10/1/28	45,000	39,133
2.10% 10/1/31	60,000	50,522
2.80% 10/1/41	50,000	38,170
2.95% 10/1/51	55,000	40,298
3.50% 12/5/26	150,000	145,609
Applied Materials, Inc.
1.75% 6/1/30	30,000	25,199
3.30% 4/1/27	80,000	77,233

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Applied Materials, Inc. (continued)
3.90% 10/1/25	70,000	$ 69,072
4.35% 4/1/47	70,000	65,802
5.10% 10/1/35	70,000	73,207
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50% 1/15/28	400,000	375,267
3.88% 1/15/27	250,000	241,676
Broadcom, Inc.
1.95% 2/15/28	165,000	143,536
2.45% 2/15/31	400,000	327,488
2.60% 2/15/33	400,000	313,672
3.15% 11/15/25	660,000	631,480
3.42% 4/15/33	345,000	288,665
3.50% 2/15/41	135,000	101,830
3.75% 2/15/51	80,000	58,916
4.11% 9/15/28	633,000	604,855
4.15% 11/15/30	200,000	185,482
4.15% 4/15/32	100,000	91,118
4.30% 11/15/32	115,000	105,954
Intel Corp.
2.60% 5/19/26	150,000	142,471
2.88% 5/11/24	400,000	393,391
3.25% 11/15/49	165,000	117,390
3.40% 3/25/25	400,000	392,942
3.70% 7/29/25	365,000	359,833
3.73% 12/8/47	200,000	158,722
3.75% 8/5/27	500,000	488,535
3.90% 3/25/30	500,000	476,650
4.00% 12/15/32	250,000	238,766
4.10% 5/19/46	150,000	127,196
4.75% 3/25/50	200,000	183,511
4.88% 2/10/28	190,000	193,055
4.95% 3/25/60	300,000	278,442
5.20% 2/10/33	165,000	168,051
5.63% 2/10/43	100,000	102,484
5.70% 2/10/53	70,000	71,442
KLA Corp.
3.30% 3/1/50	75,000	57,330
4.65% 11/1/24	300,000	299,281
Lam Research Corp.
1.90% 6/15/30	50,000	42,132
2.88% 6/15/50	35,000	24,700
3.13% 6/15/60	240,000	165,307
3.75% 3/15/26	100,000	98,325
4.00% 3/15/29	85,000	83,269
4.88% 3/15/49	50,000	49,519
Marvell Technology, Inc.
1.65% 4/15/26	65,000	58,926
2.45% 4/15/28	65,000	56,927
2.95% 4/15/31	60,000	50,103
4.88% 6/22/28	100,000	98,201
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology, Inc.
2.70% 4/15/32	90,000	$ 72,055
3.37% 11/1/41	65,000	46,075
3.48% 11/1/51	95,000	61,922
4.19% 2/15/27	75,000	72,575
4.98% 2/6/26	100,000	99,767
5.33% 2/6/29	100,000	100,599
6.75% 11/1/29	100,000	106,232
NVIDIA Corp.
3.20% 9/16/26	200,000	194,464
3.50% 4/1/50	600,000	491,196
NXP BV/NXP Funding LLC 5.35% 3/1/26	100,000	100,272
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	163,988
2.70% 5/1/25	40,000	37,964
3.13% 2/15/42	155,000	109,922
3.15% 5/1/27	65,000	60,211
3.25% 11/30/51	110,000	73,496
3.40% 5/1/30	85,000	76,431
4.40% 6/1/27	40,000	39,517
5.00% 1/15/33	50,000	49,024
5.55% 12/1/28	65,000	66,296
Qorvo, Inc. 1.75% 12/15/24	60,000	55,699
QUALCOMM, Inc.
2.15% 5/20/30	200,000	175,223
2.90% 5/20/24	200,000	196,226
3.25% 5/20/27	200,000	193,494
3.25% 5/20/50	90,000	69,349
3.45% 5/20/25	300,000	294,464
4.25% 5/20/32	20,000	20,007
4.50% 5/20/52	45,000	41,939
4.65% 5/20/35	200,000	201,859
4.80% 5/20/45	200,000	199,219
5.40% 5/20/33	200,000	214,700
Texas Instruments, Inc.
2.25% 9/4/29	65,000	58,079
2.63% 5/15/24	48,000	46,897
3.88% 3/15/39	55,000	50,160
4.15% 5/15/48	300,000	278,985
4.60% 2/15/28	180,000	183,730
TSMC Arizona Corp.
3.88% 4/22/27	200,000	196,410
4.25% 4/22/32	200,000	198,306
4.50% 4/22/52	200,000	193,113
Xilinx, Inc.
2.38% 6/1/30	100,000	87,278
2.95% 6/1/24	100,000	97,675
		14,145,903
Software–0.66%
Activision Blizzard, Inc.
3.40% 9/15/26	100,000	96,828

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Activision Blizzard, Inc. (continued)
3.40% 6/15/27	45,000	$ 42,942
4.50% 6/15/47	60,000	56,545
Adobe, Inc.
1.90% 2/1/25	65,000	62,188
2.15% 2/1/27	65,000	60,381
2.30% 2/1/30	390,000	346,374
3.25% 2/1/25	95,000	93,099
Autodesk, Inc.
2.85% 1/15/30	55,000	48,574
3.50% 6/15/27	100,000	95,677
4.38% 6/15/25	100,000	98,932
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	131,255
Cadence Design Systems, Inc. 4.38% 10/15/24	75,000	74,116
Electronic Arts, Inc.
1.85% 2/15/31	120,000	98,983
2.95% 2/15/51	85,000	58,506
4.80% 3/1/26	100,000	100,709
Fidelity National Information Services, Inc.
1.15% 3/1/26	80,000	71,178
1.65% 3/1/28	55,000	47,027
2.25% 3/1/31	150,000	119,938
3.10% 3/1/41	25,000	17,473
5.10% 7/15/32	500,000	486,809
Fiserv, Inc.
2.25% 6/1/27	500,000	452,521
2.65% 6/1/30	200,000	172,654
2.75% 7/1/24	300,000	291,082
3.20% 7/1/26	65,000	61,695
3.50% 7/1/29	180,000	167,073
3.85% 6/1/25	150,000	146,897
4.40% 7/1/49	140,000	119,613
5.45% 3/2/28	180,000	183,845
Intuit, Inc. 0.95% 7/15/25	65,000	60,037
Microsoft Corp.
2.40% 8/8/26	250,000	237,929
2.53% 6/1/50	574,000	406,152
2.68% 6/1/60	382,000	263,700
2.92% 3/17/52	1,280,000	973,020
3.04% 3/17/62	166,000	124,405
3.13% 11/3/25	200,000	195,052
3.30% 2/6/27	500,000	490,507
3.45% 8/8/36	596,000	551,368
Oracle Corp.
1.65% 3/25/26	225,000	206,705
2.30% 3/25/28	250,000	223,731
2.50% 4/1/25	400,000	383,009
2.88% 3/25/31	240,000	205,368
2.95% 11/15/24	150,000	145,683
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
2.95% 4/1/30	500,000	$ 441,477
3.25% 11/15/27	200,000	187,996
3.60% 4/1/40	1,000,000	776,141
3.60% 4/1/50	300,000	212,788
3.65% 3/25/41	400,000	308,605
3.80% 11/15/37	90,000	74,721
3.85% 7/15/36	150,000	128,197
3.85% 4/1/60	700,000	488,344
3.90% 5/15/35	355,000	310,064
3.95% 3/25/51	405,000	304,753
4.00% 7/15/46	150,000	114,443
4.00% 11/15/47	140,000	106,786
4.10% 3/25/61	240,000	176,527
4.30% 7/8/34	200,000	183,392
4.50% 5/6/28	90,000	88,917
4.50% 7/8/44	500,000	417,681
4.90% 2/6/33	85,000	83,255
5.38% 7/15/40	400,000	382,957
5.55% 2/6/53	115,000	109,485
5.80% 11/10/25	70,000	71,748
6.13% 7/8/39	150,000	156,070
6.25% 11/9/32	250,000	268,888
6.50% 4/15/38	200,000	216,729
6.90% 11/9/52	70,000	78,461
Roper Technologies, Inc.
1.00% 9/15/25	210,000	191,997
2.00% 6/30/30	115,000	94,727
3.80% 12/15/26	55,000	53,277
3.85% 12/15/25	100,000	97,702
4.20% 9/15/28	95,000	93,399
Salesforce, Inc.
0.63% 7/15/24	110,000	104,477
1.50% 7/15/28	135,000	119,025
1.95% 7/15/31	200,000	167,481
2.70% 7/15/41	120,000	90,147
2.90% 7/15/51	200,000	141,865
3.05% 7/15/61	100,000	68,623
3.70% 4/11/28	100,000	98,247
ServiceNow, Inc. 1.40% 9/1/30	125,000	100,699
VMware, Inc.
1.00% 8/15/24	125,000	117,969
1.40% 8/15/26	80,000	70,760
1.80% 8/15/28	110,000	92,890
2.20% 8/15/31	135,000	106,881
3.90% 8/21/27	85,000	81,370
4.50% 5/15/25	300,000	296,226
		16,145,767
Telecommunications–1.09%
America Movil SAB de CV
2.88% 5/7/30	200,000	176,467
4.38% 7/16/42	200,000	179,261
6.13% 11/15/37	150,000	163,198

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
America Movil SAB de CV (continued)
6.13% 3/30/40	250,000	$ 268,900
6.38% 3/1/35	25,000	27,497
AT&T, Inc.
1.65% 2/1/28	45,000	39,535
1.70% 3/25/26	200,000	184,000
2.25% 2/1/32	210,000	171,682
2.30% 6/1/27	200,000	183,282
2.55% 12/1/33	400,000	321,740
2.75% 6/1/31	350,000	301,639
3.10% 2/1/43	250,000	185,699
3.50% 6/1/41	900,000	710,271
3.50% 9/15/53	460,000	333,982
3.55% 9/15/55	700,000	502,466
3.65% 6/1/51	400,000	302,974
3.65% 9/15/59	555,000	396,600
3.80% 2/15/27	105,000	101,722
3.80% 12/1/57	812,000	602,837
3.85% 6/1/60	185,000	138,564
4.25% 3/1/27	500,000	496,007
4.30% 2/15/30	286,000	277,912
4.35% 3/1/29	370,000	362,248
4.35% 6/15/45	532,000	455,857
4.50% 5/15/35	220,000	206,087
4.85% 3/1/39	120,000	112,659
5.25% 3/1/37	150,000	150,010
5.35% 9/1/40	338,000	335,214
5.54% 2/20/26	100,000	100,311
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	190,901
4.30% 7/29/49	55,000	47,133
4.46% 4/1/48	100,000	87,954
British Telecommunications PLC 9.63% 12/15/30	350,000	436,374
Cisco Systems, Inc.
2.50% 9/20/26	300,000	283,226
2.95% 2/28/26	150,000	145,092
3.50% 6/15/25	45,000	44,128
5.50% 1/15/40	200,000	218,193
5.90% 2/15/39	300,000	338,416
Corning, Inc.
3.90% 11/15/49	100,000	77,444
4.75% 3/15/42	250,000	235,620
5.45% 11/15/79	40,000	36,834
5.75% 8/15/40	25,000	26,290
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	562,207
Juniper Networks, Inc.
1.20% 12/10/25	105,000	94,976
2.00% 12/10/30	160,000	127,072
5.95% 3/15/41	100,000	101,084
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	$ 69,080
2.75% 5/24/31	100,000	82,580
4.00% 9/1/24	25,000	24,556
4.60% 2/23/28	100,000	98,681
4.60% 5/23/29	100,000	97,277
Orange SA
5.38% 1/13/42	100,000	102,708
9.00% 3/1/31	400,000	502,200
Rogers Communications, Inc.
2.90% 11/15/26	200,000	187,557
3.63% 12/15/25	65,000	62,585
3.70% 11/15/49	100,000	73,330
4.30% 2/15/48	40,000	31,982
4.35% 5/1/49	155,000	125,584
4.50% 3/15/43	100,000	84,388
5.00% 3/15/44	100,000	90,186
7.50% 8/15/38	25,000	28,860
Telefonica Emisiones SA
4.67% 3/6/38	150,000	131,319
4.90% 3/6/48	200,000	166,432
5.21% 3/8/47	300,000	262,468
5.52% 3/1/49	200,000	180,887
7.05% 6/20/36	175,000	193,281
Telefonica Europe BV 8.25% 9/15/30	200,000	234,415
TELUS Corp.
2.80% 2/16/27	100,000	93,545
3.70% 9/15/27	100,000	96,594
4.60% 11/16/48	100,000	88,914
T-Mobile USA, Inc.
1.50% 2/15/26	1,200,000	1,096,209
2.05% 2/15/28	255,000	226,260
2.25% 11/15/31	150,000	122,818
2.40% 3/15/29	55,000	47,917
2.55% 2/15/31	230,000	194,946
2.70% 3/15/32	110,000	92,659
3.00% 2/15/41	155,000	114,903
3.30% 2/15/51	275,000	195,540
3.40% 10/15/52	300,000	215,960
3.60% 11/15/60	265,000	188,884
3.88% 4/15/30	1,000,000	938,314
4.50% 4/15/50	800,000	696,714
4.95% 3/15/28	75,000	75,717
5.05% 7/15/33	200,000	200,990
5.20% 1/15/33	130,000	132,590
5.65% 1/15/53	65,000	66,574
5.80% 9/15/62	95,000	98,429
Verizon Communications, Inc.
0.85% 11/20/25	250,000	227,574
1.45% 3/20/26	160,000	147,204
1.50% 9/18/30	300,000	242,904
1.68% 10/30/30	206,000	166,277
1.75% 1/20/31	250,000	201,648

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
2.10% 3/22/28	240,000	$ 213,797
2.55% 3/21/31	415,000	353,535
2.63% 8/15/26	230,000	217,423
2.65% 11/20/40	250,000	178,501
2.85% 9/3/41	95,000	69,563
2.88% 11/20/50	250,000	166,284
2.99% 10/30/56	431,000	280,289
3.00% 11/20/60	720,000	461,682
3.40% 3/22/41	195,000	155,035
3.55% 3/22/51	145,000	110,629
3.70% 3/22/61	120,000	89,477
3.88% 2/8/29	250,000	241,545
3.88% 3/1/52	250,000	202,123
4.00% 3/22/50	500,000	416,003
4.13% 3/16/27	200,000	198,228
4.13% 8/15/46	35,000	29,891
4.27% 1/15/36	904,000	838,575
4.33% 9/21/28	1,087,000	1,074,556
4.40% 11/1/34	600,000	570,278
4.50% 8/10/33	370,000	357,514
Vodafone Group PLC
4.13% 5/30/25	75,000	74,166
4.25% 9/17/50	85,000	69,489
4.38% 2/19/43	150,000	127,343
4.88% 6/19/49	200,000	180,668
6.15% 2/27/37	400,000	427,895
7.88% 2/15/30	100,000	116,743
		26,863,237
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	56,549
3.90% 11/19/29	200,000	182,079
5.10% 5/15/44	65,000	56,751
6.35% 3/15/40	65,000	65,662
		361,041
Transportation–0.51%
Burlington Northern Santa Fe LLC
3.00% 4/1/25	250,000	242,861
3.25% 6/15/27	100,000	96,475
3.30% 9/15/51	200,000	152,592
3.65% 9/1/25	100,000	97,886
3.90% 8/1/46	105,000	88,939
4.13% 6/15/47	100,000	88,487
4.15% 4/1/45	114,000	101,653
4.15% 12/15/48	40,000	34,952
4.40% 3/15/42	100,000	92,918
4.45% 3/15/43	100,000	92,639
4.70% 9/1/45	100,000	95,143
4.95% 9/15/41	100,000	98,977
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
5.05% 3/1/41	100,000	$ 100,641
5.15% 9/1/43	150,000	152,523
5.75% 5/1/40	200,000	214,932
6.15% 5/1/37	100,000	113,172
Canadian National Railway Co.
2.45% 5/1/50	65,000	42,340
2.75% 3/1/26	50,000	47,920
2.95% 11/21/24	100,000	97,345
3.20% 8/2/46	100,000	76,140
3.65% 2/3/48	100,000	82,578
6.20% 6/1/36	100,000	112,489
6.25% 8/1/34	100,000	112,723
Canadian Pacific Railway Co.
1.35% 12/2/24	115,000	108,351
1.75% 12/2/26	60,000	54,386
2.05% 3/5/30	35,000	29,737
2.45% 12/2/31	65,000	56,271
2.90% 2/1/25	150,000	144,471
3.00% 12/2/41	60,000	47,926
3.10% 12/2/51	75,000	53,632
4.80% 9/15/35	65,000	64,799
4.80% 8/1/45	100,000	96,818
6.13% 9/15/15	65,000	69,704
7.13% 10/15/31	150,000	171,182
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	96,201
CSX Corp.
2.40% 2/15/30	50,000	43,643
3.25% 6/1/27	100,000	95,456
3.35% 9/15/49	65,000	48,948
3.80% 3/1/28	100,000	97,284
3.80% 11/1/46	150,000	122,783
3.95% 5/1/50	90,000	74,910
4.10% 3/15/44	100,000	86,880
4.25% 3/15/29	150,000	148,137
4.25% 11/1/66	100,000	82,559
4.30% 3/1/48	100,000	88,542
4.40% 3/1/43	200,000	179,871
4.65% 3/1/68	100,000	89,077
5.50% 4/15/41	200,000	205,691
6.15% 5/1/37	120,000	132,530
6.22% 4/30/40	100,000	110,992
FedEx Corp.
3.25% 4/1/26	150,000	145,507
3.40% 2/15/28	100,000	94,642
3.88% 8/1/42	100,000	81,266
4.05% 2/15/48	100,000	81,168
4.10% 4/15/43	100,000	83,480
4.10% 2/1/45	200,000	165,477
4.40% 1/15/47	100,000	85,824
4.55% 4/1/46	150,000	132,003

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
FedEx Corp. (continued)
4.75% 11/15/45	350,000	$ 316,137
4.90% 1/15/34	60,000	59,934
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	606,423	510,317
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	97,910
Kansas City Southern
2.88% 11/15/29	65,000	58,270
4.20% 11/15/69	70,000	56,127
4.30% 5/15/43	100,000	86,832
4.70% 5/1/48	100,000	91,572
4.95% 8/15/45	100,000	93,394
Kirby Corp. 4.20% 3/1/28	100,000	94,068
Norfolk Southern Corp.
2.90% 8/25/51	250,000	166,135
3.05% 5/15/50	100,000	69,211
3.15% 6/1/27	50,000	47,049
3.16% 5/15/55	41,000	28,010
3.65% 8/1/25	50,000	48,601
3.80% 8/1/28	60,000	57,732
3.94% 11/1/47	80,000	65,532
4.05% 8/15/52	132,000	108,803
4.15% 2/28/48	125,000	105,916
4.45% 6/15/45	100,000	87,846
4.65% 1/15/46	100,000	89,585
4.84% 10/1/41	111,000	103,905
Ryder System, Inc.
1.75% 9/1/26	65,000	58,310
2.85% 3/1/27	70,000	64,360
2.90% 12/1/26	90,000	83,197
4.30% 6/15/27	50,000	48,601
Union Pacific Corp.
2.15% 2/5/27	50,000	46,294
2.38% 5/20/31	45,000	38,843
2.40% 2/5/30	85,000	74,761
2.75% 3/1/26	250,000	238,574
2.80% 2/14/32	140,000	122,928
2.89% 4/6/36	115,000	94,924
2.95% 3/10/52	70,000	49,780
2.97% 9/16/62	75,000	49,595
3.25% 8/15/25	50,000	48,567
3.25% 2/5/50	150,000	114,000
3.35% 8/15/46	150,000	115,405
3.38% 2/1/35	200,000	175,728
3.38% 2/14/42	80,000	65,880
3.50% 2/14/53	155,000	122,591
3.55% 8/15/39	70,000	59,391
3.60% 9/15/37	40,000	35,171
3.75% 7/15/25	100,000	98,582
3.75% 2/5/70	40,000	30,661
3.80% 4/6/71	80,000	61,925
3.84% 3/20/60	240,000	194,302
3.85% 2/14/72	125,000	98,355
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.88% 2/1/55	94,000	$ 77,291
3.95% 8/15/59	70,000	57,171
4.00% 4/15/47	100,000	86,595
4.10% 9/15/67	65,000	53,925
4.50% 1/20/33	250,000	250,586
United Parcel Service, Inc.
2.20% 9/1/24	45,000	43,483
2.40% 11/15/26	150,000	140,954
2.50% 9/1/29	45,000	40,317
3.40% 3/15/29	65,000	62,031
3.40% 11/15/46	150,000	119,782
3.40% 9/1/49	65,000	52,356
3.63% 10/1/42	75,000	64,010
3.75% 11/15/47	150,000	128,069
4.25% 3/15/49	100,000	92,096
4.88% 3/3/33	145,000	148,807
4.88% 11/15/40	55,000	54,953
5.30% 4/1/50	150,000	160,655
6.20% 1/15/38	255,000	290,542
		12,463,707
Trucking & Leasing–0.02%
GATX Corp.
1.90% 6/1/31	250,000	194,585
3.25% 9/15/26	50,000	47,141
3.85% 3/30/27	50,000	47,659
4.00% 6/30/30	65,000	59,808
4.55% 11/7/28	100,000	97,915
4.70% 4/1/29	50,000	48,718
5.20% 3/15/44	50,000	45,827
		541,653
Water–0.04%
American Water Capital Corp.
2.30% 6/1/31	150,000	126,631
2.95% 9/1/27	180,000	169,445
3.25% 6/1/51	150,000	109,499
3.75% 9/1/28	150,000	143,537
3.75% 9/1/47	250,000	201,324
4.00% 12/1/46	50,000	41,211
4.20% 9/1/48	100,000	85,923
4.30% 12/1/42	100,000	87,758
		965,328
Total Corporate Bonds (Cost $684,902,604)		618,615,480
MUNICIPAL BONDS–0.63%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	57,019
Series B 7.83% 2/15/41	55,000	70,820
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	242,495

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Bay Area Toll Authority (continued)
Series S1 6.92% 4/1/40	100,000	$ 119,061
Series S1 7.04% 4/1/50	100,000	129,623
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	81,753
Series B 2.44% 8/15/49	50,000	33,599
Series C 4.79% 8/15/46	90,000	92,492
California State University Series B 3.90% 11/1/47	50,000	43,120
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue 5.49% 11/1/39	50,000	54,772
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	94,067
Series C 4.57% 1/1/54	100,000	93,740
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	95,000	109,712
Series B 6.90% 12/1/40	40,000	46,195
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	40,715
City of Chicago IL Series B 7.75% 1/1/42	83,000	86,996
City of Houston 3.96% 3/1/47	100,000	88,788
City of New York NY
Series A2 5.21% 10/1/31	100,000	103,407
Series C1 5.52% 10/1/37	85,000	91,419
Series F1 6.27% 12/1/37	100,000	113,812
City of Riverside CA Series A 3.86% 6/1/45	20,000	17,239
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	237,532
Series C 5.99% 2/1/39	50,000	55,364
City of San Francisco CA Public Utilities Commission Water Revenue Series A 3.30% 11/1/39	25,000	21,034
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	101,750
Series C 2.51% 7/1/41	30,000	22,773
Series E 5.46% 12/1/39	100,000	107,503
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	92,949
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	227,169
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	55,444
Series C 2.92% 11/1/50	40,000	29,084
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Dallas Fort Worth International Airport (continued)
Series C 3.09% 11/1/40	60,000	$ 47,766
Dallas Independent School District Series C 6.45% 2/15/35	100,000	101,241
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	112,420
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	93,582
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	120,484
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	24,564
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	98,334
Los Angeles Community College District
1.61% 8/1/28	50,000	44,202
1.81% 8/1/30	50,000	42,425
2.11% 8/1/32	50,000	41,467
6.75% 8/1/49	100,000	128,705
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	128,687
Los Angeles Unified School District Series RY 6.76% 7/1/34	315,000	364,624
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	37,756
Series C 2.95% 5/15/43	250,000	197,479
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Series B 4.05% 7/1/26	10,000	9,814
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	58,223
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	100,213
6.67% 11/15/39	130,000	140,004
Series E 6.81% 11/15/40	500,000	544,288
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	164,941

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Municipal Electric Authority of Georgia
6.66% 4/1/57	118,000	$ 130,524
Series A 6.64% 4/1/57	143,000	156,728
Series B 7.06% 4/1/57	96,000	99,430
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	245,595
New Jersey Transportation Trust Fund Authority
Series B 4.13% 6/15/42	80,000	70,620
Series B 6.56% 12/15/40	100,000	116,009
Series C 5.75% 12/15/28	100,000	102,615
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	431,543
Series F 7.41% 1/1/40	90,000	114,147
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	207,866
Series B 5.57% 11/1/38	65,000	69,263
New York City Water & Sewer System
5.95% 6/15/42	100,000	114,526
Series AA-2 5.75% 6/15/41	100,000	112,137
Series EE 6.01% 6/15/42	35,000	40,309
Series GG 5.72% 6/15/42	65,000	72,694
New York State Dormitory Authority
Series B 3.14% 7/1/43	100,000	82,286
Series D 5.60% 3/15/40	100,000	106,100
New York State Urban Development Corp.
5.77% 3/15/39	50,000	52,361
Series B 3.90% 3/15/33	100,000	94,769
Ohio State University
Series A 3.80% 12/1/46	100,000	85,530
Series C 4.91% 6/1/40	100,000	102,118
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	258,775
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	164,513
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	32,536
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	270,097
Series 168th 4.93% 10/1/51	350,000	355,301
Series 174th 4.46% 10/1/62	250,000	233,529
Series 181th 4.96% 8/1/46	155,000	157,296
Series 192th 4.81% 10/15/65	250,000	248,345
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	$ 117,312
Series Q 4.13% 5/15/32	125,000	120,053
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	165,668
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	81,963
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	61,324
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	112,974
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	115,909
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	92,981
Series A 1.71% 7/1/27	100,000	89,157
Series A 2.15% 7/1/30	100,000	84,803
State of California
3.38% 4/1/25	75,000	73,581
3.50% 4/1/28	100,000	96,257
4.50% 4/1/33	100,000	99,549
4.60% 4/1/38	60,000	58,492
7.50% 4/1/34	325,000	406,133
7.55% 4/1/39	600,000	776,758
7.60% 11/1/40	80,000	105,316
7.63% 3/1/40	85,000	109,884
State of Connecticut
Series A 5.85% 3/15/32	100,000	107,694
Series D 5.09% 10/1/30	200,000	204,362
State of Illinois 5.10% 6/1/33	800,000	798,052
State of Mississippi Series F 5.25% 11/1/34	100,000	104,667
State of Oregon Department of Transportation Series A 5.83% 11/15/34	75,000	83,185
State of Texas 5.52% 4/1/39	100,000	109,861
State of Utah Series D 4.55% 7/1/24	20,000	19,941
State Public School Building Authority Series A 5.00% 9/15/27	100,000	101,058
Texas Transportation Commission
2.47% 10/1/44	150,000	106,003
2.56% 4/1/42	40,000	30,581
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	206,862
University of California
Series AD 4.86% 5/15/12	250,000	232,779

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of California (continued)
Series AQ 4.77% 5/15/15	250,000	$ 227,136
Series AX 3.06% 7/1/25	100,000	97,491
Series BG 1.61% 5/15/30	60,000	49,880
University of Michigan
Series B 2.44% 4/1/40	50,000	38,198
Series B 2.56% 4/1/50	50,000	35,043
Series B 3.50% 4/1/52	200,000	167,686
Series C 3.60% 4/1/47	60,000	53,263
University of Virginia
2.26% 9/1/50	60,000	38,292
Series C 4.18% 9/1/17	50,000	42,109
Westchester County Local Development Corp. 3.85% 11/1/50	180,000	131,598
Total Municipal Bonds (Cost $15,422,593)		15,444,082
NON-AGENCY ASSET-BACKED SECURITIES–0.38%
American Express Credit Account Master Trust
Series 2021-1 A 0.90% 11/15/26	368,000	345,885
Series 2022-2 A 3.39% 5/15/27	1,000,000	976,570
Americredit Automobile Receivables Trust Series 2022-1 A3 2.45% 11/18/26	400,000	386,808
BA Credit Card Trust Series 2021-A1 A1 0.44% 9/15/26	318,000	303,482
BMW Vehicle Lease Trust Series 2023-1 A4 5.07% 6/25/26	98,000	98,334
Capital One Multi-Asset Execution Trust
Series 2021-A2 A2 1.39% 7/15/30	600,000	515,047
Series 2022-A2 A 3.49% 5/15/27	500,000	488,243
Capital One Prime Auto Receivables Trust Series 2023-1 A3 4.87% 2/15/28	250,000	251,664
CarMax Auto Owner Trust Series 2023-1 A3 4.75% 10/15/27	250,000	250,256
Carvana Auto Receivables Trust Series 2021-P4 A3 1.31% 1/11/27	204,000	193,393
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	262,000	258,441
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	841,390
Discover Card Execution Note Trust
Series 2021-A2 A2 1.03% 9/15/28	600,000	534,978
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
Series 2022-A1 A1 1.96% 2/15/27	375,000	$ 356,454
Exeter Automobile Receivables Trust Series 2022-1A C 2.56% 6/15/28	225,000	216,134
Ford Credit Auto Lease Trust Series 2023-A A3 4.94% 3/15/26	123,000	122,659
Ford Credit Auto Owner Trust Series 2023-A A3 4.65% 2/15/28	133,000	133,083
GM Financial Consumer Automobile Receivables Trust
Series 2021-4 A3 0.68% 9/16/26	231,000	219,136
Series 2023-1 A3 4.66% 2/16/28	80,000	80,257
Honda Auto Receivables Owner Trust Series 2023-1 A3 5.04% 4/21/27	111,000	111,822
Hyundai Auto Receivables Trust Series 2022-A A3 2.22% 10/15/26	500,000	480,680
John Deere Owner Trust Series 2022-B A3 3.74% 2/16/27	195,000	191,242
Mercedes-Benz Auto Receivables Trust A3 5.21% 8/16/27	425,000	429,311
Toyota Auto Receivables Owner Trust Series 2022-A A3 1.23% 6/15/26	600,000	572,520
φVerizon Master Trust A1A 5.23% 11/22/27	350,000	351,835
Volkswagen Auto Loan Enhanced Trust Series 2021-1 A3 1.02% 6/22/26	101,000	96,557
World Omni Auto Receivables Trust Series 2023-A A3 4.83% 5/15/28	500,000	501,735
Total Non-Agency Asset-Backed Securities (Cost $9,638,728)		9,307,916
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.03%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	450,723
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	137,910
Series 2019-BN17 A4 3.71% 4/15/52	265,000	243,991
Series 2019-BN24 A3 2.96% 11/15/62	500,000	434,710
Series 2020-BN25 A5 2.65% 1/15/63	600,000	510,773

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2020-BN28 A4 1.84% 3/15/63	187,500	$ 148,910
Series 2021-BN31 A4 2.04% 2/15/54	313,043	249,726
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	556,633
Series 2020-C8 A5 2.04% 10/15/53	250,000	202,210
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	182,472
Series 2018-B3 A5 4.03% 4/10/51	350,000	329,497
Series 2018-B5 A4 4.21% 7/15/51	200,000	189,014
Series 2019-B10 A4 3.72% 3/15/62	575,000	527,250
Series 2020-B18 A5 1.93% 7/15/53	296,875	237,402
Series 2020-B19 A5 1.85% 9/15/53	800,000	636,446
Series 2021-B24 A5 2.58% 3/15/54	500,000	411,156
•Series 2022-B35 A5 4.46% 5/15/55	350,000	331,436
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	374,061
Citigroup Commercial Mortgage Trust
•Series 2015-GC33 B 4.57% 9/10/58	500,000	464,189
Series 2020-GC46 A5 2.72% 2/15/53	500,000	425,637
COMM Mortgage Trust
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,334,065
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,450,264
Series 2015-CR26 A3 3.36% 10/10/48	859,028	814,887
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	952,540
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	451,324
Series 2020-C19 2.56% 3/15/53	150,000	124,034
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.93% 9/10/47	500,000	484,314
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,441,447
Series 2020-GC45 A5 2.91% 2/13/53	275,000	237,311
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	$ 989,733
JPM-BB Commercial Mortgage Securities Trust Series 2016-C1 A5 3.58% 3/17/49	500,000	475,221
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	322,061
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,198,931
Series 2015-C25 ASB 3.38% 10/15/48	341,733	328,969
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	460,605
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	463,748	442,108
Series 2020-L4 2.70% 2/15/53	400,000	339,487
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	527,424
Series 2017-C7 A4 3.68% 12/15/50	350,000	327,581
Series 2018-C14 A3 4.18% 12/15/51	291,188	269,817
Series 2018-C8 A4 3.98% 2/15/51	200,000	186,691
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	449,092
Series 2015-P2 A4 3.81% 12/15/48	665,000	636,699
Series 2017-C41 A4 3.47% 11/15/50	350,000	323,194
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,222,015
Series 2019-C50 A5 3.73% 5/15/52	310,000	282,532
Series 2020-C56 A5 2.45% 6/15/53	220,600	183,271
WFRBS Commercial Mortgage Trust Series 2014-C22 A5 3.75% 9/15/57	1,000,000	964,104
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $28,853,516)		25,263,867

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
REGIONAL BONDS–0.28%
Canada—0.28%
ΔProvince of Alberta Canada
1.30% 7/22/30	150,000	$ 124,421
1.88% 11/13/24	250,000	239,847
3.30% 3/15/28	400,000	387,877
ΔProvince of British Columbia Canada
1.30% 1/29/31	250,000	207,793
6.50% 1/15/26	100,000	105,180
7.25% 9/1/36	100,000	131,624
ΔProvince of Manitoba Canada 2.60% 4/16/24	750,000	733,772
ΔProvince of New Brunswick Canada 3.63% 2/24/28	150,000	147,064
ΔProvince of Ontario Canada
0.63% 1/21/26	175,000	159,054
1.05% 4/14/26	600,000	548,874
1.13% 10/7/30	1,250,000	1,021,438
1.60% 2/25/31	250,000	210,169
2.00% 10/2/29	250,000	222,430
2.30% 6/15/26	500,000	473,333
ΔProvince of Quebec Canada
0.60% 7/23/25	250,000	230,708
1.35% 5/28/30	200,000	168,394
1.50% 2/11/25	250,000	237,630
2.50% 4/9/24	100,000	97,778
2.50% 4/20/26	1,000,000	956,667
2.75% 4/12/27	300,000	286,536
7.50% 9/15/29	175,000	208,404
		6,898,993
Total Regional Bonds (Cost $7,481,738)		6,898,993
SOVEREIGN BONDS–1.33%
Canada—0.08%
ΔCanada Government International Bonds
1.63% 1/22/25	500,000	478,150
2.88% 4/28/25	450,000	439,149
ΔExport Development Canada 3.88% 2/14/28	900,000	904,648
ΔProvince of Ontario Canada 3.10% 5/19/27	200,000	193,542
		2,015,489
Chile—0.07%
ΔChile Government International Bonds
2.55% 1/27/32	200,000	170,729
2.55% 7/27/33	250,000	205,409
3.10% 5/7/41	200,000	149,915
3.10% 1/22/61	200,000	129,962
3.13% 1/21/26	326,000	315,763
3.24% 2/6/28	350,000	333,559
3.50% 1/31/34	200,000	177,858
3.50% 1/25/50	200,000	149,357
4.34% 3/7/42	200,000	176,492
		1,809,044
	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Germany—0.02%
Kreditanstalt fuer Wiederaufbau 3.13% 6/10/25	500,000	$ 489,853
		489,853
Indonesia—0.10%
ΔIndonesia Government International Bonds
2.15% 7/28/31	400,000	331,568
2.85% 2/14/30	250,000	225,441
3.20% 9/23/61	200,000	138,693
3.50% 2/14/50	250,000	190,694
4.10% 4/24/28	300,000	294,762
4.20% 10/15/50	400,000	344,525
4.55% 1/11/28	200,000	199,613
4.65% 9/20/32	100,000	99,543
4.75% 2/11/29	200,000	202,146
4.85% 1/11/33	200,000	198,789
5.35% 2/11/49	200,000	201,260
5.45% 9/20/52	12,500	12,641
		2,439,675
Israel—0.06%
ΔIsrael Government AID Bonds 5.50% 4/26/24	200,000	201,778
ΔIsrael Government International Bonds
2.88% 3/16/26	200,000	189,816
3.25% 1/17/28	200,000	188,779
3.88% 7/3/50	400,000	333,400
4.50% 1/30/43	200,000	189,457
ΔState of Israel
2.50% 1/15/30	200,000	178,583
3.38% 1/15/50	200,000	152,779
		1,434,592
Italy—0.05%
ΔItaly Government International Bonds
1.25% 2/17/26	495,000	440,799
5.38% 6/15/33	800,000	802,650
		1,243,449
Japan—0.14%
ΔJapan Bank for International Cooperation
0.63% 7/15/25	235,000	215,709
1.25% 1/21/31	200,000	161,764
1.75% 10/17/24	200,000	191,639
1.88% 4/15/31	200,000	169,256
2.00% 10/17/29	200,000	175,129
2.13% 2/16/29	200,000	178,271
2.25% 11/4/26	200,000	186,622
2.38% 4/20/26	300,000	284,025
2.50% 5/23/24	200,000	195,157
2.75% 11/16/27	200,000	188,274
2.88% 6/1/27	350,000	332,486
2.88% 7/21/27	200,000	189,681
3.25% 7/20/28	300,000	286,869

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Japan (continued)
ΔJapan Bank for International Cooperation (continued)
3.88% 9/16/25	400,000	$ 395,653
4.25% 1/26/26	210,000	210,060
		3,360,595
Mexico—0.21%
ΔMexico Government International Bonds
3.25% 4/16/30	205,000	183,530
3.50% 2/12/34	200,000	169,562
3.75% 1/11/28	200,000	191,646
3.77% 5/24/61	200,000	134,896
4.13% 1/21/26	285,000	280,412
4.15% 3/28/27	370,000	363,101
4.28% 8/14/41	200,000	163,428
4.35% 1/15/47	200,000	157,867
4.40% 2/12/52	200,000	156,020
4.50% 1/31/50	400,000	322,032
4.60% 2/10/48	200,000	162,913
4.75% 4/27/32	1,100,000	1,056,097
4.75% 3/8/44	1,000,000	847,990
6.05% 1/11/40	475,000	482,696
6.75% 9/27/34	500,000	549,526
		5,221,716
Panama—0.11%
ΔPanama Government International Bonds
2.25% 9/29/32	700,000	535,766
3.16% 1/23/30	445,000	390,130
3.87% 7/23/60	310,000	202,631
3.88% 3/17/28	300,000	287,207
4.30% 4/29/53	300,000	219,574
4.50% 4/16/50	200,000	151,978
6.40% 2/14/35	200,000	208,287
6.70% 1/26/36	200,000	211,307
7.13% 1/29/26	100,000	105,661
8.88% 9/30/27	100,000	115,986
9.38% 4/1/29	100,000	122,382
		2,550,909
Peru—0.09%
ΔPeruvian Government International Bonds
2.78% 1/23/31	140,000	119,492
3.00% 1/15/34	233,000	189,899
3.30% 3/11/41	125,000	93,586
3.55% 3/10/51	395,000	288,705
3.60% 1/15/72	400,000	266,368
4.13% 8/25/27	350,000	342,875
5.63% 11/18/50	100,000	100,536
6.55% 3/14/37	500,000	542,895
7.35% 7/21/25	100,000	105,546
8.75% 11/21/33	200,000	251,539
		2,301,441
	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Philippines—0.14%
ΔPhilippines Government International Bonds
2.46% 5/5/30	250,000	$ 216,767
2.95% 5/5/45	650,000	466,493
3.00% 2/1/28	200,000	188,148
3.20% 7/6/46	200,000	148,134
3.56% 9/29/32	200,000	183,060
3.70% 2/2/42	200,000	163,025
3.75% 1/14/29	400,000	383,420
3.95% 1/20/40	500,000	427,046
5.00% 7/17/33	200,000	203,055
5.00% 1/13/37	500,000	499,500
5.61% 4/13/33	200,000	212,564
9.50% 2/2/30	300,000	379,518
		3,470,730
Poland—0.02%
ΔPoland Government International Bonds 3.25% 4/6/26	400,000	388,414
ΔRepublic of Poland Government International Bonds 5.75% 11/16/32	165,000	175,312
		563,726
Republic of Korea—0.15%
ΔExport-Import Bank of Korea
0.63% 2/9/26	200,000	178,360
1.25% 1/18/25	208,000	195,329
1.63% 1/18/27	200,000	180,174
2.13% 1/18/32	200,000	164,916
3.25% 11/10/25	200,000	192,760
4.00% 9/15/24	300,000	296,682
5.00% 1/11/28	300,000	306,351
5.13% 1/11/33	200,000	207,835
ΔKorea Development Bank
0.40% 6/19/24	215,000	203,912
0.80% 7/19/26	250,000	220,348
1.63% 1/19/31	250,000	203,119
2.00% 2/24/25	200,000	191,117
2.25% 2/24/27	200,000	185,001
4.38% 2/15/33	300,000	295,365
ΔKorea International Bonds
2.50% 6/19/29	200,000	184,312
2.75% 1/19/27	500,000	480,059
		3,685,640
Sweden—0.04%
ΔSvensk Exportkredit AB
0.50% 8/26/25	500,000	457,928
2.25% 3/22/27	200,000	187,916
3.63% 9/3/24	200,000	197,384
		843,228

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Uruguay—0.05%
ΔUruguay Government International Bonds
4.38% 10/27/27	300,000	$ 300,141
5.10% 6/18/50	600,000	600,172
7.63% 3/21/36	250,000	313,086
		1,213,399
Total Sovereign Bonds (Cost $36,262,569)		32,643,486
SUPRANATIONAL BANKS–1.34%
African Development Bank
0.88% 7/22/26	250,000	225,920
3.38% 7/7/25	350,000	344,832
4.38% 11/3/27	205,000	209,975
4.38% 3/14/28	200,000	205,414
Asian Development Bank
0.38% 9/3/25	750,000	687,251
0.50% 2/4/26	500,000	454,535
0.63% 4/29/25	1,500,000	1,396,865
0.75% 10/8/30	250,000	202,338
1.00% 4/14/26	300,000	275,225
1.50% 10/18/24	500,000	479,011
1.75% 8/14/26	100,000	93,417
1.88% 3/15/29	500,000	451,031
1.88% 1/24/30	200,000	177,748
2.00% 4/24/26	600,000	566,737
2.38% 8/10/27	250,000	236,065
2.88% 5/6/25	450,000	438,797
3.13% 4/27/32	600,000	572,546
4.00% 1/12/33	170,000	173,986
4.13% 9/27/24	250,000	248,811
4.25% 1/9/26	100,000	100,797
Asian Infrastructure Investment Bank
0.50% 5/28/25	500,000	462,207
3.75% 9/14/27	400,000	396,037
4.00% 1/18/28	750,000	752,544
Corp. Andina de Fomento 1.63% 9/23/25	500,000	463,725
Council Of Europe Development Bank
1.38% 2/27/25	250,000	237,175
3.00% 6/16/25	71,000	69,332
European Bank for Reconstruction & Development
0.50% 5/19/25	1,000,000	927,080
1.50% 2/13/25	85,000	80,960
4.38% 3/9/28	200,000	205,800
European Investment Bank
0.38% 12/15/25	400,000	361,860
0.38% 3/26/26	340,000	306,949
0.75% 10/26/26	222,000	199,576
1.25% 2/14/31	1,175,000	994,441
1.38% 3/15/27	1,250,000	1,142,262
1.63% 3/14/25	325,000	309,976
1.63% 10/9/29	550,000	485,251
1.75% 3/15/29	187,000	168,233
2.75% 8/15/25	273,000	265,582
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
3.25% 11/15/27	700,000	$ 687,050
3.75% 2/14/33	815,000	824,425
3.88% 3/15/28	200,000	201,592
Inter-American Development Bank
0.63% 7/15/25	1,000,000	926,525
0.63% 9/16/27	500,000	436,082
1.13% 7/20/28	200,000	174,924
1.13% 1/13/31	250,000	207,035
1.75% 3/14/25	1,250,000	1,194,350
2.00% 6/2/26	250,000	235,464
2.00% 7/23/26	100,000	94,189
2.25% 6/18/29	350,000	321,678
3.20% 8/7/42	100,000	87,213
3.25% 7/1/24	375,000	369,454
3.50% 9/14/29	400,000	394,968
3.88% 10/28/41	100,000	96,132
4.00% 1/12/28	200,000	202,262
4.38% 1/24/44	56,000	57,466
Inter-American Investment Corp. 4.13% 2/15/28	200,000	201,289
International Bank for Reconstruction & Development
0.38% 7/28/25	500,000	460,232
0.50% 10/28/25	280,000	256,581
0.63% 4/22/25	1,500,000	1,397,971
0.75% 11/24/27	325,000	283,887
0.88% 5/14/30	500,000	411,364
1.13% 9/13/28	1,000,000	872,286
1.25% 2/10/31	1,000,000	836,894
1.63% 1/15/25	750,000	716,331
1.63% 11/3/31	381,000	324,576
1.75% 10/23/29	250,000	221,596
2.50% 11/25/24	900,000	874,992
2.50% 11/22/27	350,000	331,594
3.13% 11/20/25	450,000	440,708
3.13% 6/15/27	1,000,000	976,700
3.88% 2/14/30	205,000	206,746
4.75% 2/15/35	50,000	53,763
International Finance Corp.
0.38% 7/16/25	145,000	133,670
0.75% 8/27/30	500,000	405,665
3.63% 9/15/25	267,000	264,922
National Australia Bank Ltd. 5.13% 11/22/24	250,000	251,605
Nordic Investment Bank
0.38% 9/11/25	250,000	229,385
0.50% 1/21/26	250,000	227,225
2.25% 5/21/24	200,000	194,882
3.38% 9/8/27	250,000	246,033
4.38% 3/14/28	200,000	205,907
Total Supranational Banks (Cost $35,089,667)		32,907,904

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–39.93%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	$ 1,996,289
1.13% 8/15/40	4,500,000	2,974,395
1.25% 5/15/50	6,300,000	3,662,367
1.38% 11/15/40	1,000,000	688,789
1.38% 8/15/50	8,000,000	4,804,062
1.63% 11/15/50	8,750,000	5,611,279
1.88% 2/15/41	3,000,000	2,243,672
1.88% 2/15/51	5,000,000	3,415,039
1.88% 11/15/51	7,500,000	5,107,031
2.00% 2/15/50	1,500,000	1,063,125
2.00% 8/15/51	7,000,000	4,923,789
2.25% 2/15/52	7,000,000	5,219,922
2.38% 11/15/49	2,500,000	1,931,152
2.38% 5/15/51	3,500,000	2,687,617
2.50% 2/15/45	10,400,000	8,298,469
2.50% 2/15/46	6,350,000	5,043,289
2.50% 5/15/46	7,200,000	5,717,250
2.75% 8/15/42	2,600,000	2,212,438
2.75% 11/15/42	3,500,000	2,968,164
2.75% 8/15/47	4,200,000	3,491,086
2.75% 11/15/47	6,500,000	5,407,695
2.88% 5/15/43	6,000,000	5,184,141
2.88% 8/15/45	1,200,000	1,022,531
2.88% 5/15/49	3,000,000	2,567,109
2.88% 5/15/52	2,000,000	1,710,938
3.00% 5/15/42	2,850,000	2,530,711
3.00% 11/15/45	8,100,000	7,047,949
3.00% 2/15/47	7,700,000	6,700,504
3.00% 5/15/47	5,700,000	4,960,559
3.00% 2/15/48	5,000,000	4,361,328
3.00% 8/15/48	11,000,000	9,605,664
3.00% 2/15/49	9,500,000	8,316,211
3.00% 8/15/52	2,500,000	2,196,094
3.13% 8/15/44	19,500,000	17,397,656
3.13% 5/15/48	4,000,000	3,570,000
3.25% 5/15/42	5,000,000	4,612,695
3.38% 11/15/48	2,000,000	1,870,781
3.63% 2/15/44	3,000,000	2,901,914
3.63% 2/15/53	5,000,000	4,964,063
3.75% 8/15/41	3,850,000	3,843,834
3.88% 8/15/40	3,750,000	3,845,508
4.00% 11/15/52	5,500,000	5,836,875
4.38% 5/15/41	2,750,000	2,991,699
5.00% 5/15/37	1,000,000	1,166,133
5.25% 11/15/28	500,000	541,113
5.38% 2/15/31	500,000	563,418
5.50% 8/15/28	500,000	544,824
6.00% 2/15/26	750,000	794,414
6.13% 11/15/27	800,000	884,000
6.13% 8/15/29	300,000	342,633
6.63% 2/15/27	750,000	828,018
6.75% 8/15/26	500,000	546,250
6.88% 8/15/25	1,000,000	1,067,891
7.50% 11/15/24	500,000	525,859
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
7.63% 2/15/25	500,000	$ 531,523
U.S. Treasury Notes
0.25% 6/15/24	10,000,000	9,509,375
0.25% 10/31/25	20,000,000	18,235,156
0.38% 9/15/24	11,000,000	10,392,852
0.38% 12/31/25	2,500,000	2,278,711
0.38% 7/31/27	45,000,000	39,091,992
0.50% 5/31/27	5,000,000	4,387,500
0.50% 6/30/27	12,000,000	10,510,781
0.50% 8/31/27	15,500,000	13,510,430
0.63% 10/15/24	5,000,000	4,728,906
0.63% 12/31/27	10,000,000	8,696,875
0.63% 5/15/30	3,750,000	3,069,873
0.63% 8/15/30	5,000,000	4,074,414
0.75% 11/15/24	16,000,000	15,125,625
0.75% 1/31/28	35,000,000	30,570,312
0.88% 9/30/26	10,000,000	9,056,250
0.88% 11/15/30	16,000,000	13,245,000
1.13% 2/28/25	5,500,000	5,200,508
1.13% 2/29/28	12,000,000	10,657,031
1.13% 2/15/31	5,000,000	4,210,352
1.25% 6/30/28	5,000,000	4,437,891
1.25% 8/15/31	17,000,000	14,259,414
1.38% 10/31/28	8,000,000	7,097,812
1.38% 12/31/28	10,000,000	8,857,813
1.38% 11/15/31	10,500,000	8,862,656
1.50% 9/30/24	5,000,000	4,797,461
1.50% 11/30/24	32,000,000	30,605,000
1.50% 8/15/26	11,000,000	10,209,805
1.50% 1/31/27	8,000,000	7,365,000
1.50% 2/15/30	6,000,000	5,259,844
1.63% 2/15/26	11,000,000	10,345,156
1.63% 5/15/26	6,500,000	6,085,879
1.63% 11/30/26	6,000,000	5,567,578
1.63% 8/15/29	8,000,000	7,135,625
1.63% 5/15/31	19,000,000	16,512,930
1.75% 11/15/29	5,000,000	4,490,234
1.88% 7/31/26	8,000,000	7,526,250
1.88% 2/15/32	10,000,000	8,776,563
2.00% 4/30/24	8,000,000	7,780,312
2.00% 5/31/24	10,000,000	9,719,531
2.00% 2/15/25	11,000,000	10,575,469
2.00% 11/15/26	5,000,000	4,702,344
2.13% 9/30/24	7,000,000	6,779,336
2.13% 11/30/24	9,000,000	8,698,008
2.13% 5/31/26	10,000,000	9,503,906
2.25% 3/31/26	5,000,000	4,781,836
2.25% 2/15/27	16,000,000	15,158,125
2.25% 8/15/27	9,000,000	8,489,883
2.25% 11/15/27	11,500,000	10,817,187
2.38% 5/15/27	9,500,000	9,023,145
2.38% 5/15/29	11,000,000	10,263,086
2.50% 4/30/24	53,000,000	51,832,344
2.50% 5/31/24	10,000,000	9,775,781

LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.63% 12/31/25	2,000,000	$ 1,935,703
2.63% 2/15/29	9,000,000	8,533,828
2.63% 7/31/29	5,000,000	4,728,906
2.75% 2/28/25	5,000,000	4,876,563
2.75% 6/30/25	5,000,000	4,866,016
2.75% 2/15/28	12,000,000	11,526,563
2.75% 8/15/32	12,000,000	11,293,125
2.88% 11/30/25	7,000,000	6,822,813
2.88% 5/15/28	4,000,000	3,858,438
2.88% 8/15/28	13,000,000	12,520,117
2.88% 5/15/32	18,000,000	17,129,531
3.00% 7/31/24	22,000,000	21,599,531
3.13% 8/15/25	10,000,000	9,812,109
3.13% 11/15/28	7,000,000	6,823,906
3.50% 1/31/28	6,000,000	5,968,594
3.50% 2/15/33	10,000,000	10,015,625
3.63% 3/31/28	8,000,000	8,013,750
3.88% 1/15/26	15,000,000	15,004,687
3.88% 12/31/27	3,500,000	3,536,777
3.88% 9/30/29	9,000,000	9,147,656
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.00% 2/15/26	4,000,000	$ 4,016,562
4.13% 1/31/25	5,000,000	4,998,633
4.13% 11/15/32	13,000,000	13,660,156
4.25% 10/15/25	12,000,000	12,092,813
4.50% 11/15/25	8,500,000	8,625,508
Total U.S. Treasury Obligations (Cost $1,070,392,926)		979,894,816

	Number of Shares
MONEY MARKET FUND–2.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	51,661,873	51,661,873
Total Money Market Fund (Cost $51,661,873)		51,661,873

TOTAL INVESTMENTS–101.38% (Cost $2,743,128,972)	2,488,037,428

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.38%)	(33,827,798)
NET ASSETS APPLICABLE TO 243,640,682 SHARES OUTSTANDING–100.00%	$2,454,209,630

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ Securities have been classified by country of origin.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.

Summary of Abbreviations:
AID–Agency for International Development
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
PRIME–Federal Reserve Prime Lending Rate
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,119,764	$—	$20,119,764
Agency Mortgage-Backed Securities	—	665,379,828	—	665,379,828
Agency Obligations	—	29,899,419	—	29,899,419
Corporate Bonds	—	618,615,480	—	618,615,480
Municipal Bonds	—	15,444,082	—	15,444,082
Non-Agency Asset-Backed Securities	—	9,307,916	—	9,307,916
Non-Agency Commercial Mortgage-Backed Securities	—	25,263,867	—	25,263,867
Regional Bonds	—	6,898,993	—	6,898,993
Sovereign Bonds	—	32,643,486	—	32,643,486
Supranational Banks	—	32,907,904	—	32,907,904
U.S. Treasury Obligations	—	979,894,816	—	979,894,816
Money Market Fund	51,661,873	—	—	51,661,873
Total Investments	$51,661,873	$2,436,375,555	$—	$2,488,037,428
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Bond Index Fund–70